Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Capital Markets-0.35%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	377,500	$5,418,417
Diversified Financial Services-0.00%
Zhengqi Financial Holding Corp., Rts., TBA (China)(b)(c)	122,862	0
Electrical Equipment-1.21%
East Group Co. Ltd., A Shares (China)	1,450,900	2,348,389
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	731,118	3,393,833
Sieyuan Electric Co. Ltd., A Shares (China)	536,120	2,370,743
Suzhou Anjie Technology Co. Ltd., A Shares (China)	492,900	944,376
Suzhou Maxwell Technologies Co. Ltd., A Shares (China)	72,371	7,312,315
Topsec Technologies Group, Inc., A Shares (China)	826,900	2,338,676
		18,708,332
Electronic Equipment, Instruments & Components-15.35%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	579,956	3,311,955
BOE Technology Group Co. Ltd., A Shares (China)	23,801,774	21,161,065
BOE Technology Group Co. Ltd., B Shares (China)	9,394,579	4,630,075
Chaozhou Three-Circle Group Co. Ltd., A Shares (China)	1,276,390	9,192,902
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	166,960	2,866,582
Hangzhou Century Co. Ltd., A Shares (China)	610,960	682,283
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	1,154,600	2,718,263
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,786,300	2,631,184
Lingyi iTech Guangdong Co., A Shares (China)	4,958,400	5,299,159
Maxscend Microelectronics Co. Ltd., A Shares (China)	209,229	13,064,863
OFILM Group Co. Ltd., A Shares (China)	1,893,173	2,158,164
Raytron Technology Co. Ltd., A Shares (China)	312,620	5,456,554
Shengyi Technology Co. Ltd., A Shares (China)	1,609,819	6,856,872
Shennan Circuits Co. Ltd., A Shares (China)	124,064	2,336,661
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	843,680	2,322,103
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	251,720	1,154,053
Sunny Optical Technology Group Co. Ltd. (China)	4,219,345	127,700,991
Tianma Microelectronics Co. Ltd., A Shares (China)	1,621,427	3,515,942
Unisplendour Corp. Ltd., A Shares (China)	932,858	3,808,704
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	585,400	1,244,008
Westone Information Industry, Inc., A Shares (China)	594,400	2,583,347
Wuhan Guide Infrared Co. Ltd., A Shares (China)	1,648,550	7,001,416
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	1,332,710	$2,726,809
Xiamen Meiya Pico Information Co. Ltd., A Shares (China)	566,780	1,649,520
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	855,370	1,811,085
		237,884,560
Entertainment-9.15%
Bilibili, Inc., ADR (China)(b)(d)	1,089,729	93,259,008
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	487,800	1,084,957
Tencent Music Entertainment Group, ADR (China)(b)	4,484,516	47,401,334
		141,745,299
Health Care Technology-0.22%
Winning Health Technology Group Co. Ltd., A Shares (China)	1,502,529	3,346,556
Interactive Media & Services-26.07%
Autohome, Inc., ADR (China)	611,310	27,692,343
Baidu, Inc., ADR (China)(b)	739,261	121,246,196
JOYY, Inc., ADR (China)(d)	530,658	28,363,670
Kuaishou Technology (China)(b)(d)(e)	2,578,425	36,530,342
Momo, Inc., ADR (China)	1,567,802	19,425,067
Tencent Holdings Ltd. (China)	2,258,173	139,188,911
Weibo Corp., ADR (China)(b)(d)	558,570	31,503,348
		403,949,877
Internet & Direct Marketing Retail-7.94%
Dada Nexus Ltd., ADR (China)(b)(d)	642,156	13,864,148
Meituan, B Shares (China)(b)(e)	3,943,069	109,089,952
		122,954,100
IT Services-6.80%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	1,084,200	2,712,053
Beijing Ultrapower Software Co. Ltd., A Shares (China)(b)	1,377,700	970,918
China TransInfo Technology Co. Ltd., A Shares (China)	713,971	1,704,117
DHC Software Co. Ltd., A Shares (China)	2,188,600	2,410,196
Doushen Beijing Education & Technology, Inc., A Shares (China)(b)	610,100	347,748
GDS Holdings Ltd., ADR (China)(b)(d)	870,787	51,341,602
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(d)	928,081	26,914,349
Taiji Computer Corp. Ltd., A Shares (China)	407,373	1,465,112
TravelSky Technology Ltd., H Shares (China)	9,363,048	15,903,880
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,723,345	1,654,932
		105,424,907
Machinery-0.20%
Han’s Laser Technology Industry Group Co. Ltd., A Shares (China)	535,600	3,055,333
Media-3.27%
China Literature Ltd. (China)(b)(d)(e)	4,008,686	37,140,389
Focus Media Information Technology Co. Ltd., A Shares (China)	10,317,119	11,984,944
People.cn Co. Ltd., A Shares (China)	776,800	1,511,176
		50,636,509
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Metals & Mining-0.30%
Shenghe Resources Holding Co. Ltd., A Shares (China)	1,233,009	$4,719,058
Real Estate Management & Development-0.11%
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	682,175	1,739,169
Semiconductors & Semiconductor Equipment-16.28%
All Winner Technology Co. Ltd., A Shares (China)	199,223	2,976,481
Gigadevice Semiconductor Beijing, Inc., A Shares (China)	466,764	16,631,671
Hua Hong Semiconductor Ltd. (China)(b)(e)	4,921,946	31,066,174
Ingenic Semiconductor Co. Ltd., A Shares (China)	266,100	7,830,956
JCET Group Co. Ltd., A Shares (China)	1,250,200	7,586,828
LONGi Green Energy Technology Co. Ltd., A Shares (China)	3,806,504	50,656,696
Montage Technology Co. Ltd., A Shares (China)	794,561	8,303,367
NAURA Technology Group Co. Ltd., A Shares (China)	349,057	23,355,889
Sanan Optoelectronics Co. Ltd., A Shares (China)	3,148,515	20,764,799
SG Micro Corp., A Shares (China)	165,175	9,539,590
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	126,300	2,333,585
Shenzhen SC New Energy Technology Corp., A Shares (China)	218,118	5,489,859
Tianjin Zhonghuan Semiconductor Co. Ltd., A Shares (China)	2,131,825	16,529,461
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,924,700	4,236,170
TongFu Microelectronics Co. Ltd., A Shares (China)	933,700	3,359,486
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	426,500	12,621,990
Will Semiconductor Co. Ltd., A Shares (China)	426,359	19,949,319
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	903,200	8,933,654
		252,165,975
Software-11.07%
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)	456,300	1,866,531
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)(b)	742,000	1,229,714
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	1,053,352	3,295,651
China National Software & Service Co. Ltd., A Shares (China)	347,500	3,121,757
Hundsun Technologies, Inc., A Shares (China)	1,027,435	8,865,512
Iflytek Co. Ltd., A Shares (China)	1,563,850	14,194,138
Kingdee International Software Group Co. Ltd. (China)(b)	19,194,265	59,772,135
Ming Yuan Cloud Group Holdings Ltd. (China)	5,526,612	20,623,809
National Agricultural Holdings Ltd., ADR (Hong Kong)(b)(c)	534,446	0
Newland Digital Technology Co. Ltd., A Shares (China)	738,000	1,763,756
	Shares	Value
Software-(continued)
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	520,700	$1,813,816
OneConnect Financial Technology Co. Ltd., ADR (China)(b)(d)	1,225,575	9,718,810
Sangfor Technologies, Inc., A Shares (China)	103,114	3,864,998
Shanghai 2345 Network Holding Group Co. Ltd., A Shares (China)(b)	2,335,600	687,335
Shanghai Baosight Software Co. Ltd., A Shares (China)	480,941	4,976,048
Shanghai Baosight Software Co. Ltd., B Shares (China)	3,889,324	13,869,329
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)	496,300	1,169,203
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	661,500	1,308,389
Sinosoft Co. Ltd., A Shares (China)	149,120	602,365
Thunder Software Technology Co. Ltd., A Shares (China)	265,587	6,006,693
Yonyou Network Technology Co. Ltd., A Shares (China)	2,298,904	12,747,357
		171,497,346
Technology Hardware, Storage & Peripherals-1.63%
China Greatwall Technology Group Co. Ltd., A Shares (China)	2,056,946	5,081,593
Dawning Information Industry Co. Ltd., A Shares (China)	1,019,120	5,095,363
Inspur Electronic Information Industry Co. Ltd., A Shares (China)	1,021,058	4,820,384
Legend Holdings Corp., H Shares (China)(e)	5,177,828	7,369,104
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	1,033,617	2,950,540
		25,316,984
Total Common Stocks & Other Equity Interests (Cost $1,483,846,735)		1,548,562,422

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $1,457,774)	1,457,774	1,457,774
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,485,304,509)		1,550,020,196
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.87%
Invesco Private Government Fund, 0.02%(f)(g)(h)	43,165,704	43,165,704
Invesco Private Prime Fund, 0.12%(f)(g)(h)	125,247,358	125,297,458
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $168,463,161)		168,463,162
TOTAL INVESTMENTS IN SECURITIES-110.92% (Cost $1,653,767,670)		1,718,483,358
OTHER ASSETS LESS LIABILITIES-(10.92)%		(169,140,925)
NET ASSETS-100.00%		$1,549,342,433

See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2021.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $221,195,961, which represented 14.28% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$288,681,277	$(287,223,503)	$-	$-	$1,457,774	$808
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,604,027	530,773,517	(498,211,840)	-	-	43,165,704	5,467*
Invesco Private Prime Fund	15,906,040	820,389,209	(711,004,341)	1	6,549	125,297,458	69,550*
Total	$26,510,067	$1,639,844,003	$(1,496,439,684)	$1	$6,549	$169,920,936	$75,825

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.95%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Developed Markets Momentum ETF (PIZ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Australia-2.38%
Afterpay Ltd.(a)	21,134	$1,501,570
Macquarie Group Ltd.	9,482	1,093,553
Mineral Resources Ltd.	29,744	1,377,608
Wesfarmers Ltd.	25,520	1,146,893
		5,119,624
Austria-0.61%
Verbund AG	14,123	1,303,759
Belgium-0.81%
Sofina S.A.	3,728	1,747,047
Canada-13.55%
Bank of Nova Scotia (The)	22,209	1,385,361
Boyd Group Services, Inc.	34,317	6,717,704
Canadian Pacific Railway Ltd.	16,396	1,216,746
Cenovus Energy, Inc.	110,861	924,471
Constellation Software, Inc.	3,918	6,272,158
Element Fleet Management Corp.	94,187	1,077,414
FirstService Corp.	7,057	1,313,659
Intact Financial Corp.	7,843	1,068,058
Open Text Corp.	34,241	1,777,400
Royal Bank of Canada	17,478	1,766,631
TFI International, Inc.	12,754	1,426,862
Toromont Industries Ltd.	13,578	1,146,736
Toronto-Dominion Bank (The)	29,075	1,931,967
WSP Global, Inc.	9,979	1,183,795
		29,208,962
China-2.27%
SITC International Holdings Co. Ltd.	797,004	3,281,878
Xinyi Glass Holdings Ltd.	431,992	1,612,076
		4,893,954
Denmark-5.18%
DSV Panalpina A/S	8,579	2,089,737
Novozymes A/S, Class B	24,390	1,915,693
Rockwool International A/S, Class B	2,179	1,155,691
Royal Unibrew A/S	44,388	6,014,730
		11,175,851
Finland-3.44%
Kesko OYJ, Class B(b)	32,456	1,391,281
Sampo OYJ, Class A	78,199	3,766,629
UPM-Kymmene OYJ	28,976	1,183,350
Valmet OYJ	26,018	1,083,837
		7,425,097
France-7.15%
Dassault Systemes SE	29,482	1,626,329
Hermes International	944	1,442,901
Kering S.A.	2,163	1,939,567
L’Oreal S.A.	2,576	1,178,779
LVMH Moet Hennessy Louis Vuitton SE	2,679	2,140,819
Safran S.A.	9,842	1,287,273
SOITEC(a)	14,657	3,510,817
Teleperformance	5,399	2,276,600
		15,403,085
Germany-4.64%
Carl Zeiss Meditec AG, BR(b)	7,114	1,584,241
Deutsche Post AG	16,564	1,121,732
Eckert & Ziegler Strahlen- und Medizintechnik AG	32,013	4,403,480
	Shares	Value
Germany-(continued)
HelloFresh SE(a)	19,651	$1,842,736
Infineon Technologies AG	27,632	1,052,937
		10,005,126
Hong Kong-1.22%
Techtronic Industries Co. Ltd.	147,496	2,636,297
Ireland-1.23%
Kingspan Group PLC	24,380	2,651,031
Italy-1.55%
Amplifon S.p.A.	31,727	1,568,081
Interpump Group S.p.A.	28,339	1,769,272
		3,337,353
Japan-5.56%
Fujitsu Ltd.	6,179	1,045,222
Ibiden Co. Ltd.	19,774	1,039,599
ITOCHU Corp.	37,900	1,116,108
Lasertec Corp.	27,571	5,142,400
NOF Corp.	22,598	1,142,769
Tokyo Electron Ltd.	3,420	1,399,785
Yamaha Corp.	19,963	1,096,828
		11,982,711
Luxembourg-1.58%
Eurofins Scientific SE	28,438	3,400,506
Netherlands-5.47%
ASM International N.V.	14,736	5,222,967
ASML Holding N.V.	7,013	5,313,937
IMCD N.V.	7,228	1,251,361
		11,788,265
Norway-0.64%
TOMRA Systems ASA	23,684	1,369,326
Singapore-0.57%
Oversea-Chinese Banking Corp. Ltd.	135,945	1,234,860
South Korea-1.67%
HMM Co. Ltd.(a)	61,678	2,144,856
Kakao Corp.	11,363	1,452,172
		3,597,028
Spain-0.56%
Cellnex Telecom S.A.(c)	18,627	1,213,510
Sweden-15.25%
Assa Abloy AB, Class B	40,276	1,292,431
Atlas Copco AB, Class A	23,472	1,587,697
EQT AB	29,121	1,404,588
Evolution AB(c)	24,701	4,305,113
Fastighets AB Balder, Class B(a)	76,309	5,275,228
Getinge AB, Class B	28,657	1,245,985
Hexagon AB, Class B	187,615	3,107,256
Industrivarden AB, Class A	27,664	1,104,747
Indutrade AB	103,650	3,382,680
Investor AB, Class B	68,760	1,704,595
Nibe Industrier AB, Class B	372,728	4,453,277
Svenska Cellulosa AB S.C.A., Class B	79,199	1,472,768
Swedish Match AB	146,047	1,308,365
Thule Group AB(c)	24,392	1,231,492
		32,876,222
Switzerland-13.47%
Geberit AG	5,054	4,147,815
Kuehne + Nagel International AG, Class R	14,897	5,023,197
Logitech International S.A., Class R	23,210	2,536,889
See accompanying notes which are an integral part of this schedule.

Invesco DWA Developed Markets Momentum ETF (PIZ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Switzerland-(continued)
Partners Group Holding AG	2,256	$3,854,591
SGS S.A.	780	2,524,263
Sika AG(b)	7,100	2,499,845
Sonova Holding AG, Class A	7,356	2,888,669
Straumann Holding AG, Class R	1,060	1,964,912
Swiss Life Holding AG	2,218	1,145,343
VAT Group AG(c)	3,732	1,464,305
Zur Rose Group AG(a)(b)	2,671	993,189
		29,043,018
United Kingdom-10.40%
3i Group PLC	65,570	1,166,460
Croda International PLC(b)	40,778	4,773,779
Dechra Pharmaceuticals PLC	23,505	1,624,205
Electrocomponents PLC	79,367	1,122,239
Genus PLC	16,516	1,266,411
InterContinental Hotels Group PLC(a)(b)	19,260	1,272,230
JD Sports Fashion PLC	231,343	2,885,182
Royal Mail PLC	130,438	914,390
Segro PLC	80,395	1,360,888
Spirax-Sarco Engineering PLC	23,577	4,920,323
UNITE Group PLC (The)	68,759	1,106,560
		22,412,667
	Shares	Value
United States-0.63%
Ferguson PLC	9,681	$1,358,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $172,267,677)		215,183,412
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.83%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,473,766	2,473,766
Invesco Private Prime Fund, 0.12%(d)(e)(f)	5,769,814	5,772,122
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,245,888)		8,245,888
TOTAL INVESTMENTS IN SECURITIES-103.66% (Cost $180,513,565)		223,429,300
OTHER ASSETS LESS LIABILITIES-(3.66)%		(7,880,970)
NET ASSETS-100.00%		$215,548,330

Investment Abbreviations:
BR-Bearer Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $8,214,420, which represented 3.81% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$16,251,560	$(16,251,560)	$-	$-	$-	$15
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,198,622	24,686,679	(24,411,535)	-	-	2,473,766	371*
Invesco Private Prime Fund	3,297,934	33,403,208	(30,929,280)	(20)	280	5,772,122	4,344*
Total	$5,496,556	$74,341,447	$(71,592,375)	$(20)	$280	$8,245,888	$4,730

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Emerging Markets Momentum ETF (PIE)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.90%
Brazil-7.48%
Azul S.A., Preference Shares(a)	156,100	$1,179,750
Banco Inter S.A., Preference Shares(b)	565,000	2,620,223
Braskem S.A., ADR(a)(c)	59,741	1,325,055
Braskem S.A., Class A, Preference Shares(a)	119,500	1,340,779
Embraer S.A., ADR(a)	90,296	1,291,233
Eneva S.A.(a)	435,500	1,392,693
Locaweb Servicos de Internet S.A.(b)	458,200	2,217,513
Natura & Co. Holding S.A.(a)	113,000	1,180,034
Petro Rio S.A.(a)	568,700	1,972,236
TOTVS S.A.	182,200	1,251,694
Vale S.A., ADR	106,970	2,248,509
		18,019,719
China-28.86%
A-Living Smart City Services Co. Ltd., U Shares(b)	321,250	1,227,754
ANTA Sports Products Ltd.	289,769	6,312,782
BYD Electronic International Co. Ltd.(c)	524,500	2,652,467
China Longyuan Power Group Corp. Ltd., H Shares	784,000	1,464,855
China Medical System Holdings Ltd.	488,780	991,246
China Meidong Auto Holdings Ltd.	1,358,551	7,324,904
China Merchants Bank Co. Ltd., H Shares	239,168	1,821,951
China Overseas Property Holdings Ltd.	1,412,843	1,321,722
China Resources Beer Holdings Co. Ltd.	322,000	2,409,448
Chinasoft International Ltd.	830,000	1,486,720
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)(c)	1,386,472	2,087,415
Country Garden Services Holdings Co. Ltd.	253,532	2,056,979
ENN Energy Holdings Ltd.	71,849	1,502,401
GCL-Poly Energy Holdings Ltd.(a)(d)	50	8
Genscript Biotech Corp.(a)	342,000	1,500,695
Greentown Service Group Co. Ltd.(b)	982,000	1,067,776
Huazhu Group Ltd., ADR(a)	61,577	2,769,733
Li Ning Co. Ltd.	526,000	5,543,468
Lifetech Scientific Corp.(a)	2,206,000	1,231,990
MicroPort Scientific Corp.(c)	463,400	3,491,362
Pharmaron Beijing Co. Ltd., H Shares(b)	66,400	1,453,397
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	632,000	1,132,057
Shenzhou International Group Holdings Ltd.	303,104	6,693,001
Sihuan Pharmaceutical Holdings Group Ltd.	4,142,000	1,407,103
Silergy Corp.	25,526	3,436,631
Sunny Optical Technology Group Co. Ltd.	43,900	1,328,660
WuXi AppTec Co. Ltd., H Shares(b)	91,600	2,025,026
Wuxi Biologics Cayman, Inc.(a)(b)	136,000	2,073,811
Zhongsheng Group Holdings Ltd.	189,000	1,736,489
		69,551,851
Hong Kong-0.51%
Kingboard Laminates Holdings Ltd.	614,512	1,228,834
Hungary-0.55%
OTP Bank Nyrt(a)	24,600	1,330,203
India-1.92%
HDFC Bank Ltd., ADR	27,909	1,969,538
Infosys Ltd., ADR	62,032	1,372,148
Tata Motors Ltd., ADR(a)(c)	65,059	1,280,361
		4,622,047
	Shares	Value
Indonesia-1.55%
PT Merdeka Copper Gold Tbk(a)	11,201,185	$2,292,516
PT Tower Bersama Infrastructure Tbk	6,494,503	1,441,476
		3,733,992
Malaysia-0.93%
Malaysian Pacific Industries Bhd.	213,400	2,250,308
Mexico-1.96%
Cemex S.A.B. de C.V., ADR(a)	171,401	1,393,490
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(a)	904,543	2,004,073
Grupo Elektra S.A.B. de C.V.	16,256	1,320,936
		4,718,499
South Africa-2.68%
Foschini Group Ltd. (The)(a)	119,134	1,261,886
Motus Holdings Ltd.	238,273	1,386,434
MTN Group Ltd.(a)	174,607	1,258,161
Sasol Ltd., ADR(a)	87,159	1,302,156
Transaction Capital Ltd.	508,296	1,250,869
		6,459,506
Taiwan-48.54%
Accton Technology Corp.	538,000	6,271,697
Advantech Co. Ltd.	319,000	4,152,190
AP Memory Technology Corp.	302,000	7,883,426
ASMedia Technology, Inc.	38,000	2,656,535
Asustek Computer, Inc.	103,000	1,292,794
Chailease Holding Co. Ltd.	225,000	1,862,596
Cheng Loong Corp.	842,000	1,269,097
Delta Electronics, Inc.	122,000	1,252,065
Elan Microelectronics Corp.	234,000	1,514,536
Elite Material Co. Ltd.	178,000	1,432,147
Elite Semiconductor Microelectronics Technology, Inc.	366,000	2,362,346
Evergreen Marine Corp. Taiwan Ltd.(a)	803,000	3,790,309
Fitipower Integrated Technology, Inc.	363,000	3,634,543
Fitipower Integrated Technology, Inc., Rts., expiring 08/02/2021(a)	31,500	28,160
FocalTech Systems Co. Ltd.	381,000	3,767,084
Great Wall Enterprise Co. Ltd.	788,000	1,693,503
Greatek Electronics, Inc.	657,000	2,236,596
HannStar Display Corp.(a)	1,754,000	1,188,568
Hiwin Technologies Corp.	90,000	1,029,859
IBF Financial Holdings Co. Ltd.	2,283,000	1,342,941
Kinsus Interconnect Technology Corp.	298,000	1,960,737
Lien Hwa Industrial Holdings Corp.	1,828,000	3,431,790
Lite-On Technology Corp.	691,000	1,583,876
Lotes Co. Ltd.	112,000	2,286,859
Micro-Star International Co. Ltd.	765,000	4,048,632
momo.com, Inc.	68,400	3,815,627
Nan Ya Printed Circuit Board Corp.	367,000	5,210,048
Realtek Semiconductor Corp.	154,000	3,238,047
Sinbon Electronics Co. Ltd.	638,000	5,475,416
TA Chen Stainless Pipe	993,000	1,846,451
Taiwan Glass Industry Corp.	1,234,000	1,681,223
Taiwan Semiconductor Manufacturing Co. Ltd.	216,680	4,493,989
Taiwan Surface Mounting Technology Corp.	470,000	2,100,840
Topco Scientific Co. Ltd.	973,000	4,505,757
TXC Corp.	355,000	1,523,333
Unimicron Technology Corp.	706,000	3,685,893
Wan Hai Lines Ltd.	570,000	4,555,516
Winbond Electronics Corp.	1,070,000	1,308,564
Wiwynn Corp.	105,000	3,518,148
See accompanying notes which are an integral part of this schedule.

Invesco DWA Emerging Markets Momentum ETF (PIE)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Taiwan-(continued)
Yang Ming Marine Transport Corp.(a)	1,049,000	$4,388,807
YFY, Inc.	1,174,000	1,668,747
		116,989,292
Thailand-3.92%
Banpu PCL, NVDR	2,633,686	1,065,734
Com7 PCL, NVDR	2,403,536	4,735,041
Dohome PCL, NVDR	2,381,035	1,803,842
KCE Electronics PCL, NVDR	769,473	1,837,792
		9,442,409
Total Common Stocks & Other Equity Interests (Cost $210,893,656)		238,346,660
Exchange-Traded Funds-1.02%
India-1.02%
iShares MSCI India ETF (Cost $2,371,519)	55,236	2,468,497
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $213,265,175)		240,815,157
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.50%
Invesco Private Government Fund, 0.02%(e)(f)(g)	1,068,459	$1,068,459
Invesco Private Prime Fund, 0.12%(e)(f)(g)	2,540,911	2,541,928
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,610,387)		3,610,387
TOTAL INVESTMENTS IN SECURITIES-101.42% (Cost $216,875,562)		244,425,544
OTHER ASSETS LESS LIABILITIES-(1.42)%		(3,427,770)
NET ASSETS-100.00%		$240,997,774

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund
NVDR-Non-Voting Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $12,685,500, which represented 5.26% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$22,722,039	$(22,722,039)	$-	$-	$-	$43
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	777,304	13,639,785	(13,348,630)	-	-	1,068,459	124*
Invesco Private Prime Fund	1,165,956	20,151,545	(18,775,619)	-	46	2,541,928	1,303*
Total	$1,943,260	$56,513,369	$(54,846,288)	$-	$46	$3,610,387	$1,470

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Australia-5.43%
AGL Energy Ltd.	63,739	$338,735
AMP Ltd.	238,445	182,280
Ampol Ltd.	15,304	317,790
APA Group	50,713	355,246
Aristocrat Leisure Ltd.	15,274	467,499
ASX Ltd.	6,063	342,669
Aurizon Holdings Ltd.	167,953	476,532
Australia & New Zealand Banking Group Ltd.	121,549	2,475,739
Bank of Queensland Ltd.	44,605	295,738
Bendigo & Adelaide Bank Ltd.	40,508	307,580
BHP Group Ltd.	188,612	7,415,814
BHP Group PLC	129,275	4,177,101
BlueScope Steel Ltd.	41,009	729,175
Boral Ltd.(a)	64,223	338,947
Brambles Ltd.	100,177	855,640
Challenger Ltd.	58,724	245,609
Coles Group Ltd.	68,271	877,694
Commonwealth Bank of Australia	57,349	4,200,685
Computershare Ltd.	27,281	312,825
Crown Resorts Ltd.(a)	28,078	177,700
CSL Ltd.	6,539	1,388,644
Dexus	81,890	618,787
Endeavour Group Ltd.(a)	40,365	196,714
Fortescue Metals Group Ltd.	48,550	888,955
Glencore PLC(a)	739,264	3,325,564
Goodman Group	47,262	786,512
GPT Group (The)	132,011	453,152
GPT Group (The)(b)	231,466	0
Incitec Pivot Ltd.	141,766	279,270
Insurance Australia Group Ltd.(c)	161,950	577,351
JB Hi-Fi Ltd.	6,809	240,438
Lendlease Corp. Ltd.(c)	34,638	309,856
Macquarie Group Ltd.	13,552	1,562,943
Medibank Pvt Ltd.	160,144	389,633
Metcash Ltd.(c)	90,423	266,526
Mirvac Group	317,383	667,216
National Australia Bank Ltd.	132,204	2,519,788
Newcrest Mining Ltd.	35,603	693,243
Oil Search Ltd.	150,290	420,893
Orica Ltd.	24,528	223,383
Origin Energy Ltd.	151,893	458,877
Qantas Airways Ltd.(a)	97,382	328,555
QBE Insurance Group Ltd.	88,414	707,727
Ramsay Health Care Ltd.(c)	9,235	435,394
Rio Tinto Ltd.	22,890	2,244,831
Rio Tinto PLC	69,119	5,863,040
Santos Ltd.	95,233	451,507
Scentre Group	382,117	730,275
SEEK Ltd.	9,217	198,303
Sonic Healthcare Ltd.	21,976	646,462
South32 Ltd.	365,513	797,951
Star Entertainment Group Ltd. (The)(a)	83,211	209,182
Stockland	179,107	579,272
Suncorp Group Ltd.	65,356	554,381
Tabcorp Holdings Ltd.	116,700	424,613
Telstra Corp. Ltd.	533,520	1,482,380
Transurban Group	104,512	1,098,548
Treasury Wine Estates Ltd.	38,060	333,194
Vicinity Centres	377,599	431,597
Wesfarmers Ltd.	35,370	1,589,562
Westpac Banking Corp.	165,403	2,981,129
	Shares	Value
Australia-(continued)
Whitehaven Coal Ltd.(a)	205,804	$335,833
Woodside Petroleum Ltd.	71,444	1,150,602
Woolworths Group Ltd.	40,365	1,150,021
Worley Ltd.	28,274	232,144
		66,115,246
Austria-0.46%
ANDRITZ AG	6,881	379,253
BAWAG Group AG(d)	5,017	285,322
Erste Group Bank AG	37,406	1,450,887
Mondi PLC	42,581	1,181,682
OMV AG	19,795	1,068,488
Raiffeisen Bank International AG	16,779	397,135
voestalpine AG	12,128	534,700
Wienerberger AG	8,854	361,798
		5,659,265
Belgium-0.93%
Ageas S.A./N.V.	13,163	695,523
Anheuser-Busch InBev S.A./N.V.	80,876	5,121,211
Etablissements Franz Colruyt N.V.	4,526	257,291
Groupe Bruxelles Lambert S.A.	5,124	596,060
KBC Group N.V.	24,422	1,966,358
Proximus SADP	21,934	450,612
Solvay S.A., Class A	7,275	970,504
UCB S.A.	5,748	621,617
Umicore S.A.	11,258	697,925
		11,377,101
Brazil-0.07%
Yara International ASA(c)	16,152	850,668
Canada-10.39%
Agnico Eagle Mines Ltd.	7,955	514,317
Air Canada(a)	27,864	557,570
Algonquin Power & Utilities Corp.	25,457	405,403
Alimentation Couche-Tard, Inc., Class B	61,503	2,477,659
Allied Properties REIT	9,362	342,802
AltaGas Ltd.	19,368	409,748
ARC Resources Ltd.	93,668	708,316
Atco Ltd., Class I	7,386	266,721
Bank of Montreal(c)	57,278	5,667,923
Bank of Nova Scotia (The)(c)	123,008	7,673,035
Barrick Gold Corp.	90,852	1,976,641
BCE, Inc.	29,975	1,495,208
Brookfield Asset Management Reinsurance Partners Ltd., Class A(a)	627	33,923
Brookfield Asset Management, Inc., Class A	91,893	4,957,739
CAE, Inc.(a)	10,165	309,994
Cameco Corp.	19,173	340,809
Canadian Apartment Properties REIT	10,764	537,618
Canadian Imperial Bank of Commerce	43,236	5,024,429
Canadian National Railway Co.	23,728	2,576,655
Canadian Natural Resources Ltd.	112,853	3,721,839
Canadian Pacific Railway Ltd.	14,203	1,054,004
Canadian Tire Corp. Ltd., Class A(c)	5,222	802,908
Canadian Utilities Ltd., Class A(c)	13,265	388,381
Capital Power Corp.	9,910	335,798
CCL Industries, Inc., Class B	5,714	327,502
Cenovus Energy, Inc.(c)	117,773	982,110
CGI, Inc., Class A(a)	11,091	1,008,305
CI Financial Corp.	26,558	483,995
Constellation Software, Inc.	182	291,356
Crescent Point Energy Corp.	166,768	609,174
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Canada-(continued)
Emera, Inc.(c)	21,507	$1,002,517
Empire Co. Ltd., Class A	16,261	533,675
Enbridge, Inc.	169,556	6,679,829
Fairfax Financial Holdings Ltd.	3,074	1,294,116
Finning International, Inc.	10,106	261,160
First Capital REIT	24,188	350,705
Fortis, Inc.	37,989	1,721,807
Franco-Nevada Corp.	3,445	550,687
George Weston Ltd.	5,365	556,033
Gibson Energy, Inc.	16,519	302,499
Gildan Activewear, Inc.	11,249	387,567
Great-West Lifeco, Inc.	26,850	807,425
H&R REIT	27,233	367,150
Hydro One Ltd.(d)	26,214	646,767
iA Financial Corp., Inc.	6,080	336,157
Imperial Oil Ltd.(c)	28,308	775,077
Intact Financial Corp.	7,142	972,596
Inter Pipeline Ltd.	42,740	684,059
Keyera Corp.(c)	22,654	606,115
Kinross Gold Corp.	88,501	579,207
Linamar Corp.	4,120	243,632
Loblaw Cos. Ltd.	18,295	1,236,911
Magna International, Inc.	26,551	2,224,724
Manulife Financial Corp.	202,848	3,919,329
MEG Energy Corp.(a)	57,717	368,028
Methanex Corp.	6,828	229,943
Metro, Inc.	16,882	874,967
National Bank of Canada	24,687	1,888,382
Northland Power, Inc.	6,154	215,823
Nutrien Ltd.	43,908	2,609,120
Onex Corp.	4,359	332,071
Open Text Corp.	9,854	511,507
Parkland Corp.	10,182	323,889
Pembina Pipeline Corp.	48,650	1,607,182
Power Corp. of Canada(c)	67,482	2,152,548
Quebecor, Inc., Class B	9,800	256,236
Restaurant Brands International, Inc.	8,262	563,353
RioCan REIT(c)	40,161	726,749
Rogers Communications, Inc., Class B	31,092	1,586,044
Royal Bank of Canada	105,366	10,650,124
Saputo, Inc.	11,858	341,962
Shaw Communications, Inc., Class B	49,338	1,440,202
SmartCentres REIT(c)	12,859	310,672
SNC-Lavalin Group, Inc.	12,310	327,386
Sun Life Financial, Inc.	41,502	2,160,292
Suncor Energy, Inc.	230,333	4,531,564
TC Energy Corp.	71,295	3,473,515
Teck Resources Ltd., Class B	51,616	1,177,573
TELUS Corp.	33,101	734,753
TFI International, Inc.	3,534	395,369
Thomson Reuters Corp.	7,551	799,649
TMX Group Ltd.	2,383	261,541
Toronto-Dominion Bank (The)	139,810	9,290,055
Tourmaline Oil Corp.	17,452	476,161
TransAlta Corp.	29,425	306,660
Vermilion Energy, Inc.(a)	63,935	459,404
West Fraser Timber Co. Ltd.	3,281	235,204
Wheaton Precious Metals Corp.	10,146	468,389
Whitecap Resources, Inc.	65,948	301,649
WSP Global, Inc.	4,669	553,877
Yamana Gold, Inc.	49,585	222,037
		126,485,506
	Shares	Value
Chile-0.04%
Antofagasta PLC(c)	12,746	$264,846
Lundin Mining Corp.	30,276	275,755
		540,601
China-0.27%
AAC Technologies Holdings, Inc.	51,271	307,117
BOC Hong Kong Holdings Ltd.	198,483	638,521
Lenovo Group Ltd.	1,009,030	940,058
Prosus N.V.(a)	2,435	216,124
Tingyi Cayman Islands Holding Corp.	136,000	245,007
Wilmar International Ltd.	183,232	588,627
Xinyi Glass Holdings Ltd.	79,000	294,806
		3,230,260
Denmark-1.15%
AP Moller - Maersk A/S, Class A	316	844,796
AP Moller - Maersk A/S, Class B(c)	435	1,207,659
Carlsberg A/S, Class B	4,490	829,944
Chr. Hansen Holding A/S	2,668	239,881
Coloplast A/S, Class B	2,606	476,507
Danske Bank A/S	73,698	1,292,350
DSV Panalpina A/S	3,770	918,325
ISS A/S(a)	34,663	817,823
Jyske Bank A/S(a)	6,018	292,222
Novo Nordisk A/S, Class B	44,470	4,111,751
Novozymes A/S, Class B	4,895	384,474
Orsted A/S(d)	4,510	669,645
Pandora A/S	5,683	735,640
Tryg A/S	10,117	250,066
Vestas Wind Systems A/S	24,803	914,163
		13,985,246
Finland-1.57%
Elisa OYJ	7,045	452,618
Fortum OYJ	36,111	995,147
Huhtamaki OYJ	5,923	315,425
Kesko OYJ, Class B(c)	19,993	857,034
Kone OYJ, Class B	13,482	1,116,210
Neste OYJ	11,907	731,664
Nokia OYJ(a)	605,171	3,710,773
Nokian Renkaat OYJ	11,393	480,410
Nordea Bank Abp	363,850	4,271,391
Orion OYJ, Class B	5,562	236,710
Outokumpu OYJ(a)	63,956	455,489
Sampo OYJ, Class A	35,611	1,715,283
Stora Enso OYJ, Class R	44,273	875,945
UPM-Kymmene OYJ	44,011	1,797,364
Valmet OYJ	7,443	310,054
Wartsila OYJ Abp(c)	50,029	752,827
		19,074,344
France-9.88%
Accor S.A.(a)	13,072	462,854
Aeroports de Paris(a)(c)	2,188	265,161
Air France-KLM(a)(c)	153,774	714,611
Air Liquide S.A.	21,500	3,737,016
Airbus SE(a)	25,979	3,564,245
Alstom S.A.(a)(c)	14,156	586,845
Amundi S.A.(d)	3,644	336,610
Arkema S.A.	7,011	891,639
Atos SE	10,332	493,988
AXA S.A.	214,359	5,561,613
BNP Paribas S.A.	119,642	7,299,292
Bouygues S.A.	32,854	1,265,755

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
France-(continued)
Bureau Veritas S.A.	14,535	$479,840
Capgemini SE	7,539	1,629,270
Carrefour S.A.(c)	124,137	2,305,179
Casino Guichard Perrachon S.A.(a)	8,612	243,355
Cie de Saint-Gobain	54,984	3,928,304
Cie Generale des Etablissements Michelin S.C.A.	17,408	2,842,461
CNP Assurances(c)	14,208	241,851
Covivio	4,526	425,276
Credit Agricole S.A.(c)	173,632	2,421,301
Danone S.A.	43,674	3,214,004
Dassault Systemes SE	7,695	424,483
Edenred	5,720	332,221
Eiffage S.A.	10,670	1,087,355
Electricite de France S.A.	104,633	1,273,619
Elis S.A.(a)	15,531	278,460
ENGIE S.A.	206,589	2,756,441
EssilorLuxottica S.A.	10,822	2,042,458
Eurazeo SE	2,948	285,602
Eutelsat Communications S.A.	25,410	276,484
Faurecia SE	19,100	852,274
Gecina S.A.	4,002	635,195
Getlink SE	16,784	268,783
Hermes International	345	527,332
ICADE	3,605	329,802
Iliad S.A.	1,195	257,971
Kering S.A.	2,107	1,889,352
Klepierre S.A.(c)	29,140	706,634
Korian S.A.	5,918	224,562
Legrand S.A.	10,973	1,235,079
L’Oreal S.A.	5,975	2,734,163
LVMH Moet Hennessy Louis Vuitton SE	5,876	4,695,577
Orange S.A.(c)	268,308	2,989,112
Orpea S.A.(c)	2,370	300,848
Pernod Ricard S.A.	8,338	1,840,009
Publicis Groupe S.A.	20,750	1,309,498
Renault S.A.(a)	66,078	2,509,330
Rexel S.A.(a)	25,863	545,284
Rubis S.C.A.	8,431	338,115
Safran S.A.	13,208	1,727,525
Sanofi	86,504	8,911,847
SCOR SE	13,859	387,678
SEB S.A.	1,586	263,483
Societe Generale S.A.	142,536	4,179,002
Sodexo S.A.(a)	9,427	803,737
SPIE S.A.	11,480	271,851
Suez S.A.(c)	44,592	1,040,095
Teleperformance	1,409	594,134
Thales S.A.	7,032	737,962
TotalEnergies SE	305,277	13,285,315
Ubisoft Entertainment S.A.(a)(c)	2,770	175,861
Unibail-Rodamco-Westfield(a)(c)	32,784	2,727,879
Valeo	34,845	1,007,363
Veolia Environnement S.A.	67,296	2,208,854
Vinci S.A.	39,965	4,227,709
Vivendi SE(c)	45,640	1,542,418
Worldline S.A.(a)(d)	3,161	295,780
		120,245,006
Germany-10.54%
adidas AG	5,516	2,002,162
Allianz SE	36,649	9,126,266
Aroundtown S.A.	80,810	633,017
Aurubis AG	3,576	361,708
	Shares	Value
Germany-(continued)
BASF SE	95,203	$7,475,694
Bayer AG	115,576	6,892,250
Bayerische Motoren Werke AG	51,725	5,144,825
Bayerische Motoren Werke AG, Preference Shares	8,855	760,219
Beiersdorf AG	3,390	402,589
Brenntag SE	10,750	1,073,328
Commerzbank AG(a)	237,630	1,532,893
Continental AG(a)	14,919	2,027,384
Covestro AG(d)	18,499	1,190,254
Daimler AG	109,253	9,752,696
Deutsche Bank AG(a)(c)	365,898	4,624,316
Deutsche Boerse AG	6,251	1,043,301
Deutsche Lufthansa AG(a)(c)	95,873	1,085,477
Deutsche Post AG	76,946	5,210,866
Deutsche Telekom AG	357,026	7,411,370
Deutsche Wohnen SE(c)	19,487	1,216,389
E.ON SE	259,703	3,194,120
Evonik Industries AG	21,035	730,839
Fraport AG Frankfurt Airport Services Worldwide(a)	4,296	282,728
Freenet AG	14,655	351,034
Fresenius Medical Care AG & Co. KGaA	19,421	1,532,379
Fresenius SE & Co. KGaA	55,256	2,903,962
Fuchs Petrolub SE	1,636	65,474
Fuchs Petrolub SE, Preference Shares	3,427	170,758
GEA Group AG	12,249	543,085
Hannover Rueck SE	5,791	974,423
HeidelbergCement AG	19,407	1,720,900
Hella GmbH & Co. KGaA(a)	3,930	275,231
Henkel AG & Co. KGaA	6,998	636,060
Henkel AG & Co. KGaA, Preference Shares	11,876	1,203,778
HOCHTIEF AG(c)	3,705	293,830
HUGO BOSS AG	9,604	575,571
Infineon Technologies AG	27,484	1,047,297
K+S AG(a)	43,624	625,667
KION Group AG	4,724	501,354
Knorr-Bremse AG	3,130	354,825
LANXESS AG	7,748	560,994
LEG Immobilien SE	3,410	539,212
Merck KGaA	4,476	916,365
METRO AG	31,389	406,827
MTU Aero Engines AG	1,956	489,631
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	14,119	3,815,575
Porsche Automobil Holding SE, Preference Shares	9,232	999,271
ProSiebenSat.1 Media SE	21,837	415,475
Rheinmetall AG	4,748	455,820
RWE AG	63,128	2,246,465
SAP SE	37,244	5,336,773
Siemens AG	50,011	7,803,099
Siemens Energy AG(a)	33,510	911,548
Siemens Healthineers AG(d)	7,901	521,667
Sixt SE(a)(c)	1,058	147,162
Sixt SE, Preference Shares	1,317	109,163
Symrise AG	3,341	492,447
TAG Immobilien AG	7,532	249,902
Telefonica Deutschland Holding AG	123,332	332,566
thyssenkrupp AG(a)	94,379	940,979
TUI AG(a)(c)	182,004	858,090
Uniper SE	10,507	410,531

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Germany-(continued)
United Internet AG	8,202	$339,435
Volkswagen AG	5,610	1,862,656
Volkswagen AG, Preference Shares	32,253	7,859,477
Vonovia SE	28,019	1,866,578
Zalando SE(a)(d)	3,885	431,937
		128,269,964
Hong Kong-1.22%
AIA Group Ltd.	436,871	5,233,772
CK Asset Holdings Ltd.	113,067	770,396
CK Hutchison Holdings Ltd.	129,026	943,056
CLP Holdings Ltd.	64,652	667,219
Hang Seng Bank Ltd.	36,283	696,134
Henderson Land Development Co. Ltd.	51,482	230,209
Hong Kong & China Gas Co. Ltd. (The)	388,818	633,420
Hong Kong Exchanges & Clearing Ltd.	11,336	723,525
Jardine Matheson Holdings Ltd.	6,289	373,818
Link REIT	105,886	1,012,370
MTR Corp. Ltd.	71,687	424,798
New World Development Co. Ltd.	70,366	333,666
Power Assets Holdings Ltd.	56,008	361,798
Sun Hung Kai Properties Ltd.	63,349	907,291
Swire Pacific Ltd., Class A	22,915	142,275
Swire Pacific Ltd., Class B	42,703	43,576
Techtronic Industries Co. Ltd.	23,842	426,144
WH Group Ltd.	701,385	581,238
Wharf Real Estate Investment Co. Ltd.	60,553	341,678
		14,846,383
Ireland-0.51%
AIB Group PLC(a)(c)	107,345	263,744
Bank of Ireland Group PLC(a)	95,661	507,735
CRH PLC	60,396	3,027,177
Flutter Entertainment PLC(a)	1,668	285,250
Kerry Group PLC, Class A	4,752	704,366
Kingspan Group PLC	4,080	443,651
Smurfit Kappa Group PLC	17,563	986,272
		6,218,195
Israel-0.26%
Bank Hapoalim BM(a)	63,919	511,083
Bank Leumi Le-Israel BM(a)	86,537	664,576
Israel Discount Bank Ltd., Class A(a)	90,826	427,854
Mizrahi Tefahot Bank Ltd.(a)	9,071	275,894
Teva Pharmaceutical Industries Ltd.(a)(c)	131,920	1,294,792
		3,174,199
Italy-3.09%
A2A S.p.A.	198,313	421,053
AMCO - Asset Management Co. S.p.A., Class B(a)(b)(c)	1,480	0
Assicurazioni Generali S.p.A.	126,702	2,531,600
Atlantia S.p.A.(a)	44,648	810,038
Azimut Holding S.p.A.	10,032	258,380
Banco BPM S.p.A.(c)	389,495	1,170,362
BPER Banca	163,550	319,318
Enel S.p.A.	715,916	6,604,704
Eni S.p.A.	444,463	5,283,095
Ferrari N.V.	1,694	369,308
FinecoBank Banca Fineco S.p.A.(a)	15,960	286,057
Hera S.p.A.	78,452	333,786
Intesa Sanpaolo S.p.A.	2,272,259	6,282,102
Italgas S.p.A.	42,686	289,226
Leonardo S.p.A.(a)(c)	83,407	656,328
	Shares	Value
Italy-(continued)
Mediobanca Banca di Credito Finanziario S.p.A.(a)	73,926	$866,622
Pirelli & C S.p.A.(c)(d)	53,452	323,129
Poste Italiane S.p.A.(d)	57,664	763,782
Prysmian S.p.A.	17,234	617,579
Saipem S.p.A.(a)(c)	95,238	218,639
Snam S.p.A.	165,659	1,002,622
Telecom Italia S.p.A.	1,808,340	795,332
Telecom Italia S.p.A., RSP	1,026,674	479,059
Terna Rete Elettrica Nazionale S.p.A.	87,887	698,667
UniCredit S.p.A.	498,019	5,969,293
Unipol Gruppo S.p.A.	51,389	273,608
		37,623,689
Japan-16.45%
Advantest Corp.	2,986	261,462
Aeon Co. Ltd.	30,416	827,814
AEON Financial Service Co. Ltd.	17,056	209,023
AGC, Inc.	15,944	677,711
Air Water, Inc.	14,688	218,814
Aisin Corp.	14,566	585,958
Ajinomoto Co., Inc.	33,147	841,435
Alps Alpine Co. Ltd.(c)	33,635	347,230
Amada Co. Ltd.	30,986	315,648
ANA Holdings, Inc.(a)	18,799	439,100
Aozora Bank Ltd.	19,283	432,572
Asahi Group Holdings Ltd.	30,721	1,374,677
Asahi Kasei Corp.	62,690	678,023
Asics Corp.	12,875	282,487
Astellas Pharma, Inc.	93,011	1,473,769
Bandai Namco Holdings, Inc.	7,027	452,097
Bridgestone Corp.	44,069	1,927,391
Brother Industries Ltd.	17,760	358,436
Canon, Inc.(c)	107,771	2,451,483
Casio Computer Co. Ltd.	12,671	205,161
Central Japan Railway Co.	9,827	1,419,655
Chubu Electric Power Co., Inc.	32,943	395,166
Chugai Pharmaceutical Co. Ltd.	7,943	290,942
COMSYS Holdings Corp.	8,296	229,416
Credit Saison Co. Ltd.	17,414	205,953
Dai Nippon Printing Co. Ltd.	15,353	358,959
Daifuku Co. Ltd.	2,224	197,982
Dai-ichi Life Holdings, Inc.	64,737	1,186,796
Daiichi Sankyo Co. Ltd.	37,472	737,319
Daikin Industries Ltd.	8,452	1,745,463
Daito Trust Construction Co. Ltd.	5,535	647,557
Daiwa House Industry Co. Ltd.	28,127	857,265
Daiwa Securities Group, Inc.	75,103	392,794
Denka Co. Ltd.	7,537	259,589
Denso Corp.	26,227	1,787,976
Dentsu Group, Inc.	15,516	536,521
Disco Corp.	631	179,095
East Japan Railway Co.	25,915	1,719,009
Ebara Corp.	6,070	297,554
Eisai Co. Ltd.	11,561	946,264
Electric Power Development Co. Ltd.	39,626	581,302
ENEOS Holdings, Inc.	362,236	1,516,605
FANUC Corp.	6,482	1,439,919
Fast Retailing Co. Ltd.	812	546,907
Fuji Electric Co. Ltd.	10,602	459,823
FUJIFILM Holdings Corp.	22,898	1,633,843
Fujitsu Ltd.	13,819	2,337,583
Furukawa Electric Co. Ltd.	10,109	258,643

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
GS Yuasa Corp.	7,465	$190,111
Hankyu Hanshin Holdings, Inc.	6,608	194,176
Haseko Corp.	22,960	308,783
Hino Motors Ltd.	44,592	387,209
Hirose Electric Co. Ltd.	1,515	225,697
Hitachi Construction Machinery Co. Ltd.(c)	10,325	289,288
Hitachi Ltd.	47,645	2,716,742
Hitachi Metals Ltd.(a)	18,329	357,228
Honda Motor Co. Ltd.	95,672	3,044,941
Hoya Corp.	6,649	933,283
Hulic Co. Ltd.	20,871	236,380
Idemitsu Kosan Co. Ltd.	19,971	468,386
IHI Corp.(a)	33,823	775,387
Iida Group Holdings Co. Ltd.	10,446	250,323
INPEX Corp.	112,345	793,325
Isetan Mitsukoshi Holdings Ltd.	54,220	364,102
Isuzu Motors Ltd.	43,574	575,693
ITOCHU Corp.	58,660	1,727,464
Iwatani Corp.	3,948	225,549
J. Front Retailing Co. Ltd.	30,335	253,460
Japan Airlines Co. Ltd.(a)	20,678	430,140
Japan Exchange Group, Inc.	20,622	466,179
Japan Metropolitan Fund Investment Corp.	203	211,786
Japan Post Bank Co. Ltd.	43,673	370,076
Japan Post Holdings Co. Ltd.	111,492	943,847
Japan Post Insurance Co. Ltd.	38,473	679,368
Japan Tobacco, Inc.	119,807	2,336,100
JFE Holdings, Inc.	60,743	733,897
JGC Holdings Corp.	26,473	235,905
JSR Corp.	10,711	356,708
JTEKT Corp.(c)	29,789	280,112
Kajima Corp.	33,142	423,674
Kansai Electric Power Co., Inc. (The)	45,250	426,937
Kansai Paint Co. Ltd.	8,196	200,214
Kao Corp.	20,989	1,257,236
Kawasaki Heavy Industries Ltd.(a)(c)	33,285	690,872
Kawasaki Kisen Kaisha Ltd.(a)	15,805	535,714
KDDI Corp.	111,129	3,373,866
Keio Corp.	4,529	252,138
Keisei Electric Railway Co. Ltd.(c)	7,152	211,465
Keyence Corp.	1,746	966,306
Kikkoman Corp.(c)	4,541	276,391
Kintetsu Group Holdings Co. Ltd.(a)	6,731	226,002
Kirin Holdings Co. Ltd.	43,202	787,280
Kobe Steel Ltd.	62,594	415,202
Koito Manufacturing Co. Ltd.	6,476	392,986
Komatsu Ltd.	55,080	1,419,784
Konica Minolta, Inc.	125,356	639,630
K’s Holdings Corp.	17,064	200,726
Kubota Corp.	50,626	1,050,576
Kuraray Co. Ltd.	22,827	210,695
Kurita Water Industries Ltd.	5,872	283,568
Kyocera Corp.	18,277	1,121,933
Kyowa Kirin Co. Ltd.	8,966	290,425
Kyushu Electric Power Co., Inc.	26,988	204,101
Kyushu Railway Co.	12,679	284,772
Lawson, Inc.(c)	5,410	270,623
Lion Corp.	10,751	185,534
Lixil Corp.	16,253	440,423
Makita Corp.	11,252	580,285
Marubeni Corp.	103,429	872,573
Marui Group Co. Ltd.	14,624	254,371
	Shares	Value
Japan-(continued)
Matsumotokiyoshi Holdings Co. Ltd.	5,741	$253,703
Mazda Motor Corp.(a)	87,633	855,969
MEIJI Holdings Co. Ltd.	7,842	484,453
MINEBEA MITSUMI, Inc.	22,296	596,253
MISUMI Group, Inc.	7,338	254,072
Mitsubishi Chemical Holdings Corp.	109,062	909,860
Mitsubishi Corp.	64,633	1,803,246
Mitsubishi Electric Corp.	79,350	1,067,158
Mitsubishi Estate Co. Ltd.	55,722	869,212
Mitsubishi Gas Chemical Co., Inc.	13,529	279,702
Mitsubishi HC Capital, Inc.	51,045	277,201
Mitsubishi Heavy Industries Ltd.	35,090	1,005,221
Mitsubishi Materials Corp.	12,310	255,061
Mitsubishi Motors Corp.(a)(c)	180,669	503,733
Mitsubishi UFJ Financial Group, Inc.	859,714	4,531,613
Mitsui & Co. Ltd.	62,098	1,414,250
Mitsui Chemicals, Inc.	13,094	414,594
Mitsui Fudosan Co. Ltd.	50,587	1,176,522
Mitsui Mining & Smelting Co. Ltd.	7,561	213,913
Mitsui OSK Lines Ltd.	18,817	968,711
Mizuho Financial Group, Inc.	138,314	1,972,944
MS&AD Insurance Group Holdings, Inc.	23,311	717,915
Murata Manufacturing Co. Ltd.	17,156	1,413,123
Nabtesco Corp.(c)	5,110	191,829
NEC Corp.	23,373	1,179,831
NGK Insulators Ltd.	21,115	335,147
NGK Spark Plug Co. Ltd.	15,833	231,544
NH Foods Ltd.	5,758	231,632
Nichirei Corp.	8,627	235,582
Nidec Corp.	6,826	761,278
Nikon Corp.	58,761	542,368
Nintendo Co. Ltd.	2,048	1,052,457
Nippon Electric Glass Co. Ltd.	11,794	265,969
Nippon Express Co. Ltd.	4,188	303,749
Nippon Steel Corp.	76,514	1,319,039
Nippon Telegraph & Telephone Corp.	138,205	3,529,107
Nippon Yusen K.K.	26,078	1,397,163
Nissan Chemical Corp.	4,148	201,825
Nissan Motor Co. Ltd.(a)	357,535	2,055,297
Nissin Foods Holdings Co. Ltd.	3,236	229,985
Nitori Holdings Co. Ltd.(c)	1,898	359,799
Nitto Denko Corp.	9,097	671,396
Nomura Holdings, Inc.	187,888	938,327
Nomura Real Estate Holdings, Inc.	10,090	248,871
NSK Ltd.	43,928	359,829
NTN Corp.(a)(c)	84,586	215,030
NTT Data Corp.	42,338	652,333
Obayashi Corp.	40,152	325,972
Odakyu Electric Railway Co. Ltd.(c)	13,098	310,533
Oji Holdings Corp.	48,653	278,840
Olympus Corp.	21,819	446,420
Omron Corp.	6,801	577,543
Ono Pharmaceutical Co. Ltd.	15,034	340,474
Oriental Land Co. Ltd.	2,177	296,548
ORIX Corp.	110,481	1,924,735
Osaka Gas Co. Ltd.	22,512	420,703
Otsuka Corp.	5,210	270,113
Otsuka Holdings Co. Ltd.	15,224	601,747
Pan Pacific International Holdings Corp.	15,933	331,435
Panasonic Corp.	133,965	1,593,543
Rakuten Group, Inc.	41,581	455,781
Recruit Holdings Co. Ltd.	25,188	1,291,875

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Renesas Electronics Corp.(a)	31,147	$335,167
Resona Holdings, Inc.	162,783	609,750
Ricoh Co. Ltd.	54,890	595,663
Rohm Co. Ltd.	4,684	453,249
Ryohin Keikaku Co. Ltd.	10,982	222,042
Santen Pharmaceutical Co. Ltd.	19,717	266,067
SBI Holdings, Inc.(c)	16,666	396,947
Secom Co. Ltd.	9,060	681,378
Sega Sammy Holdings, Inc.	14,091	177,052
Seibu Holdings, Inc.(a)	22,114	248,039
Seiko Epson Corp.	32,351	552,988
Sekisui Chemical Co. Ltd.	16,149	276,630
Sekisui House Ltd.	46,302	911,485
Seven & i Holdings Co. Ltd.	40,464	1,794,795
SG Holdings Co. Ltd.	15,807	423,152
Sharp Corp.(c)	12,639	192,550
Shimadzu Corp.	7,322	293,547
Shimamura Co. Ltd.	2,124	204,562
Shimano, Inc.	1,712	435,995
Shimizu Corp.	45,445	332,504
Shin-Etsu Chemical Co. Ltd.	13,313	2,153,128
Shinsei Bank Ltd.	18,045	238,243
Shionogi & Co. Ltd.	12,450	652,505
Shiseido Co. Ltd.	9,078	602,663
Showa Denko K.K.	26,539	756,875
Skylark Holdings Co. Ltd.(a)(c)	18,416	247,672
SMC Corp.	1,389	820,111
Softbank Corp.	283,172	3,688,331
SoftBank Group Corp.	56,325	3,508,829
Sojitz Corp.	87,563	266,479
Sompo Holdings, Inc.	16,682	688,560
Sony Group Corp.	47,164	4,888,296
Stanley Electric Co. Ltd.	6,997	181,125
Subaru Corp.	53,304	1,039,853
SUMCO Corp.	11,767	269,864
Sumitomo Chemical Co. Ltd.	156,332	807,656
Sumitomo Corp.	51,609	697,368
Sumitomo Electric Industries Ltd.	47,348	667,618
Sumitomo Forestry Co. Ltd.	14,368	270,734
Sumitomo Heavy Industries Ltd.	15,240	417,972
Sumitomo Metal Mining Co. Ltd.	13,785	554,917
Sumitomo Mitsui Financial Group, Inc.	106,284	3,578,309
Sumitomo Mitsui Trust Holdings, Inc.	19,133	626,900
Sumitomo Realty & Development Co. Ltd.	17,968	581,525
Sumitomo Rubber Industries Ltd.	23,190	309,975
Suntory Beverage & Food Ltd.	8,450	295,269
Suzuki Motor Corp.	28,430	1,147,562
Sysmex Corp.	3,164	374,491
T&D Holdings, Inc.	45,267	576,613
Taiheiyo Cement Corp.	13,833	320,144
Taisei Corp.	13,832	463,167
Taiyo Yuden Co. Ltd.	4,248	216,367
Takeda Pharmaceutical Co. Ltd.	121,748	4,084,521
TDK Corp.	6,779	768,390
Teijin Ltd.	16,114	241,673
Terumo Corp.	16,438	634,604
THK Co. Ltd.	7,070	200,344
TIS, Inc.	12,723	328,653
Tobu Railway Co. Ltd.	7,574	195,716
Toho Gas Co. Ltd.	3,717	180,516
Tohoku Electric Power Co., Inc.	26,719	202,310
Tokio Marine Holdings, Inc.	29,804	1,414,841
	Shares	Value
Japan-(continued)
Tokuyama Corp.	8,827	$185,789
Tokyo Century Corp.(c)	3,317	181,339
Tokyo Electric Power Co. Holdings, Inc.(a)	434,407	1,155,780
Tokyo Electron Ltd.	3,482	1,425,161
Tokyo Gas Co. Ltd.	28,862	546,471
Tokyu Corp.	24,347	324,109
Tokyu Fudosan Holdings Corp.	59,171	331,573
Toppan, Inc.	17,267	290,904
Toray Industries, Inc.	121,962	797,004
Toshiba Corp.	38,407	1,644,764
Tosoh Corp.	19,414	338,573
TOTO Ltd.	5,872	301,759
Toyo Suisan Kaisha Ltd.	6,041	230,356
Toyota Industries Corp.	7,055	587,542
Toyota Motor Corp.	101,430	9,061,696
Toyota Tsusho Corp.	12,361	578,912
Trend Micro, Inc.	5,191	269,128
Tsuruha Holdings, Inc.	2,146	252,436
Ube Industries Ltd.	10,823	216,361
Unicharm Corp.	8,929	356,509
West Japan Railway Co.	18,933	1,020,743
Yakult Honsha Co. Ltd.	5,733	337,450
Yamada Holdings Co. Ltd.	61,218	287,822
Yamaha Corp.	5,911	324,768
Yamaha Motor Co. Ltd.	31,982	793,795
Yamato Holdings Co. Ltd.	23,373	670,842
Yaskawa Electric Corp.	6,295	308,584
Yokogawa Electric Corp.	15,259	232,743
Yokohama Rubber Co. Ltd. (The)	12,473	246,960
Z Holdings Corp.	106,246	529,052
		200,241,392
Luxembourg-0.39%
Aperam S.A.	6,191	387,620
ArcelorMittal S.A.	118,000	4,110,282
SES S.A., FDR	34,477	265,902
		4,763,804
Macau-0.08%
Galaxy Entertainment Group Ltd.(a)	59,958	406,602
Sands China Ltd.(a)	156,601	535,021
		941,623
Mongolia-0.02%
Turquoise Hill Resources Ltd.(a)	16,945	282,609
Netherlands-2.64%
Aalberts N.V.	5,615	341,702
ABN AMRO Bank N.V., CVA(a)(c)(d)	127,172	1,481,315
Aegon N.V.(c)	411,884	1,755,354
Akzo Nobel N.V.	14,729	1,818,175
ASML Holding N.V.	3,376	2,558,085
ASR Nederland N.V.	14,561	598,282
EXOR N.V.	12,349	1,015,963
Heineken Holding N.V.(c)	3,944	387,940
Heineken N.V.(c)	12,682	1,476,764
ING Groep N.V.	583,747	7,507,684
Koninklijke Ahold Delhaize N.V.	134,879	4,189,618
Koninklijke DSM N.V.	6,730	1,356,276
Koninklijke KPN N.V.(c)	285,155	935,963
Koninklijke Philips N.V.	41,516	1,914,543
Koninklijke Vopak N.V.	4,537	192,011
NN Group N.V.	30,015	1,492,365
PostNL N.V.	49,959	270,141

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Netherlands-(continued)
Randstad N.V.	12,368	$896,972
SBM Offshore N.V.	15,673	227,388
Signify N.V.	13,677	765,337
Wolters Kluwer N.V.	8,854	1,008,752
		32,190,630
New Zealand-0.06%
Fletcher Building Ltd.	47,798	254,875
Meridian Energy Ltd.	58,607	213,523
Spark New Zealand Ltd.	76,293	252,133
		720,531
Norway-0.70%
DNB Bank ASA	71,148	1,458,015
Equinor ASA	148,329	2,895,109
Gjensidige Forsikring ASA	11,078	253,664
Mowi ASA	28,946	737,832
Norsk Hydro ASA	159,879	1,063,707
Orkla ASA	53,288	484,335
Storebrand ASA	52,994	455,870
Telenor ASA	64,324	1,116,861
		8,465,393
Poland-0.18%
Bank Polska Kasa Opieki S.A.(a)	16,754	409,586
KGHM Polska Miedz S.A.	6,474	327,236
Polski Koncern Naftowy ORLEN S.A.	23,642	447,914
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	54,840	539,006
Powszechny Zaklad Ubezpieczen S.A.(a)	46,635	455,454
		2,179,196
Portugal-0.22%
EDP - Energias de Portugal S.A.	283,380	1,470,813
Galp Energia SGPS S.A.	75,507	736,346
Jeronimo Martins SGPS S.A.	25,430	517,911
		2,725,070
Russia-0.10%
Coca-Cola HBC AG(a)	11,378	430,130
Evraz PLC	49,944	426,498
Polymetal International PLC	16,216	352,393
		1,209,021
Singapore-0.64%
Ascendas REIT	158,038	364,138
CapitaLand Integrated Commercial Trust	176,380	280,051
CapitaLand Ltd.	176,928	526,564
City Developments Ltd.	47,205	238,796
ComfortDelGro Corp. Ltd.	190,283	220,622
DBS Group Holdings Ltd.	83,997	1,886,381
Genting Singapore Ltd.	434,615	259,979
Jardine Cycle & Carriage Ltd.	14,068	212,978
Keppel Corp. Ltd.	70,829	287,166
Oversea-Chinese Banking Corp. Ltd.	92,465	839,908
Singapore Airlines Ltd.(a)	110,161	414,904
Singapore Telecommunications Ltd.	601,765	1,008,793
United Overseas Bank Ltd.	53,753	1,043,224
Venture Corp. Ltd.	17,379	244,109
		7,827,613
South Africa-0.30%
Anglo American PLC	76,849	3,408,956
Investec PLC	80,345	305,632
		3,714,588
	Shares	Value
South Korea-5.75%
Amorepacific Corp.	1,100	$211,824
Amorepacific Corp., Preference Shares	382	26,336
CJ CheilJedang Corp.	1,098	446,741
CJ CheilJedang Corp., Preference Shares	184	33,673
CJ Corp.	4,700	400,435
Coway Co. Ltd.	4,798	357,895
Daewoo Engineering & Construction Co. Ltd.(a)	41,864	271,147
Doosan Heavy Industries & Construction Co. Ltd.(a)	55,592	1,051,185
Doosan Infracore Co. Ltd.(a)(c)	12,679	178,019
E-MART, Inc.	3,947	578,196
GS Engineering & Construction Corp.	11,359	435,005
GS Holdings Corp.	6,753	251,274
Hana Financial Group, Inc.	36,348	1,373,024
Hankook Tire & Technology Co. Ltd.	7,907	332,366
Hanwha Corp.	15,288	396,737
Hanwha Corp., Preference Shares	7,811	100,842
Hanwha Life Insurance Co. Ltd.(c)	122,484	361,515
Hanwha Solutions Corp.(a)	6,675	226,901
Hyundai Engineering & Construction Co. Ltd.	15,539	738,955
Hyundai Glovis Co. Ltd.	2,047	346,135
Hyundai Heavy Industries Holdings Co. Ltd.	6,962	414,603
Hyundai Mobis Co. Ltd.	6,410	1,485,125
Hyundai Motor Co.	18,324	3,472,838
Hyundai Motor Co., First Pfd.	3,091	284,848
Hyundai Motor Co., Second Pfd.	4,641	419,617
Hyundai Steel Co.	23,251	1,091,549
Hyundai Wia Corp.	2,916	248,440
Industrial Bank of Korea	52,174	467,196
KB Financial Group, Inc.	42,811	1,909,328
Kia Corp.	27,848	2,023,988
Korea Electric Power Corp.(c)	103,472	2,239,907
Korea Gas Corp.(a)(c)	12,228	382,706
Korea Investment Holdings Co. Ltd.	3,044	253,788
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7,675	870,756
Korea Zinc Co. Ltd.	911	433,225
Korean Air Lines Co. Ltd.(a)	15,595	405,382
KT&G Corp.	11,411	816,453
LG Chem Ltd.	1,474	1,078,990
LG Chem Ltd., Preference Shares	247	82,136
LG Corp.	6,242	511,190
LG Display Co. Ltd.(a)(c)	48,555	930,787
LG Electronics, Inc.	11,049	1,512,904
LG Electronics, Inc., Preference Shares	1,929	127,789
LG Household & Health Care Ltd.	208	263,831
LG Household & Health Care Ltd., Preference Shares	50	29,211
LG Innotek Co. Ltd.	1,064	209,979
LG Uplus Corp.	45,386	574,107
LOTTE Chemical Corp.	2,159	487,077
LOTTE Shopping Co. Ltd.	2,956	276,262
LS Corp.	3,729	235,686
LX Holdings Corp.(a)	3,010	27,346
Mirae Asset Securities Co. Ltd.	29,347	227,836
Mirae Asset Securities Co. Ltd., Second Pfd.	11,936	47,837
NAVER Corp.	1,196	450,742
POSCO	7,455	2,375,360
Posco International Corp.	12,315	276,760
Samsung C&T Corp.	7,118	875,633
Samsung Electro-Mechanics Co. Ltd.	2,454	409,622
Samsung Electronics Co. Ltd.	266,539	18,190,229

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung Electronics Co. Ltd., Preference Shares	45,754	$2,867,953
Samsung Fire & Marine Insurance Co. Ltd.	3,432	640,003
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	265	37,207
Samsung Heavy Industries Co. Ltd.(a)(b)(c)	60,064	341,507
Samsung Life Insurance Co. Ltd.	12,358	810,079
Samsung SDI Co. Ltd.	888	572,056
Samsung SDI Co. Ltd., Preference Shares	24	9,191
Samsung SDS Co. Ltd.	1,596	253,223
Samsung Securities Co. Ltd.	6,790	261,211
Shinhan Financial Group Co. Ltd.	55,192	1,878,519
Shinsegae, Inc.	1,016	234,954
SK Hynix, Inc.	27,480	2,687,677
SK Innovation Co. Ltd.(a)	6,161	1,355,125
SK Telecom Co. Ltd.	3,549	928,710
SK, Inc.	7,492	1,745,582
S-Oil Corp.	5,547	474,045
Woori Financial Group, Inc.	43,035	405,938
		70,042,248
Spain-3.30%
Acciona S.A.(c)	1,959	300,129
Acerinox S.A.	20,272	270,554
ACS Actividades de Construccion y Servicios S.A.(c)	36,034	946,878
Aena SME S.A.(a)(d)	4,140	658,817
Amadeus IT Group S.A.(a)	14,750	966,179
Banco Bilbao Vizcaya Argentaria S.A.(a)	888,185	5,698,922
Banco de Sabadell S.A.(a)(c)	1,534,582	1,067,077
Banco Santander S.A.(a)	2,247,383	8,228,028
Bankinter S.A.	78,096	426,637
CaixaBank S.A.	654,245	1,943,390
Enagas S.A.	26,169	600,764
Endesa S.A.(c)	32,951	801,394
Ferrovial S.A.	28,427	842,719
Grifols S.A.	16,256	413,286
Iberdrola S.A.(c)	469,029	5,650,736
Industria de Diseno Textil S.A.	46,907	1,590,243
Inmobiliaria Colonial SOCIMI S.A.(c)	22,936	244,506
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	77,558	156,530
Mapfre S.A.(c)	248,241	511,311
Merlin Properties SOCIMI S.A.	33,799	379,146
Naturgy Energy Group S.A.	37,086	958,250
Red Electrica Corp. S.A.(c)	37,418	742,093
Repsol S.A.	302,847	3,311,410
Telefonica S.A.	749,161	3,434,383
		40,143,382
Sweden-2.64%
Alfa Laval AB	12,556	524,474
Assa Abloy AB, Class B	34,106	1,094,439
Atlas Copco AB, Class A	15,894	1,075,105
Atlas Copco AB, Class B	9,647	548,159
BillerudKorsnas AB	13,807	298,795
Boliden AB	18,056	704,058
Castellum AB	15,624	437,808
Dometic Group AB(d)	15,806	268,390
Electrolux AB, Series B(c)	22,172	581,867
Epiroc AB, Class A	10,948	255,756
Epiroc AB, Class B	6,533	131,357
Essity AB, Class B	37,187	1,216,646
	Shares	Value
Sweden-(continued)
Getinge AB, Class B	8,212	$357,052
H & M Hennes & Mauritz AB, Class B(a)(c)	72,231	1,512,099
Hexagon AB, Class B	44,753	741,193
Holmen AB, Class B	5,084	267,551
Husqvarna AB, Class A	1,406	19,740
Husqvarna AB, Class B	22,987	321,932
ICA Gruppen AB(c)	6,734	333,018
Industrivarden AB, Class A	10,371	414,160
Industrivarden AB, Class C	8,247	316,016
Investor AB, Class A	26,679	663,556
Investor AB, Class B	91,049	2,257,151
Kinnevik AB, Class A(a)	457	22,202
Kinnevik AB, Class B(a)	8,752	381,955
Lundin Energy AB	7,815	243,784
Sandvik AB	39,394	1,026,961
Securitas AB, Class B	37,107	654,670
Skandinaviska Enskilda Banken AB, Class A	124,087	1,680,866
Skandinaviska Enskilda Banken AB, Class C	1,760	23,851
Skanska AB, Class B	34,062	961,991
SKF AB, Class B	26,684	709,580
SSAB AB, Class A(a)	34,837	199,043
SSAB AB, Class B(a)	85,844	438,893
Svenska Cellulosa AB S.C.A., Class A	950	17,909
Svenska Cellulosa AB S.C.A., Class B	26,283	488,753
Svenska Handelsbanken AB, Class A	153,436	1,731,574
Svenska Handelsbanken AB, Class B(c)	3,651	43,918
Swedbank AB, Class A	103,976	2,027,291
Swedish Match AB	61,212	548,369
Tele2 AB, Class B	41,800	614,313
Telefonaktiebolaget LM Ericsson, Class A	1,501	17,480
Telefonaktiebolaget LM Ericsson, Class B	126,525	1,453,903
Telia Co. AB	337,172	1,480,890
Trelleborg AB, Class B	14,055	347,450
Volvo AB, Class A	13,805	335,655
Volvo AB, Class B	99,571	2,346,326
		32,137,949
Switzerland-6.28%
ABB Ltd.	96,710	3,535,256
Adecco Group AG	14,107	844,895
Alcon, Inc.	16,051	1,168,891
Baloise Holding AG	2,320	366,316
Barry Callebaut AG	118	298,939
Chocoladefabriken Lindt & Spruengli AG	3	347,567
Chocoladefabriken Lindt & Spruengli AG, PC	27	302,383
Cie Financiere Richemont S.A.	22,800	2,918,239
Clariant AG(a)(c)	15,940	331,358
Credit Suisse Group AG	226,495	2,275,696
Dufry AG(a)	6,453	341,981
Geberit AG	1,021	837,934
Georg Fischer AG	193	312,190
Givaudan S.A.	230	1,147,589
Helvetia Holding AG	2,937	319,852
Holcim Ltd.(a)	41,438	2,427,847
IWG PLC(a)	45,842	199,878
Julius Baer Group Ltd.	11,978	792,189
Kuehne + Nagel International AG, Class R	2,499	842,651
Logitech International S.A., Class R	2,042	223,194
Lonza Group AG	1,121	872,260
Nestle S.A.	121,402	15,377,855
Novartis AG	100,985	9,346,377
Partners Group Holding AG	385	657,809
PSP Swiss Property AG	2,127	287,965

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Switzerland-(continued)
Roche Holding AG	30,762	$11,891,721
Roche Holding AG, BR	1,147	492,313
Schindler Holding AG	666	207,376
Schindler Holding AG, PC	1,439	465,535
SGS S.A.	242	783,169
SIG Combibloc Group AG	12,760	376,478
Sika AG(c)	2,620	922,478
Sonova Holding AG, Class A	1,287	505,399
STMicroelectronics N.V.	16,867	690,831
Swatch Group AG (The)	3,875	251,621
Swatch Group AG (The), BR	2,508	837,660
Swiss Life Holding AG	3,282	1,694,777
Swiss Prime Site AG	3,155	336,109
Swisscom AG	2,322	1,396,326
UBS Group AG	316,995	5,225,538
Vifor Pharma AG(c)	2,337	326,840
Zurich Insurance Group AG	9,118	3,680,199
		76,461,481
United Kingdom-12.72%
3i Group PLC	45,665	812,359
abrdn PLC	125,244	494,538
Admiral Group PLC(c)	9,762	461,469
Ashtead Group PLC	15,496	1,160,407
Associated British Foods PLC	23,307	650,366
AstraZeneca PLC	55,257	6,352,024
Aviva PLC	263,401	1,418,369
B&M European Value Retail S.A.	36,833	283,196
BAE Systems PLC(c)	215,929	1,729,250
Barclays PLC	1,477,340	3,584,266
Barratt Developments PLC	102,286	1,000,614
Bellway PLC	9,075	414,104
Berkeley Group Holdings PLC	9,407	633,679
BP PLC	3,232,896	12,999,133
British American Tobacco PLC	156,054	5,815,875
British Land Co. PLC (The)	85,342	605,854
BT Group PLC(a)	759,153	1,832,329
Bunzl PLC	21,932	812,948
Burberry Group PLC	17,481	501,649
Centrica PLC(a)	600,465	379,609
CNH Industrial N.V.	91,218	1,520,819
Compass Group PLC(a)	103,918	2,197,578
Croda International PLC(c)	4,067	476,114
DCC PLC	7,506	628,872
Derwent London PLC	6,509	329,050
Diageo PLC	87,672	4,352,255
Direct Line Insurance Group PLC	95,374	394,760
DS Smith PLC	116,301	683,988
easyJet PLC(a)	30,480	358,602
Entain PLC(a)(c)	18,143	458,215
Experian PLC	24,784	1,091,644
GlaxoSmithKline PLC(c)	467,573	9,216,982
Grafton Group PLC	16,506	294,896
Hiscox Ltd.(a)	22,173	270,179
Howden Joinery Group PLC	21,218	264,678
HSBC Holdings PLC	1,475,560	8,153,869
IMI PLC	15,284	373,152
Imperial Brands PLC	63,269	1,356,437
Informa PLC(a)	89,473	615,774
InterContinental Hotels Group PLC(a)(c)	7,186	474,675
Intermediate Capital Group PLC	9,668	291,689
International Consolidated Airlines Group S.A.(a)	213,969	500,084
Intertek Group PLC	5,024	360,153
	Shares	Value
United Kingdom-(continued)
ITV PLC(a)	445,781	$695,407
J Sainsbury PLC	263,445	1,037,674
John Wood Group PLC(a)	53,817	163,117
Johnson Matthey PLC(c)	18,959	783,409
Kingfisher PLC	250,155	1,281,307
Land Securities Group PLC	57,928	571,514
Legal & General Group PLC	402,551	1,463,022
Lloyds Banking Group PLC	5,336,711	3,386,071
London Stock Exchange Group PLC	3,281	341,674
M&G PLC	160,594	503,278
Marks & Spencer Group PLC(a)	272,452	513,279
Meggitt PLC(a)	71,836	468,524
Melrose Industries PLC	300,119	668,050
Micro Focus International PLC	68,139	380,464
National Express Group PLC(a)	55,094	208,352
National Grid PLC	222,180	2,854,620
Natwest Group PLC(c)	458,818	1,291,146
Next PLC(a)	6,368	697,853
Pearson PLC(c)	66,846	808,015
Pennon Group PLC	22,140	393,399
Persimmon PLC	29,636	1,196,577
Phoenix Group Holdings PLC(c)	47,137	445,258
Prudential PLC	135,411	2,553,866
Quilter PLC(d)	155,455	346,684
Reckitt Benckiser Group PLC	29,105	2,234,946
RELX PLC	72,970	2,144,735
Rentokil Initial PLC	48,572	382,772
Rolls-Royce Holdings PLC(a)(c)	521,496	722,960
Royal Dutch Shell PLC, Class A	541,429	10,864,066
Royal Dutch Shell PLC, Class B	484,745	9,568,963
Royal Mail PLC	93,282	653,921
Sage Group PLC (The)	52,751	514,570
Schroders PLC(c)	6,489	329,934
Segro PLC	40,861	691,675
Severn Trent PLC	16,191	630,313
Smith & Nephew PLC	40,915	831,676
Smiths Group PLC	21,368	462,124
Spectris PLC	5,648	280,341
SSE PLC(c)	78,689	1,581,454
St James’s Place PLC(c)	35,396	781,008
Standard Chartered PLC	209,665	1,259,314
Subsea 7 S.A.	35,327	283,500
Tate & Lyle PLC	28,246	290,297
Taylor Wimpey PLC	398,434	911,823
TechnipFMC PLC(a)	118,047	853,879
Tesco PLC	671,982	2,176,897
Travis Perkins PLC(a)	16,293	385,667
Unilever PLC	143,427	8,277,668
United Utilities Group PLC	43,248	645,194
Virgin Money UK PLC(a)	114,178	317,495
Vistry Group PLC	18,173	301,307
Vodafone Group PLC	2,384,076	3,851,020
Weir Group PLC (The)(a)	10,307	247,628
Whitbread PLC(a)(c)	12,807	542,378
Wickes Group PLC(a)	18,143	63,164
WM Morrison Supermarkets PLC	247,082	919,288
WPP PLC	92,862	1,200,730
		154,861,770
United States-1.50%
Amcor PLC, CDI	101,353	1,173,368
Bausch Health Cos., Inc.(a)	26,330	769,852
Carnival PLC(a)	16,065	322,710

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
United States-(continued)
Cineworld Group PLC(a)(c)	282,849	$249,956
Ferguson PLC	13,291	1,864,546
James Hardie Industries PLC, CDI	11,178	375,736
QIAGEN N.V.(a)	4,544	243,496
Schneider Electric SE	23,790	3,986,101
Stellantis N.V.	290,891	5,584,559
Swiss Re AG	25,315	2,291,003
Tenaris S.A.	54,099	550,156
Waste Connections, Inc.	7,007	887,136
		18,298,619
Zambia-0.04%
First Quantum Minerals Ltd.	22,159	474,297
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $1,077,216,047)		1,215,376,889
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.85%
Invesco Private Government Fund, 0.02%(e)(f)(g)	17,714,369	$17,714,369
Invesco Private Prime Fund, 0.12%(e)(f)(g)	41,317,001	41,333,528
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,047,897)		59,047,897
TOTAL INVESTMENTS IN SECURITIES-104.67% (Cost $1,136,263,944)		1,274,424,786
OTHER ASSETS LESS LIABILITIES-(4.67)%		(56,905,028)
NET ASSETS-100.00%		$1,217,519,758

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $8,220,099, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$19,544,954	$(19,544,954)	$-	$-	$-	$142
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,596,104	159,490,159	(150,371,894)	-	-	17,714,369	2,370*
Invesco Private Prime Fund	12,894,155	234,995,867	(206,559,889)	1	3,394	41,333,528	28,736*
Total	$21,490,259	$414,030,980	$(376,476,737)	$1	$3,394	$59,047,897	$31,248

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Australia-5.97%
Abacus Property Group	88,217	$205,555
Adbri Ltd.	83,462	217,175
ALS Ltd.	44,836	419,868
Alumina Ltd.	163,873	201,160
Ansell Ltd.	18,096	522,083
ARB Corp. Ltd.	3,764	129,206
Atlas Arteria Ltd.	69,176	318,816
AUB Group Ltd.	7,776	131,748
AusNet Services Ltd.	424,744	569,780
Austal Ltd.	86,896	137,965
Bapcor Ltd.	36,740	220,367
Beach Energy Ltd.(a)	261,362	230,537
Bega Cheese Ltd.	38,685	146,727
Blackmores Ltd.	2,575	137,509
Breville Group Ltd.	7,525	178,383
Brickworks Ltd.	10,059	179,301
BWP Trust	66,661	201,387
carsales.com Ltd.	17,378	279,489
Charter Hall Group	32,484	388,962
Charter Hall Long Wale REIT	33,509	121,183
Charter Hall Retail REIT	81,611	222,556
Charter Hall Social Infrastructure REIT	47,050	119,661
CIMIC Group Ltd.	35,196	533,198
Cleanaway Waste Management Ltd.	179,307	334,771
Cochlear Ltd.	3,052	550,389
Collins Foods Ltd.	16,007	129,543
Coronado Global Resources, Inc., CDI(b)(c)	137,824	100,294
Corporate Travel Management Ltd.(c)	8,051	128,537
Costa Group Holdings Ltd.	45,201	106,320
Credit Corp. Group Ltd.	4,391	90,244
Cromwell Property Group(a)	198,506	127,673
CSR Ltd.	116,864	478,468
Domino’s Pizza Enterprises Ltd.	2,660	228,078
Downer EDI Ltd.	144,014	558,928
Eagers Automotive Ltd.	37,605	437,289
EBOS Group Ltd.	6,265	135,640
Elders Ltd.	19,858	165,234
Evolution Mining Ltd.	178,139	547,334
Flight Centre Travel Group Ltd.(a)(c)	43,301	479,017
G8 Education Ltd.(c)	214,871	153,203
GrainCorp Ltd., Class A	54,674	210,184
Growthpoint Properties Australia Ltd.	50,713	146,497
GUD Holdings Ltd.	14,459	124,774
GWA Group Ltd.	57,214	117,754
Harvey Norman Holdings Ltd.	136,905	570,584
Healius Ltd.	116,841	418,255
Humm Group Ltd.(a)(c)	124,752	85,739
IGO Ltd.	44,547	304,849
Iluka Resources Ltd.	32,190	234,956
Inghams Group Ltd.	76,750	214,377
InvoCare Ltd.(a)	20,120	158,097
IOOF Holdings Ltd.	211,029	648,389
IRESS Ltd.	30,851	318,612
Link Administration Holdings Ltd.	112,209	399,199
Magellan Financial Group Ltd.	8,233	295,745
McMillan Shakespeare Ltd.	12,590	117,067
Mineral Resources Ltd.	11,070	512,713
Monadelphous Group Ltd.	18,664	147,891
National Storage REIT	121,851	190,777
New Hope Corp. Ltd.(a)	115,884	169,935
NEXTDC Ltd.(c)	13,063	122,425
	Shares	Value
Australia-(continued)
nib holdings Ltd.	70,118	$367,997
Nine Entertainment Co. Holdings Ltd.	194,393	394,372
Northern Star Resources Ltd.	45,941	345,118
NRW Holdings Ltd.	172,390	216,050
Nufarm Ltd.(c)	99,152	314,120
OceanaGold Corp.(a)(c)	274,767	534,853
oOh!media Ltd.(c)	98,721	118,644
Orora Ltd.	168,084	444,781
OZ Minerals Ltd.	31,976	544,822
Pendal Group Ltd.	73,022	432,082
Perenti Global Ltd.	131,387	87,884
Perpetual Ltd.	12,321	339,802
Perseus Mining Ltd.(c)	154,755	190,536
Platinum Asset Management Ltd.	47,230	141,990
Premier Investments Ltd.	10,795	212,972
Qube Holdings Ltd.	182,935	392,642
REA Group Ltd.(a)	1,519	180,500
Reece Ltd.	20,689	357,527
Regis Resources Ltd.	112,724	213,773
Resolute Mining Ltd.(a)(c)	318,417	126,388
Sandfire Resources Ltd.	48,121	244,770
Seven Group Holdings Ltd.	15,929	272,225
Shopping Centres Australasia Property Group	177,623	321,182
Southern Cross Media Group Ltd.(c)	86,167	123,507
St Barbara Ltd.	152,854	198,869
Steadfast Group Ltd.	76,730	250,418
Super Retail Group Ltd.	36,311	353,114
Sydney Airport(c)	131,770	756,457
Tassal Group Ltd.	62,377	148,555
TPG Telecom Ltd.	22,492	102,172
Virgin Australia International Holdings Pty. Ltd.(c)(d)	112,977	0
Viva Energy Group Ltd.(b)	248,354	376,058
Washington H Soul Pattinson & Co. Ltd.	11,221	269,297
Waypoint REIT	130,484	252,249
Webjet Ltd.(c)	29,451	108,456
		25,806,579
Austria-0.89%
ams AG(c)	19,632	375,397
AT&S Austria Technologie & Systemtechnik AG	6,285	287,676
CA Immobilien Anlagen AG	6,059	266,196
DO & CO AG(a)(c)	1,486	121,409
EVN AG	8,135	196,788
IMMOFINANZ AG(c)	20,376	482,996
Lenzing AG(c)	2,941	379,433
Mayr Melnhof Karton AG	635	135,085
Oesterreichische Post AG(a)	8,834	466,154
S IMMO AG	8,074	192,441
S&T AG(a)	5,131	130,327
UNIQA Insurance Group AG	21,576	184,978
Verbund AG(a)	4,785	441,725
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,657	183,533
		3,844,138
Belgium-1.65%
Ackermans & van Haaren N.V.	2,158	371,817
Aedifica S.A.	2,185	312,990
Barco N.V.	10,710	267,206
Befimmo S.A.	2,727	115,604
Bekaert S.A.	5,705	270,735
bpost S.A.(c)	33,585	376,945
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Belgium-(continued)
Cie d’Entreprises CFE	986	$100,668
Cofinimmo S.A.	3,787	612,072
D’Ieteren Group	3,256	521,617
Elia Group S.A./N.V.(a)	5,097	602,892
Euronav N.V.(a)	67,216	583,758
Fagron	5,009	103,885
Galapagos N.V.(c)	4,558	276,784
KBC Ancora	4,395	194,288
Melexis N.V.	1,548	172,456
Ontex Group N.V.(a)(c)	31,181	346,451
Orange Belgium S.A.	3,885	93,058
Shurgard Self Storage S.A.	2,738	146,752
Sofina S.A.	1,475	691,227
Telenet Group Holding N.V.	13,748	515,481
Warehouses De Pauw C.V.A.	10,633	457,441
		7,134,127
Bermuda-0.00%
Brightoil Petroleum Holdings Ltd.(c)(d)	160,687	0
Burkina Faso-0.06%
Endeavour Mining PLC	11,571	275,383
Cambodia-0.02%
NagaCorp Ltd.	127,821	93,918
Canada-8.60%
Advantage Energy Ltd.(c)	88,630	332,979
Aecon Group, Inc.	17,934	292,351
Ag Growth International, Inc.	5,473	141,828
Alamos Gold, Inc., Class A	51,684	419,815
Altus Group Ltd.	3,319	156,119
Aritzia, Inc.(c)	5,246	153,764
Artis REIT	23,820	224,013
ATS Automation Tooling Systems, Inc.(c)	8,667	260,770
Aurora Cannabis, Inc.(a)(c)	24,877	174,568
AutoCanada, Inc.(c)	12,856	522,746
B2Gold Corp.	124,564	521,865
Badger Infrastructure Solutions Ltd.	4,294	119,875
Baytex Energy Corp.(c)	256,274	437,268
Birchcliff Energy Ltd.	94,742	357,460
BlackBerry Ltd.(a)(c)	43,970	447,326
Boardwalk REIT, Class E	11,480	420,080
Bombardier, Inc., Class A(a)(c)	19,518	27,205
Bombardier, Inc., Class B(c)	903,260	1,078,109
Boralex, Inc., Class A	5,942	186,921
Boyd Group Services, Inc.	1,378	269,750
Brookfield Infrastructure Corp., Class A(a)	7,925	513,584
BRP, Inc.	3,600	301,444
Canaccord Genuity Group, Inc.	14,389	156,759
Canadian Western Bank(a)	21,443	584,192
Canfor Corp.(c)	20,989	405,035
Canopy Growth Corp.(c)	8,277	156,675
Capstone Mining Corp.(c)	39,409	176,470
Cascades, Inc.	24,856	318,378
Celestica, Inc.(c)	29,522	260,846
Centerra Gold, Inc.	31,681	254,544
Chartwell Retirement Residences	41,589	436,762
Chemtrade Logistics Income Fund(a)	36,663	197,361
Choice Properties REIT	38,504	453,406
Chorus Aviation, Inc.(c)	52,401	193,091
Cineplex, Inc.(a)(c)	43,624	451,494
Cogeco Communications, Inc.	2,021	191,245
Cogeco, Inc.	2,697	200,900
Colliers International Group, Inc.	2,735	350,718
	Shares	Value
Canada-(continued)
Cominar REIT, Class U	32,544	$298,236
Corus Entertainment, Inc., Class B	63,729	295,583
Crombie REIT(a)	16,523	242,878
Cronos Group, Inc.(c)	10,920	80,565
CT REIT(a)	12,125	165,895
Descartes Systems Group, Inc. (The)(c)	3,256	236,020
Dollarama, Inc.	16,032	754,500
Dorel Industries, Inc., Class B(c)	15,138	171,831
Dream Industrial REIT	20,810	267,554
Dream Office REIT	11,597	207,350
DREAM Unlimited Corp.	6,302	135,546
Dundee Precious Metals, Inc.	17,929	108,434
ECN Capital Corp.	23,406	196,683
Element Fleet Management Corp.	62,557	715,596
Enerflex Ltd.	18,076	104,835
Enerplus Corp.	89,525	557,223
Equitable Group, Inc.	1,939	232,988
Exchange Income Corp.	7,178	236,842
Extendicare, Inc.	20,850	138,293
Fiera Capital Corp.	17,492	155,254
First Majestic Silver Corp.	5,719	78,156
FirstService Corp.	1,535	285,740
Fortuna Silver Mines, Inc.(c)	18,699	88,825
Freehold Royalties Ltd.	22,947	160,474
GFL Environmental, Inc.	8,182	284,848
Granite REIT	7,296	504,849
Great Canadian Gaming Corp.(c)	8,471	300,609
Home Capital Group, Inc.(c)	14,223	442,635
Hudbay Minerals, Inc.	49,566	353,773
IAMGOLD Corp.(c)	174,033	475,390
IGM Financial, Inc.	19,768	697,228
Innergex Renewable Energy, Inc.	10,687	186,200
Interfor Corp.	16,115	330,342
InterRent REIT	16,308	234,884
Intertape Polymer Group, Inc.	12,505	278,178
Ivanhoe Mines Ltd., Class A(c)	24,998	185,430
Kelt Exploration Ltd.(c)	52,335	142,120
Killam Apartment REIT	20,483	339,647
Kirkland Lake Gold Ltd.	13,324	569,420
Labrador Iron Ore Royalty Corp.	5,382	213,883
Laurentian Bank of Canada	16,374	556,140
LifeWorks, Inc.	7,523	213,875
Maple Leaf Foods, Inc.	20,352	402,850
Martinrea International, Inc.	19,090	193,599
Mullen Group Ltd.	22,780	247,262
New Gold, Inc.(c)	115,183	188,227
NFI Group, Inc.	22,070	478,933
North West Co., Inc. (The)	12,662	368,799
NorthWest Healthcare Properties REIT	29,280	306,087
Osisko Gold Royalties Ltd.	15,010	204,526
Pan American Silver Corp.	14,810	415,584
Paramount Resources Ltd., Class A	17,589	227,550
Pason Systems, Inc.	20,812	132,373
Peyto Exploration & Development Corp.	40,776	236,160
PrairieSky Royalty Ltd.	40,420	452,655
Precision Drilling Corp.(c)	12,494	415,349
Premium Brands Holdings Corp.	4,124	421,468
Pretium Resources, Inc.(c)	20,313	189,242
Richelieu Hardware Ltd.	5,107	177,999
Ritchie Bros. Auctioneers, Inc.	9,324	556,296
Russel Metals, Inc.	16,396	462,322
Sandstorm Gold Ltd.(c)	16,257	127,884

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Canada-(continued)
Secure Energy Services, Inc.	50,016	$169,077
ShawCor Ltd.(c)	64,668	256,424
Shopify, Inc., Class A(c)	354	531,135
Sienna Senior Living, Inc.	19,227	245,045
Sierra Wireless, Inc.(c)	7,951	153,434
Sleep Country Canada Holdings, Inc.(b)	6,597	155,419
SSR Mining, Inc.	19,728	320,964
Stantec, Inc.	16,138	750,827
Stelco Holdings, Inc.	7,449	245,844
Stella-Jones, Inc.	10,877	394,442
Summit Industrial Income REIT	11,580	175,970
SunOpta, Inc.(c)	9,693	102,028
Superior Plus Corp.	42,453	533,234
Tamarack Valley Energy Ltd.(c)	68,370	147,327
Torex Gold Resources, Inc.(c)	19,751	221,978
Toromont Industries Ltd.	7,812	659,766
TransAlta Renewables, Inc.(a)	11,934	210,029
Transcontinental, Inc., Class A	20,466	404,779
Tricon Residential, Inc.	28,863	345,658
Wajax Corp.	7,130	127,139
Westshore Terminals Investment Corp.	11,083	191,235
Winpak Ltd.	4,435	144,843
WPT Industrial REIT(a)	6,965	131,917
		37,196,147
China-1.26%
Budweiser Brewing Co. APAC Ltd.(b)	122,932	343,270
CapitaLand China Trust	159,240	164,638
Chow Tai Fook Jewellery Group Ltd.	209,729	438,824
ESR Cayman Ltd.(b)(c)	86,800	304,926
FIH Mobile Ltd.(a)(c)	2,957,871	403,457
GCL New Energy Holdings Ltd.(c)	2,624,000	124,933
Kerry Logistics Network Ltd.	100,000	297,895
Lee & Man Paper Manufacturing Ltd.	220,000	164,196
Minth Group Ltd.	102,070	430,808
MMG Ltd.(c)	519,102	264,521
Nexteer Automotive Group Ltd.	202,842	252,665
Noble Group Ltd.(c)(d)	760,360	0
SITC International Holdings Co. Ltd.	121,068	498,530
Sun Art Retail Group Ltd.(c)	486,081	302,112
Uni-President China Holdings Ltd.	205,880	206,643
VSTECS Holdings Ltd.	164,000	130,842
Want Want China Holdings Ltd.	815,000	549,542
Wharf Holdings Ltd. (The)	167,000	566,251
		5,444,053
Colombia-0.14%
Gran Tierra Energy, Inc.(c)	225,582	135,528
Parex Resources, Inc.(c)	27,513	451,810
		587,338
Denmark-1.37%
D/S Norden A/S	8,475	241,973
Demant A/S(c)	6,701	409,459
Dfds A/S(a)(c)	7,540	416,371
Drilling Co. of 1972 A/S (The)(c)	7,403	285,362
FLSmidth & Co. A/S	15,176	562,002
Genmab A/S(c)	1,131	511,149
GN Store Nord A/S	4,532	397,071
H Lundbeck A/S	8,022	242,020
Matas A/S	9,939	177,140
NKT A/S(c)	5,046	239,715
Ringkjoebing Landbobank A/S	1,538	174,569
	Shares	Value
Denmark-(continued)
Rockwool International A/S, Class B	743	$394,070
Royal Unibrew A/S	4,266	578,058
Scandinavian Tobacco Group A/S(b)	12,998	266,263
Schouw & Co. A/S	1,274	136,277
SimCorp A/S	1,599	222,176
Sydbank A/S	8,821	270,133
Topdanmark A/S	7,950	405,047
		5,928,855
Egypt-0.13%
Centamin PLC	374,344	557,163
Faroe Islands-0.09%
Bakkafrost P/F	4,477	380,260
Finland-1.11%
Cargotec OYJ, Class B(a)	8,979	481,471
Citycon OYJ(a)	17,568	154,575
Finnair OYJ(a)(c)	324,311	260,353
Kemira OYJ	21,581	363,389
Kojamo OYJ	29,140	717,346
Konecranes OYJ	14,430	620,106
Metsa Board OYJ	27,115	299,666
Metso Outotec OYJ	10,933	124,147
Neles OYJ	20,530	317,452
Sanoma OYJ	8,011	148,571
TietoEVRY OYJ	17,383	584,578
Tokmanni Group Corp.	8,137	234,853
Uponor OYJ	9,232	294,483
YIT OYJ	35,519	215,225
		4,816,215
France-3.25%
Adevinta ASA, Class B(c)	8,635	166,008
Albioma S.A.	3,627	145,112
ALD S.A.(b)	10,728	156,980
Alten S.A.	4,230	672,136
BioMerieux	2,272	270,896
Bollore S.A.	106,265	593,755
CGG S.A.(a)(c)	527,979	369,010
Cie Plastic Omnium S.A.	15,722	498,891
Coface S.A.	21,641	272,016
Dassault Aviation S.A.	415	494,076
Derichebourg S.A.(c)	31,211	329,574
Elior Group S.A.(a)(b)(c)	63,103	432,129
Eramet S.A.(c)	3,130	249,973
Fnac Darty S.A.(a)	6,496	450,623
Gaztransport Et Technigaz S.A.	2,286	183,246
Imerys S.A.	10,787	499,370
Ipsen S.A.	4,066	434,414
Ipsos	4,851	225,203
JCDecaux S.A.(c)	21,910	597,561
Kaufman & Broad S.A.	2,339	103,732
La Francaise des Jeux SAEM(b)	7,601	406,499
Lagardere S.A.(c)	12,616	352,160
Maisons du Monde S.A.(b)	10,869	248,619
Mercialys S.A.	30,814	373,431
Metropole Television S.A.	10,934	218,858
Nexans S.A.	7,298	697,510
Nexity S.A.	11,716	590,168
Quadient S.A.	7,475	219,292
Remy Cointreau S.A.(a)	1,582	347,424
Sartorius Stedim Biotech	323	184,344
SMCP S.A.(b)(c)	18,912	118,745

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
France-(continued)
Societe BIC S.A.(a)	6,435	$436,090
SOITEC(c)	567	135,815
Sopra Steria Group SACA	2,631	522,885
Tarkett S.A.(c)	2,586	62,403
Television Francaise 1	34,965	333,973
Trigano S.A.	983	212,497
Vallourec S.A.(a)(c)	29,079	282,062
Verallia S.A.(b)	5,606	207,804
Vicat S.A.	2,353	118,583
Virbac S.A.	457	184,521
Wendel SE	4,698	659,594
		14,057,982
Germany-4.84%
1&1 AG	13,762	408,628
Aareal Bank AG	23,998	605,562
ADLER Group S.A.(a)(b)	10,225	248,074
ADVA Optical Networking SE(c)	11,710	173,849
AIXTRON SE	5,171	127,418
alstria office REIT-AG	36,788	779,111
Bechtle AG	2,385	492,520
Bilfinger SE	10,710	329,436
CANCOM SE	3,926	246,739
Carl Zeiss Meditec AG, BR	1,358	302,418
CECONOMY AG(c)	72,374	347,232
CompuGroup Medical SE & Co. KGaA	1,162	93,215
CTS Eventim AG & Co. KGaA(c)	4,103	278,784
Deutsche EuroShop AG	22,174	526,405
Deutsche Pfandbriefbank AG(b)	55,610	613,264
Deutz AG(c)	33,417	283,325
DIC Asset AG	10,276	185,704
Draegerwerk AG & Co. KGaA	948	84,535
Draegerwerk AG & Co. KGaA, Preference Shares	2,887	265,314
Duerr AG	14,396	689,318
DWS Group GmbH & Co. KGaA(b)	9,470	446,711
ElringKlinger AG(c)	11,312	184,708
Encavis AG(a)	6,356	116,295
Evotec SE(c)	3,576	148,330
Fielmann AG	2,918	219,029
Gerresheimer AG	4,565	476,631
Grand City Properties S.A.	23,978	636,902
GRENKE AG	5,969	259,835
Hamborner REIT AG	10,904	120,016
Hamburger Hafen und Logistik AG	4,720	111,940
Heidelberger Druckmaschinen AG(c)	104,044	242,803
HelloFresh SE(c)	1,676	157,164
Hornbach Baumarkt AG	4,331	174,614
Hornbach Holding AG & Co. KGaA	4,108	461,796
Instone Real Estate Group AG(b)	3,767	116,586
Jenoptik AG	7,094	243,445
JOST Werke AG(b)	1,869	114,138
Jungheinrich AG, Preference Shares	9,810	539,758
Kloeckner & Co. SE(c)	29,610	449,779
Krones AG	2,615	257,837
Leoni AG(a)(c)	26,627	465,721
Nordex SE(c)	12,354	237,613
Norma Group SE	7,008	370,464
PATRIZIA AG	4,196	106,976
Puma SE	5,765	707,541
Rational AG	167	181,355
SAF-Holland SE(c)	16,362	227,780
Salzgitter AG(c)	18,128	704,645
Sartorius AG, Preference Shares	469	283,520
	Shares	Value
Germany-(continued)
Schaeffler AG, Preference Shares	52,308	$455,587
Scout24 AG(b)	5,206	445,834
Siltronic AG	2,425	399,704
Sirius Real Estate Ltd.	110,693	183,451
Software AG	7,655	369,991
Softwareone Holding AG	13,351	342,503
Stabilus S.A.	3,135	248,514
Stroeer SE & Co. KGaA	3,144	248,668
Suedzucker AG	33,485	503,876
Talanx AG	12,175	517,715
Traton SE	13,921	436,789
Wacker Chemie AG	3,386	498,678
Wacker Neuson SE	7,389	222,552
zooplus AG(c)	579	197,048
		20,915,693
Ghana-0.08%
Tullow Oil PLC(c)	521,938	325,394
Hong Kong-1.76%
ASM Pacific Technology Ltd.	39,762	511,658
Bank of East Asia Ltd. (The)	45,906	75,612
Cafe de Coral Holdings Ltd.	57,788	112,435
Cathay Pacific Airways Ltd.(a)(c)	319,767	256,350
CK Infrastructure Holdings Ltd.	87,674	529,686
Cowell e Holdings, Inc.(a)	194,000	108,094
Dairy Farm International Holdings Ltd.	70,761	266,061
Fortune REIT	131,650	142,980
Guotai Junan International Holdings Ltd.	574,290	86,463
Haitong International Securities Group Ltd.	561,950	144,624
Hang Lung Group Ltd.	41,942	102,545
Hang Lung Properties Ltd.	214,000	553,505
HKBN Ltd.	102,667	119,562
Hongkong Land Holdings Ltd.	112,300	509,842
Huabao International Holdings Ltd.	133,000	305,322
Hutchison Port Holdings Trust, Class U	555,819	130,617
Hysan Development Co. Ltd.	59,000	232,319
Johnson Electric Holdings Ltd., H Shares	46,329	108,621
Kerry Properties Ltd.	112,585	331,763
Man Wah Holdings Ltd.	90,903	182,246
Mapletree North Asia Commercial Trust(b)	341,162	254,467
Melco International Development Ltd.	148,482	236,923
NWS Holdings Ltd.	235,176	236,653
Pacific Basin Shipping Ltd.(c)	643,484	286,501
PCCW Ltd.	601,300	314,918
Sino Land Co. Ltd.	206,000	315,447
Swire Properties Ltd.	128,200	364,579
Value Partners Group Ltd.	220,282	126,423
Vitasoy International Holdings Ltd.(a)	54,153	151,912
VTech Holdings Ltd.	28,634	283,717
Yue Yuen Industrial Holdings Ltd.(c)	107,788	227,471
		7,609,316
Indonesia-0.02%
First Resources Ltd.	103,740	104,192
Iraq-0.03%
Gulf Keystone Petroleum Ltd.	48,189	110,147
Ireland-0.38%
C&C Group PLC(a)(c)	55,397	182,386
Dalata Hotel Group PLC(c)	31,797	145,541
Glanbia PLC(a)	26,070	447,941
Greencore Group PLC(a)(c)	121,775	220,950

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Ireland-(continued)
Hibernia REIT PLC	123,013	$190,505
UDG Healthcare PLC	31,577	473,275
		1,660,598
Israel-1.59%
Airport City Ltd.(c)	9,246	158,145
Alony Hetz Properties & Investments Ltd.	15,726	215,320
Amot Investments Ltd.	21,963	145,934
Azrieli Group Ltd.	5,103	408,657
Bezeq The Israeli Telecommunication Corp. Ltd.(c)	395,558	423,913
Clal Insurance Enterprises Holdings Ltd.(c)	7,851	156,889
Delek Group Ltd.(a)(c)	6,689	406,311
Elbit Systems Ltd.	3,647	483,298
Fattal Holdings 1998 Ltd.(c)	946	82,999
First International Bank of Israel Ltd.(a)(c)	7,977	253,893
Formula Systems 1985 Ltd.	1,205	106,395
Gazit-Globe Ltd., (Acquired 03/17/2016 - 07/20/2021; Cost $144,946)(e)	16,948	126,794
Harel Insurance Investments & Financial Services Ltd.	13,815	131,698
ICL Group Ltd.	95,911	700,004
Isracard Ltd.(c)	37,501	144,114
Israel Corp. Ltd. (The)(a)(c)	525	167,586
Melisron Ltd.(a)(c)	3,444	255,095
Mivne Real Estate KD Ltd.	82,485	247,325
Nice Ltd.(c)	2,199	616,827
Phoenix Holdings Ltd. (The)	19,585	187,796
Plus500 Ltd.(a)	24,307	473,471
Shikun & Binui Ltd.(c)	29,311	166,872
Shufersal Ltd.	28,034	225,805
Strauss Group Ltd.(a)	4,597	127,722
Tower Semiconductor Ltd.(c)	17,386	474,698
		6,887,561
Italy-3.36%
ACEA S.p.A.	12,870	300,036
Amplifon S.p.A.	5,172	255,622
Anima Holding S.p.A.(b)	83,177	410,109
Autogrill S.p.A.(c)	87,814	616,449
Banca Generali S.p.A.(c)	11,160	463,306
Banca Mediolanum S.p.A.	59,500	585,890
Banca Monte dei Paschi di Siena S.p.A.(a)(c)	175,907	244,260
Banca Popolare di Sondrio SCPA(a)	53,823	237,295
BFF Bank S.p.A.(b)	35,695	372,902
Brembo S.p.A.	27,724	387,598
Buzzi Unicem S.p.A.	22,365	591,406
Cerved Group S.p.A.(c)	38,485	451,792
Danieli & C. Officine Meccaniche S.p.A.(a)	3,145	93,234
Danieli & C. Officine Meccaniche S.p.A., RSP	9,716	178,349
Davide Campari-Milano N.V.	33,792	475,237
De Longhi S.p.A.	8,836	390,819
DiaSorin S.p.A.	960	194,832
Enav S.p.A.(a)(b)(c)	59,997	277,463
ERG S.p.A.	11,374	355,525
Esprinet S.p.A.	18,679	343,983
Fincantieri S.p.A.(a)(c)	142,664	121,888
Infrastrutture Wireless Italiane S.p.A.(a)(b)	21,040	237,966
Interpump Group S.p.A.	7,039	439,462
Iren S.p.A.	176,419	537,220
Maire Tecnimont S.p.A.(a)	95,306	352,603
MARR S.p.A.(c)	9,188	213,327
Mediaset S.p.A.(a)	98,217	300,715
Moncler S.p.A.	9,160	629,992
	Shares	Value
Italy-(continued)
Nexi S.p.A.(b)(c)	19,668	$421,668
OVS S.p.A.(a)(b)(c)	111,950	230,455
Piaggio & C S.p.A.	46,902	180,197
PRADA S.p.A.	59,316	463,311
Recordati Industria Chimica e Farmaceutica S.p.A.(a)	9,332	577,418
Reply S.p.A.	1,419	253,576
Salvatore Ferragamo S.p.A.(c)	12,650	252,681
Saras S.p.A.(c)	529,554	389,326
Societa Cattolica Di Assicurazione S.p.A.(c)	40,699	334,448
Technogym S.p.A.(b)	11,395	147,013
Tods S.p.A.(a)(c)	4,204	263,961
Unieuro S.p.A.(b)	16,094	451,152
UnipolSai Assicurazioni S.p.A.(a)	110,118	306,075
Webuild S.p.A.(a)	72,422	197,348
		14,527,909
Japan-25.80%
77 Bank Ltd. (The)	9,588	101,515
ABC-Mart, Inc.(a)	5,028	275,796
Acom Co. Ltd.(a)	58,987	241,323
Activia Properties, Inc.	51	231,185
Adastria Co. Ltd.	10,792	184,964
ADEKA Corp.	10,670	214,081
Advance Residence Investment Corp.(a)	81	275,658
Aeon Delight Co. Ltd.	4,793	157,001
Aeon Mall Co. Ltd.	34,712	525,661
AEON REIT Investment Corp.(a)	137	199,103
Aica Kogyo Co. Ltd.	5,709	200,270
Aiful Corp.	91,708	286,614
Ain Holdings, Inc.	5,201	316,562
Alfresa Holdings Corp.	24,665	373,515
Alpen Co. Ltd.	5,999	167,808
Amano Corp.	9,553	233,798
Anritsu Corp.	12,651	220,168
AOKI Holdings, Inc.	16,922	100,530
Aoyama Trading Co. Ltd.(c)	46,704	296,182
Arcland Sakamoto Co. Ltd.	9,230	126,739
Arcs Co. Ltd.	8,580	173,711
Ariake Japan Co. Ltd.	2,001	115,593
As One Corp.	860	116,286
Asahi Holdings, Inc.	13,242	260,979
Asahi Intecc Co. Ltd.	4,754	128,131
ASKUL Corp.	8,591	129,080
Autobacs Seven Co. Ltd.	14,079	206,278
Avex, Inc.	12,784	181,131
Azbil Corp.	12,449	482,647
Bank of Kyoto Ltd. (The)(a)	7,079	303,800
Belc Co. Ltd.	2,035	99,386
Bell System24 Holdings, Inc.	6,220	95,043
Belluna Co. Ltd.	15,450	130,639
Benesse Holdings, Inc.	28,004	641,477
Bic Camera, Inc.	23,884	245,695
BML, Inc.	2,989	102,811
Calbee, Inc.	12,912	296,005
Canon Marketing Japan, Inc.	10,378	231,011
Capcom Co. Ltd.	7,002	191,718
Cawachi Ltd.	4,500	90,615
Chiba Bank Ltd. (The)	86,053	488,483
Chiyoda Corp.(c)	54,279	192,388
Chugoku Electric Power Co., Inc. (The)(a)	49,555	447,914
Chugoku Marine Paints Ltd.	14,209	117,168
Citizen Watch Co. Ltd.(a)	107,377	416,789

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
CKD Corp.	9,446	$187,457
Coca-Cola Bottlers Japan Holdings, Inc.	27,245	442,871
cocokara fine, Inc.(a)	2,788	207,036
Colowide Co. Ltd.(a)	10,962	197,965
Comforia Residential REIT, Inc.(a)	39	124,551
Concordia Financial Group Ltd.	145,656	520,247
Cosmo Energy Holdings Co. Ltd.	17,203	397,824
Cosmos Pharmaceutical Corp.	2,224	376,712
Create SD Holdings Co. Ltd.	4,181	139,811
CyberAgent, Inc.	27,802	497,523
Daibiru Corp.	8,510	108,168
Daicel Corp.	84,090	695,706
Daido Steel Co. Ltd.	4,688	219,556
Daihen Corp.	4,071	181,387
Daiho Corp.	5,414	209,407
Daiichikosho Co. Ltd.(a)	6,566	228,838
Daio Paper Corp.	12,864	220,358
Daiseki Co. Ltd.	5,250	242,050
Daiwa House REIT Investment Corp.	130	386,150
Daiwa Office Investment Corp.	20	143,964
Daiwa Securities Living Investments Corp.	135	148,100
Daiwabo Holdings Co. Ltd.	28,350	569,325
DCM Holdings Co. Ltd.	38,610	379,240
DeNA Co. Ltd.	15,233	286,200
Dexerials Corp.	10,494	240,478
DIC Corp.	15,880	426,988
DMG Mori Co. Ltd.	36,512	564,896
Doutor Nichires Holdings Co. Ltd.	9,053	137,424
Dowa Holdings Co. Ltd.	10,003	385,993
DTS Corp.	6,940	166,560
Duskin Co. Ltd.	4,696	108,040
DyDo Group Holdings, Inc.	3,062	148,148
Earth Corp.	2,906	171,315
EDION Corp.	21,721	223,642
Elecom Co. Ltd.	4,715	82,700
Exedy Corp.	17,032	256,528
Ezaki Glico Co. Ltd.	8,062	300,443
Fancl Corp.	3,706	117,174
FCC Co. Ltd.	11,329	161,548
Financial Products Group Co.,Ltd.	20,483	136,802
Food & Life Cos. Ltd.	5,640	228,683
FP Corp.	5,895	226,132
Frontier Real Estate Investment Corp.(a)	36	166,633
Fuji Corp.	13,880	324,141
Fuji Media Holdings, Inc.	25,712	277,854
Fuji Oil Holdings, Inc.(a)	8,346	188,441
Fuji Seal International, Inc.	6,797	137,241
Fuji Soft, Inc.	4,236	213,054
Fujikura Ltd.(c)	120,128	609,670
Fujitec Co. Ltd.	6,477	142,937
Fujitsu General Ltd.	8,824	226,570
Fukuoka Financial Group, Inc.	31,745	533,663
Fukuoka REIT Corp.	68	114,190
Fukuyama Transporting Co. Ltd.	2,627	98,019
Fuyo General Lease Co. Ltd.	2,091	136,034
Geo Holdings Corp.	11,128	123,701
GLOBERIDE, Inc.	2,895	139,540
Glory Ltd.	9,651	206,123
GLP J-REIT	167	299,002
GMO internet, Inc.(a)	5,381	141,254
GOLDWIN, Inc.	2,035	126,643
GungHo Online Entertainment, Inc.	6,846	126,253
	Shares	Value
Japan-(continued)
Gunma Bank Ltd. (The)	46,253	$147,504
Gunze Ltd.	2,935	126,492
H.I.S. Co. Ltd.(a)(c)	15,996	343,823
H.U. Group Holdings, Inc.	15,937	412,692
H2O Retailing Corp.(a)	26,686	200,358
Hachijuni Bank Ltd. (The)	57,551	185,631
Hakuhodo DY Holdings, Inc.(a)	27,030	409,329
Hamamatsu Photonics K.K.	6,875	380,239
Hanwa Co. Ltd.	7,642	224,212
Hazama Ando Corp.	33,537	253,628
Heiwa Corp.	11,887	207,088
Heiwa Real Estate Co. Ltd.	5,159	184,972
Heiwado Co. Ltd.	5,511	104,445
Hikari Tsushin, Inc.	2,909	501,753
Hirata Corp.	1,821	101,876
Hirogin Holdings, Inc.(a)	21,559	115,702
Hisamitsu Pharmaceutical Co., Inc.(a)	6,123	266,399
Hitachi Transport System Ltd.	9,687	386,156
Hitachi Zosen Corp.(a)	78,595	564,309
Hogy Medical Co. Ltd.	4,606	144,370
Hokkaido Electric Power Co., Inc.	53,670	241,087
Hokuetsu Corp.	23,398	129,622
Hokuhoku Financial Group, Inc.	12,793	92,203
Hokuriku Electric Power Co.	25,269	131,698
Hokuto Corp.	5,193	90,943
Horiba Ltd.(a)	7,759	529,521
Hoshizaki Corp.	5,932	495,640
Hosiden Corp.	18,199	165,988
House Foods Group, Inc.	7,316	226,979
Hulic Reit, Inc.	77	135,969
Ibiden Co. Ltd.	13,665	718,424
IDOM, Inc.	25,289	230,193
Inaba Denki Sangyo Co. Ltd.	6,440	156,379
Industrial & Infrastructure Fund Investment Corp.	84	162,183
Internet Initiative Japan, Inc.	9,063	286,961
Invesco Office J-Reit, Inc.(f)	666	138,055
Invincible Investment Corp.	469	183,968
IRISO Electronics Co. Ltd.	2,613	124,043
Ito En Ltd.	7,519	441,891
Itochu Techno-Solutions Corp.	12,496	381,996
Itoham Yonekyu Holdings, Inc.	17,707	117,294
Iyo Bank Ltd. (The)	24,182	118,982
Izumi Co. Ltd.(a)	8,192	278,789
JAFCO Group Co. Ltd.	4,773	270,941
Japan Airport Terminal Co. Ltd.(c)	6,157	264,232
Japan Aviation Electronics Industry Ltd.	15,890	251,344
Japan Display, Inc.(a)(c)	335,918	107,126
Japan Excellent, Inc.(a)	129	179,366
Japan Hotel REIT Investment Corp.	391	237,628
Japan Lifeline Co. Ltd.	10,154	127,122
Japan Logistics Fund, Inc.	50	151,481
Japan Petroleum Exploration Co. Ltd.	9,259	153,290
Japan Prime Realty Investment Corp.	65	253,485
Japan Real Estate Investment Corp.	83	519,554
Japan Steel Works Ltd. (The)	14,286	348,331
Jeol Ltd.	3,399	219,580
JVCKenwood Corp.	78,768	168,660
Kadokawa Corp.	4,860	188,865
Kagome Co. Ltd.(a)	10,151	259,903
Kakaku.com, Inc.	6,313	171,242
Kaken Pharmaceutical Co. Ltd.	8,545	376,447
Kamigumi Co. Ltd.	28,542	598,667

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Kanamoto Co. Ltd.	7,396	$171,843
Kandenko Co. Ltd.	23,779	198,465
Kaneka Corp.	10,190	401,565
Kanematsu Corp.	9,914	136,402
Kanto Denka Kogyo Co. Ltd.	14,223	136,074
Keihan Holdings Co. Ltd.	8,567	234,178
Keikyu Corp.	25,425	300,235
Kenedix Office Investment Corp.	35	257,358
Kenedix Residential Next Investment Corp.(a)	66	142,704
Kenedix Retail REIT Corp.	45	124,647
Kewpie Corp.	16,308	365,537
KH Neochem Co. Ltd.	6,225	146,507
Kinden Corp.	20,431	329,316
Kintetsu World Express, Inc.	12,172	295,122
Kissei Pharmaceutical Co. Ltd.	5,062	103,546
KNT-CT Holdings Co. Ltd.(a)(c)	10,935	132,117
Kobayashi Pharmaceutical Co. Ltd.(a)	3,792	301,287
Koei Tecmo Holdings Co. Ltd.(a)	3,535	165,557
Kohnan Shoji Co. Ltd.	12,733	515,701
KOKUYO Co. Ltd.	14,904	240,365
Komeri Co. Ltd.	9,778	236,187
Konami Holdings Corp.(a)	8,249	453,977
Kose Corp.	2,353	369,834
Kumagai Gumi Co. Ltd.	8,152	208,572
Kumiai Chemical Industry Co. Ltd.	14,561	111,314
Kureha Corp.	5,255	342,832
Kusuri no Aoki Holdings Co. Ltd.	1,954	130,504
KYB Corp.	4,932	161,105
KYORIN Holdings, Inc.	7,563	122,042
Kyoritsu Maintenance Co. Ltd.	5,032	165,747
Kyowa Exeo Corp.	20,677	511,132
Kyudenko Corp.	6,047	214,056
Kyushu Financial Group, Inc.	34,879	123,944
LaSalle Logiport REIT	63	115,380
Leopalace21 Corp.(c)	250,266	339,769
Life Corp.	7,825	272,003
Lintec Corp.	8,369	181,640
M3, Inc.	3,403	221,079
Mabuchi Motor Co. Ltd.	10,882	406,526
Macnica Fuji Electronics Holdings, Inc.	7,879	201,085
Maeda Corp.(a)	20,099	167,934
Maeda Road Construction Co. Ltd.	12,864	244,387
Makino Milling Machine Co. Ltd.	7,328	273,757
Mandom Corp.	8,728	147,123
Maruha Nichiro Corp., Class C	8,209	181,458
Maruichi Steel Tube Ltd.	17,530	420,880
Matsui Securities Co. Ltd.	16,420	117,596
Maxell Holdings Ltd.(c)	10,995	128,033
MCJ Co. Ltd.	15,438	173,862
Mebuki Financial Group, Inc.	253,715	540,950
Medipal Holdings Corp.	27,990	524,605
Megmilk Snow Brand Co. Ltd.	8,637	161,880
Meidensha Corp.	15,256	329,029
Meitec Corp.	3,949	221,648
Menicon Co. Ltd.	1,720	125,219
Mirait Holdings Corp.	14,624	286,617
Mitsubishi Logistics Corp.	11,779	347,735
Mitsui E&S Holdings Co. Ltd.(a)(c)	74,868	347,224
Miura Co. Ltd.	5,005	219,582
Mixi, Inc.	16,840	422,419
Mizuho Leasing Co. Ltd.	3,900	128,993
Modec, Inc.(a)	7,472	124,454
	Shares	Value
Japan-(continued)
Monex Group, Inc.	15,471	$96,421
Mori Hills REIT Investment Corp.(a)	112	164,403
Mori Trust Sogo Reit, Inc.	82	118,050
Morinaga & Co. Ltd.	6,880	217,527
Morinaga Milk Industry Co. Ltd.(a)	7,971	445,940
MOS Food Services, Inc.	3,707	105,721
Musashi Seimitsu Industry Co. Ltd.	12,463	257,096
Nachi-Fujikoshi Corp.	3,096	125,109
Nagoya Railroad Co. Ltd.(c)	22,743	381,088
Nankai Electric Railway Co. Ltd.	10,611	223,919
NEC Networks & System Integration Corp.	11,709	206,655
NET One Systems Co. Ltd.	9,370	320,159
Nexon Co. Ltd.	16,447	336,883
NHK Spring Co. Ltd.	21,617	165,845
Nichias Corp.	7,405	186,964
Nichicon Corp.(a)	16,261	172,018
Nichiha Corp.	4,036	105,322
Nichi-iko Pharmaceutical Co. Ltd.(a)	21,235	163,688
Nifco, Inc.	12,721	419,590
Nihon Kohden Corp.	12,085	367,780
Nihon M&A Center, Inc.	4,651	128,830
Nihon Unisys Ltd.	10,761	322,585
Nikkiso Co. Ltd.(a)	13,286	136,915
Nikkon Holdings Co. Ltd.	6,426	140,582
Nippo Corp.	7,677	211,948
Nippon Accommodations Fund, Inc.	30	183,417
Nippon Building Fund, Inc.	88	567,690
Nippon Carbon Co. Ltd.	2,895	108,150
Nippon Chemi-Con Corp.(c)	8,671	199,571
Nippon Denko Co. Ltd.(a)	37,965	104,469
Nippon Gas Co. Ltd.	17,010	267,975
Nippon Kayaku Co. Ltd.	32,424	334,433
Nippon Light Metal Holdings Co. Ltd.	11,693	204,348
Nippon Paint Holdings Co. Ltd.(a)	31,645	401,365
Nippon Paper Industries Co. Ltd.(a)	28,205	327,923
Nippon Prologis REIT, Inc.	90	300,137
NIPPON REIT Investment Corp.(a)	31	128,237
Nippon Sanso Holdings Corp.(a)	28,473	626,536
Nippon Sheet Glass Co. Ltd.(a)(c)	56,646	309,682
Nippon Shinyaku Co. Ltd.(a)	4,017	300,863
Nippon Shokubai Co. Ltd.	6,541	312,895
Nippon Soda Co. Ltd.	3,542	113,118
Nippon Steel Trading Corp.	3,013	128,481
Nippon Suisan Kaisha Ltd.	90,848	469,347
Nippon Television Holdings, Inc.	11,312	125,437
Nippon Thompson Co. Ltd.	23,504	141,131
Nipro Corp.	23,319	288,327
Nishimatsu Construction Co. Ltd.	20,074	649,318
Nishimatsuya Chain Co. Ltd.(a)	9,596	116,813
Nishi-Nippon Railroad Co. Ltd.	4,852	115,652
Nishio Rent All Co. Ltd.	4,472	121,712
Nissha Co. Ltd.(a)	9,570	133,762
Nisshin Seifun Group, Inc.	32,503	523,010
Nisshinbo Holdings, Inc.	37,734	315,281
Nissin Electric Co. Ltd.	11,782	136,660
Nitto Boseki Co. Ltd.	4,345	132,428
Noevir Holdings Co. Ltd.	2,365	117,657
NOF Corp.	7,107	359,397
Nojima Corp.	5,621	145,403
NOK Corp.	21,077	276,546
Nomura Co. Ltd.	16,220	125,622
Nomura Real Estate Master Fund, Inc.	364	577,425

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Nomura Research Institute Ltd.	17,964	$576,157
NS Solutions Corp.	6,287	199,064
NSD Co. Ltd.	7,432	126,903
NTT UD REIT Investment Corp.	110	159,462
Obic Co. Ltd.	2,445	428,181
Oki Electric Industry Co. Ltd.(a)	27,267	253,415
Okinawa Electric Power Co., Inc. (The)	10,932	139,750
OKUMA Corp.	7,553	375,069
Okumura Corp.	4,117	111,262
Onward Holdings Co. Ltd.(a)	57,353	156,774
Open House Co. Ltd.	9,802	493,003
Oracle Corp. Japan	2,631	195,857
Orient Corp.	125,366	156,493
ORIX JREIT, Inc.	193	367,535
OSG Corp.	13,290	246,183
Outsourcing, Inc.	18,693	354,443
Paltac Corp.	4,217	194,808
Paramount Bed Holdings Co. Ltd.	4,806	85,479
Park24 Co. Ltd.(c)	23,326	436,765
Pasona Group, Inc.	7,566	152,768
Penta-Ocean Construction Co. Ltd.	75,909	511,132
Persol Holdings Co. Ltd.	29,995	599,900
Pigeon Corp.	7,517	215,750
Pilot Corp.	4,813	164,453
Pola Orbis Holdings, Inc.	12,550	298,913
Prima Meat Packers Ltd.	6,314	170,349
Raito Kogyo Co. Ltd.	8,719	155,393
Relia, Inc.	9,585	116,941
Relo Group, Inc.	10,559	231,576
Rengo Co. Ltd.	47,335	401,539
Resorttrust, Inc.	17,133	280,841
Rinnai Corp.	5,686	524,304
Rohto Pharmaceutical Co. Ltd.	13,066	342,752
Round One Corp.	15,930	155,163
Royal Holdings Co. Ltd.(a)(c)	7,737	138,244
Saizeriya Co. Ltd.	6,351	156,012
Sakata Seed Corp.	3,640	118,735
SAMTY Co. Ltd.	8,900	178,973
San-A Co. Ltd.	2,601	96,575
Sanken Electric Co. Ltd.(c)	4,654	219,236
Sanki Engineering Co. Ltd.	11,308	153,933
Sankyo Co. Ltd.	15,336	381,898
Sankyu, Inc.	8,510	379,945
Sanoh Industrial Co. Ltd.	13,124	147,563
Sanrio Co. Ltd.(c)	8,939	151,658
Sanwa Holdings Corp.	29,860	360,225
Sanyo Chemical Industries Ltd.	3,496	188,258
Sapporo Holdings Ltd.(a)	15,684	331,972
Sawai Group Holdings Co. Ltd.	8,626	367,833
SBS Holdings, Inc.	4,615	141,288
SCREEN Holdings Co. Ltd.(a)	5,549	498,020
SCSK Corp.	5,743	344,318
Seiko Holdings Corp.	8,679	180,302
Seino Holdings Co. Ltd.	28,635	362,406
Sekisui House Reit, Inc.	256	225,327
Senko Group Holdings Co. Ltd.	15,044	151,605
Seven Bank Ltd.	198,282	431,794
Shibaura Machine Co. Ltd.	6,424	151,835
Shikoku Electric Power Co., Inc.	35,062	230,658
Shima Seiki Manufacturing Ltd.	5,673	93,766
Shinko Electric Industries Co. Ltd.	6,901	232,653
Shinmaywa Industries Ltd.	17,516	152,577
	Shares	Value
Japan-(continued)
Ship Healthcare Holdings, Inc.	14,777	$371,074
Shizuoka Bank Ltd. (The)(a)	72,830	524,243
SHO-BOND Holdings Co. Ltd.	4,133	173,793
Shochiku Co. Ltd.(c)	1,136	123,071
Siix Corp.	7,605	97,496
SKY Perfect JSAT Holdings, Inc.	41,876	157,965
Sohgo Security Services Co. Ltd.	7,328	341,194
Sotetsu Holdings, Inc.(a)	9,159	180,092
Square Enix Holdings Co. Ltd.	7,432	383,958
Star Micronics Co. Ltd.(a)	7,741	115,815
Starts Corp., Inc.	5,351	139,443
Sugi Holdings Co. Ltd.(a)	6,083	447,288
Sumitomo Bakelite Co. Ltd.	6,010	259,840
Sumitomo Dainippon Pharma Co. Ltd.(a)	37,547	646,253
Sumitomo Mitsui Construction Co. Ltd.	29,105	127,823
Sumitomo Osaka Cement Co. Ltd.(a)	9,254	263,075
Sumitomo Warehouse Co. Ltd. (The)	8,797	127,607
Sundrug Co. Ltd.	13,691	442,852
Suruga Bank Ltd.(a)	102,086	307,886
Suzuken Co. Ltd.	10,505	301,510
SWCC Showa Holdings Co. Ltd.	8,863	144,069
Tadano Ltd.(a)	19,769	201,563
Taisho Pharmaceutical Holdings Co. Ltd.	5,495	306,418
Taiyo Holdings Co. Ltd.	2,581	118,526
Takaoka Toko Co. Ltd.	6,965	85,294
Takara Holdings, Inc.	20,004	231,664
Takasago Thermal Engineering Co. Ltd.	7,290	133,113
Takashimaya Co. Ltd.	59,205	609,043
Takeuchi Manufacturing Co. Ltd.	7,071	174,858
Takuma Co. Ltd.	11,963	190,972
Tamura Corp.(a)	24,363	190,908
TBS Holdings, Inc.	11,170	167,117
TechnoPro Holdings, Inc.	10,265	254,965
T-Gaia Corp.	5,862	105,276
TKC Corp.	3,653	108,009
Toagosei Co. Ltd.(a)	11,502	119,474
Tocalo Co. Ltd.	8,780	109,520
Toda Corp.	23,979	169,546
Toei Co. Ltd.	856	153,807
Toho Co. Ltd.	15,864	688,042
Toho Holdings Co. Ltd.	6,118	102,125
Toho Zinc Co. Ltd.	7,580	129,568
Tokai Carbon Co. Ltd.	36,382	477,027
Tokai Rika Co. Ltd.	9,540	147,598
Tokai Tokyo Financial Holdings, Inc.	49,669	175,143
Tokyo Ohka Kogyo Co. Ltd.	4,711	303,479
Tokyo Seimitsu Co. Ltd.	6,273	266,638
Tokyo Steel Manufacturing Co. Ltd.(a)	28,282	281,918
Tokyo Tatemono Co. Ltd.	34,540	516,133
Tokyu REIT, Inc.(a)	61	113,441
Tomy Co. Ltd.	23,609	206,512
Topcon Corp.	23,909	334,181
Topre Corp.	7,678	110,185
Toshiba TEC Corp.	6,248	250,489
Towa Pharmaceutical Co. Ltd.	5,160	131,175
Toyo Construction Co. Ltd.	20,288	107,956
Toyo Seikan Group Holdings Ltd.	30,355	409,896
Toyo Tire Corp.	29,934	560,768
Toyobo Co. Ltd.	20,525	258,830
Toyoda Gosei Co. Ltd.	17,915	418,370
Toyota Boshoku Corp.	23,997	481,033
Transcosmos, Inc.	6,589	186,113

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Trusco Nakayama Corp.	6,076	$159,665
TS Tech Co. Ltd.	18,325	270,492
Tsubaki Nakashima Co. Ltd.	15,463	230,924
Tsubakimoto Chain Co.	4,088	123,478
Tsumura & Co.	8,513	267,219
TV Asahi Holdings Corp.	7,265	112,202
Uchida Yoko Co. Ltd.(a)	3,317	152,023
Ulvac, Inc.	10,144	490,794
United Arrows Ltd.(a)(c)	11,440	197,216
United Super Markets Holdings, Inc.	14,048	136,960
United Urban Investment Corp.	283	415,410
Unitika Ltd.(a)(c)	26,671	81,167
Ushio, Inc.	32,232	574,743
USS Co. Ltd.	22,685	392,311
V Technology Co. Ltd.	2,035	88,631
Valor Holdings Co. Ltd., Class C	8,450	178,547
Wacoal Holdings Corp.	6,363	143,957
Wacom Co. Ltd.	16,730	96,340
Welcia Holdings Co. Ltd.	13,102	444,692
Yamaguchi Financial Group, Inc.	27,173	155,982
Yamato Kogyo Co. Ltd.(a)	6,384	215,805
Yamazaki Baking Co. Ltd.(a)	27,675	379,255
Yaoko Co. Ltd.	4,732	284,567
Yellow Hat Ltd.	8,511	163,086
Yokogawa Bridge Holdings Corp.	8,396	168,226
Yoshinoya Holdings Co. Ltd.(c)	12,255	232,482
Yurtec Corp.	16,943	110,535
Zenkoku Hosho Co. Ltd.	5,687	257,016
Zensho Holdings Co. Ltd.	16,981	429,205
Zeon Corp.	31,079	421,655
ZOZO, Inc.	3,768	127,889
		111,570,599
Jordan-0.16%
Hikma Pharmaceuticals PLC	18,954	697,293
Luxembourg-0.31%
Eurofins Scientific SE	6,120	731,806
RTL Group S.A.	10,500	593,908
		1,325,714
Macau-0.19%
MGM China Holdings Ltd.(c)	96,105	116,248
SJM Holdings Ltd.(c)	365,158	328,920
Wynn Macau Ltd.(c)	304,914	391,972
		837,140
Mexico-0.06%
Fresnillo PLC	24,219	275,512
Netherlands-1.90%
Accell Group N.V.(c)	4,553	225,406
Adyen N.V.(b)(c)	139	377,370
AMG Advanced Metallurgical Group N.V.	4,159	129,803
Arcadis N.V.	16,163	715,279
Argenx SE(a)(c)	471	143,705
ASM International N.V.	1,967	697,175
Basic-Fit N.V.(a)(b)(c)	3,295	152,225
BE Semiconductor Industries N.V.	4,947	433,744
Boskalis Westminster	14,140	444,667
Corbion N.V.	5,832	319,362
Eurocommercial Properties N.V., CVA	15,686	393,214
Euronext N.V.(b)	5,448	605,971
Flow Traders(b)	4,374	177,800
Fugro N.V.(c)	27,088	255,972
	Shares	Value
Netherlands-(continued)
Heijmans N.V., CVA	7,628	$113,428
IMCD N.V.	3,922	679,004
Intertrust N.V.(b)(c)	7,618	125,745
JDE Peet’s N.V.(a)	10,367	348,881
Koninklijke BAM Groep N.V.(c)	175,077	494,518
OCI N.V.(c)	17,864	432,983
Sligro Food Group N.V.(c)	5,296	153,546
TKH Group N.V., CVA	6,215	329,723
TomTom N.V.(c)	16,145	135,545
Van Lanschot Kempen N.V.	5,053	129,723
Wereldhave N.V.(a)	12,390	204,367
		8,219,156
New Zealand-0.67%
a2 Milk Co. Ltd. (The)(c)	24,695	107,207
Air New Zealand Ltd.(c)	154,046	161,275
Auckland International Airport Ltd.(a)(c)	126,029	636,845
Chorus Ltd.	56,297	242,042
Contact Energy Ltd.	94,889	540,419
Fisher & Paykel Healthcare Corp. Ltd.	18,581	409,160
Infratil Ltd.	30,756	156,917
Kathmandu Holdings Ltd.	111,749	106,853
Mercury NZ Ltd.	46,004	212,237
Ryman Healthcare Ltd.	19,272	177,283
SKYCITY Entertainment Group Ltd.(c)	71,454	160,586
		2,910,824
Norway-1.66%
Aker ASA, Class A	5,494	421,929
Aker BP ASA	22,666	612,390
Aker Solutions ASA, Class A(c)	162,812	309,781
Austevoll Seafood ASA	16,958	213,826
Avance Gas Holding Ltd.(a)(b)	38,741	164,087
Bank Norwegian ASA	21,876	256,029
Borregaard ASA	8,585	223,496
BW Offshore Ltd.	38,214	129,934
DNO ASA(c)	170,090	161,526
Elkem ASA(b)	68,344	253,113
Entra ASA(b)	23,969	584,382
Europris ASA(b)	36,321	244,611
Fjordkraft Holding ASA(b)	18,410	104,815
Frontline Ltd.	37,074	297,185
Grieg Seafood ASA(a)(c)	14,159	136,544
Kongsberg Gruppen ASA	10,311	295,272
Leroy Seafood Group ASA	45,464	414,663
Norwegian Air Shuttle ASA(a)(c)	61,488	73,982
Odfjell Drilling Ltd.(a)(c)	55,331	127,010
PGS ASA(c)	174,643	86,186
Salmar ASA	5,718	379,394
Schibsted ASA, Class A	3,770	199,875
Schibsted ASA, Class B	4,793	221,561
SpareBank 1 SMN	12,179	169,006
SpareBank 1 SR-Bank ASA, Class B	18,002	235,752
TGS ASA	30,730	352,175
TOMRA Systems ASA	5,834	337,301
XXL ASA(b)(c)	67,512	147,788
		7,153,613
Peru-0.02%
Hochschild Mining PLC(a)	44,570	95,555
Poland-0.97%
Alior Bank S.A.(a)(c)	24,640	236,291
Allegro.eu S.A.(a)(b)(c)	8,199	140,769

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Poland-(continued)
Bank Millennium S.A.(c)	122,398	$156,735
CCC S.A.(c)	4,698	148,325
Cyfrowy Polsat S.A.	27,348	242,654
Dino Polska S.A.(b)(c)	1,994	159,677
Grupa Lotos S.A.	42,316	583,639
Jastrzebska Spolka Weglowa S.A.(a)(c)	27,268	246,478
LPP S.A.	84	301,968
mBank S.A.(c)	3,973	331,053
Orange Polska S.A.(c)	139,608	277,769
PGE Polska Grupa Energetyczna S.A.(a)(c)	216,323	487,716
Polskie Gornictwo Naftowe i Gazownictwo S.A.	228,174	372,551
Santander Bank Polska S.A.(c)	3,541	235,732
Tauron Polska Energia S.A.(c)	307,521	259,599
		4,180,956
Portugal-0.34%
Altri SGPS S.A.(a)	15,274	92,280
Banco Comercial Portugues S.A., Class R(a)(c)	2,633,119	374,682
Greenvolt-Energias Renovaveis S.A.(c)	272	1,534
Mota-Engil SGPS S.A.(a)(c)	81,832	121,296
Navigator Co. S.A. (The)(a)	63,661	229,185
NOS, SGPS S.A.	67,764	251,028
REN - Redes Energeticas Nacionais SGPS S.A.	55,514	155,026
Sonae SGPS S.A.	249,441	246,243
		1,471,274
Russia-0.04%
Petropavlovsk PLC(c)	581,023	173,036
Saudi Arabia-0.07%
Delivery Hero SE(b)(c)	1,912	286,127
Singapore-1.84%
ARA LOGOS Logistics Trust	197,998	131,599
Ascendas India Trust	123,290	132,022
Ascott Residence Trust	260,334	198,024
BOC Aviation Ltd.(b)	44,258	324,907
BW LPG Ltd.(b)	43,035	248,667
Ezion Holdings Ltd., Wts., expiring 04/16/2023(c)(d)	177,436	0
Frasers Centrepoint Trust	116,593	208,371
Frasers Logistics & Commercial Trust(b)	216,627	243,168
IGG, Inc.	157,633	178,907
Keppel DC REIT	90,275	176,003
Keppel Infrastructure Trust	253,867	103,114
Keppel REIT	326,071	288,963
Manulife US REIT(b)	155,736	118,359
Mapletree Commercial Trust	331,842	529,340
Mapletree Industrial Trust	185,263	410,449
Mapletree Logistics Trust	309,920	482,927
NetLink NBN Trust(b)	475,895	342,661
Parkway Life REIT	34,325	117,619
SATS Ltd.(c)	118,344	350,461
Sembcorp Industries Ltd.	294,329	454,285
Sembcorp Marine Ltd.(c)	2,782,092	236,276
Singapore Exchange Ltd.	77,402	679,075
Singapore Press Holdings Ltd.	383,776	532,825
Singapore Technologies Engineering Ltd.	206,366	611,128
Suntec REIT	500,139	539,253
UOL Group Ltd.	58,817	317,085
		7,955,488
South Korea-9.80%
AK Holdings, Inc.	6,000	145,012
Amorepacific Group	7,652	383,182
	Shares	Value
South Korea-(continued)
Asiana Airlines, Inc.(a)(c)	37,533	$590,608
BGF retail Co. Ltd.	1,828	256,659
BNK Financial Group, Inc.	111,515	751,351
Celltrion Healthcare Co. Ltd.(c)	1,321	123,343
Celltrion, Inc.(c)	1,867	411,462
Cheil Worldwide, Inc.	18,205	383,013
Chong Kun Dang Pharmaceutical Corp.	637	71,993
CJ CGV Co. Ltd.(c)	7,060	180,758
CJ ENM Co. Ltd.	2,661	377,317
CJ Logistics Corp.(c)	2,865	438,374
Com2uSCorp.	1,197	118,425
Daesang Corp.	10,063	237,523
Daesang Holdings Co. Ltd.	12,489	121,063
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(c)	20,129	568,739
Daishin Securities Co. Ltd.	9,395	146,203
Daishin Securities Co. Ltd., Preference Shares	9,086	129,941
Daou Data Corp.	10,189	125,342
Daou Technology, Inc.	10,348	240,201
DB HiTek Co. Ltd.	3,433	182,059
DB Insurance Co. Ltd.	12,889	639,828
DGB Financial Group, Inc.	42,571	349,747
DL Holdings Co. Ltd.	6,314	433,101
Dongkuk Steel Mill Co. Ltd.	50,604	934,871
Doosan Bobcat, Inc.(c)	7,822	313,492
Doosan Co. Ltd.(a)	9,912	833,289
Easy Holdings Co. Ltd.	31,194	139,665
Eugene Corp.	26,558	123,757
Fila Holdings Corp.	9,076	411,882
Green Cross Corp.	374	94,943
Green Cross Holdings Corp.	4,666	127,780
GS Global Corp.(c)	56,060	132,078
GS Retail Co. Ltd.	17,240	529,078
Halla Holdings Corp.	3,979	159,125
Handsome Co. Ltd.	3,756	128,166
Hanjin Kal Corp.(a)(c)	2,281	128,898
Hanjin Transportation Co. Ltd.	6,554	232,474
Hankook & Co. Co. Ltd.	6,639	103,604
Hanmi Pharm Co. Ltd.	441	122,686
Hanon Systems	24,703	335,029
Hansol Chemical Co. Ltd.	511	118,837
Hansol Paper Co. Ltd.	9,810	136,457
Hansol Technics Co. Ltd.(c)	12,213	88,021
Hanssem Co. Ltd.	1,327	138,440
Hanwha Aerospace Co. Ltd.	11,205	504,603
Hanwha General Insurance Co. Ltd.(c)	52,624	211,594
Harim Holdings Co. Ltd.	28,207	240,320
HDC Holdings Co. Ltd.	24,285	257,576
HDC Hyundai Development Co-Engineering & Construction, Class E	18,808	507,706
Hite Jinro Co. Ltd.	6,598	197,610
HMM Co. Ltd.(a)(c)	35,684	1,240,913
Hotel Shilla Co. Ltd.	5,497	446,833
HS Industries Co. Ltd.	19,558	124,634
Huchems Fine Chemical Corp.	5,829	124,156
Hyosung Advanced Materials Corp.(c)	1,127	601,589
Hyosung Chemical Corp.(c)	935	319,050
Hyosung Corp.	3,642	387,868
Hyosung Heavy Industries Corp.(c)	5,282	359,557
Hyosung TNC Corp.	1,114	860,983
Hyundai Construction Equipment Co. Ltd.(c)	8,579	421,398
Hyundai Department Store Co. Ltd.	6,876	478,227

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
South Korea-(continued)
Hyundai Electric & Energy System Co. Ltd.(c)	9,551	$195,545
Hyundai Elevator Co. Ltd.	4,411	207,080
Hyundai Greenfood Co. Ltd.	28,055	245,123
Hyundai Home Shopping Network Corp.	2,461	173,944
Hyundai Marine & Fire Insurance Co. Ltd.	32,442	731,902
Hyundai Mipo Dockyard Co. Ltd.(c)	5,926	432,246
Hyundai Rotem Co. Ltd.(c)	9,065	195,840
Innocean Worldwide, Inc.	2,580	137,720
Interpark Corp.	44,098	323,187
IS Dongseo Co. Ltd.	3,326	157,878
JB Financial Group Co. Ltd.	27,050	182,019
Kakao Corp.	5,600	715,671
Kangwon Land, Inc.(c)	25,863	582,353
KCC Corp.	2,224	686,390
KEPCO Plant Service & Engineering Co. Ltd.	8,075	299,412
KIWOOM Securities Co. Ltd.	1,627	166,908
Kolmar Korea Co. Ltd.	2,240	106,912
Kolon Industries, Inc.	10,855	763,460
Korea Aerospace Industries Ltd.	9,833	276,974
Korea Electric Terminal Co. Ltd.	1,748	143,609
Korea Line Corp.(c)	48,847	131,434
Korea Petrochemical Ind Co. Ltd.	691	152,888
Korea Real Estate Investment & Trust Co. Ltd.	60,898	116,475
Korean Reinsurance Co.	26,700	221,214
Kumho Petrochemical Co. Ltd.(a)	2,339	413,811
Kumho Tire Co., Inc.(c)	44,083	256,776
KUMHOE&C Co. Ltd.	17,268	187,655
LF Corp.	7,884	126,459
LG HelloVision Co. Ltd.	25,306	159,943
LIG Nex1 Co. Ltd.	3,430	127,628
LOTTE Chilsung Beverage Co. Ltd.	1,339	168,794
LOTTE Corp.	9,967	327,107
LOTTE Fine Chemical Co. Ltd.	5,116	322,460
LOTTE Himart Co. Ltd.(a)	8,322	257,564
LS Electric Co. Ltd.	4,408	248,710
LX Hausys Ltd.	4,305	373,892
LX International Corp.	23,020	618,403
Mando Corp.(c)	9,369	500,929
Meritz Financial Group, Inc.	10,209	222,774
Meritz Fire & Marine Insurance Co. Ltd.	27,262	604,374
Meritz Securities Co. Ltd.	118,371	505,283
NCSoft Corp.	707	506,471
Netmarble Corp.(b)	1,233	148,464
Nexen Tire Corp.	17,949	144,653
NH Investment & Securities Co. Ltd.	50,883	561,803
NHN Corp.(c)	2,680	179,870
NongShim Co. Ltd.	946	270,579
OCI Co. Ltd.(c)	4,494	445,395
Orion Corp.	2,464	251,702
Orion Holdings Corp.	10,207	149,079
Ottogi Corp.	275	128,863
Pan Ocean Co. Ltd.	53,430	350,703
Paradise Co. Ltd.(a)(c)	8,509	124,278
Partron Co. Ltd.	11,027	97,783
Poongsan Corp.	9,457	316,946
S&T Motiv Co. Ltd.	1,938	103,450
S-1 Corp.	3,817	267,464
Samsung Card Co. Ltd.	9,742	296,431
Samsung Engineering Co. Ltd.(c)	53,277	1,081,520
Samyang Corp.	2,129	117,902
Samyang Holdings Corp.	2,119	200,801
Seah Besteel Corp.	13,514	368,911
	Shares	Value
South Korea-(continued)
Sebang Global Battery Co. Ltd.	1,615	$122,713
Seoul Semiconductor Co. Ltd.	8,207	131,283
Seoyon Co. Ltd.	22,020	314,913
Seoyon E-Hwa Co. Ltd.	18,742	129,862
SFA Engineering Corp.	4,260	150,364
SK Chemicals Co. Ltd.	582	119,917
SK Discovery Co. Ltd.	4,567	193,758
SK Gas Ltd.	1,770	179,270
SK Materials Co. Ltd.	408	149,012
SK Networks Co. Ltd.	70,784	381,535
SKC Co. Ltd.	2,266	318,156
SL Corp.	5,306	152,226
SSANGYONG C&E Co. Ltd.	21,831	151,076
Sungwoo Hitech Co. Ltd.	42,611	243,386
WONIK IPS Co. Ltd.	2,616	105,413
Wooree Bio Co. Ltd.(c)	24,293	111,090
Youngone Corp.	8,614	298,429
Yuhan Corp.	4,094	219,248
		42,375,898
Spain-1.72%
Almirall S.A.	10,839	171,843
Applus Services S.A.	31,801	306,014
Atresmedia Corp. de Medios de Comunicacion S.A.(a)(c)	37,578	155,336
Befesa S.A.(b)	3,727	292,569
Cellnex Telecom S.A.(a)(b)	12,112	789,071
Cia de Distribucion Integral Logista Holdings S.A.	19,600	422,302
CIE Automotive S.A.	11,129	331,503
Construcciones y Auxiliar de Ferrocarriles S.A.	4,033	170,968
Duro Felguera S.A.(a)(c)	107,770	100,957
Ebro Foods S.A.(a)	12,586	255,209
EDP Renovaveis S.A.	12,118	284,517
Ence Energia y Celulosa S.A.(c)	36,515	112,752
Faes Farma S.A.	37,887	147,808
Fluidra S.A.	5,256	212,842
Gestamp Automocion S.A.(b)(c)	67,985	332,141
Grupo Catalana Occidente S.A.	5,223	195,403
Indra Sistemas S.A.(a)(c)	44,532	465,750
Mediaset Espana Comunicacion S.A.(c)	54,073	321,561
Melia Hotels International S.A.(c)	33,957	234,108
Prosegur Cia de Seguridad S.A.(a)	48,469	165,527
Sacyr S.A.(a)	190,392	462,371
Siemens Gamesa Renewable Energy S.A., Class R(a)(c)	16,031	446,725
Tecnicas Reunidas S.A.(a)(c)	21,358	180,450
Unicaja Banco S.A.(b)	408,785	375,914
Viscofan S.A.	5,529	383,871
Zardoya Otis S.A.	20,445	138,431
		7,455,943
Sweden-4.88%
AAK AB	18,795	448,462
AddTech AB, Class B	11,390	236,958
AFRY AB	13,878	473,240
Ambea AB(b)	12,669	93,132
Arjo AB, Class B	27,034	341,849
Atrium Ljungberg AB, Class B	9,343	228,903
Avanza Bank Holding AB	3,801	123,164
Axfood AB(a)	22,725	615,396
Beijer Ref AB	12,402	262,048
Betsson AB, Class B	31,369	252,655
Bilia AB, Class A	23,421	502,767

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Sweden-(continued)
Bonava AB, Class B	23,266	$249,179
Bravida Holding AB(b)	16,371	253,439
Bure Equity AB	4,200	226,790
Byggmax Group AB	17,508	148,238
Clas Ohlson AB, Class B(a)(c)	17,033	174,901
Cloetta AB, Class B	60,877	197,685
Dios Fastigheter AB	17,907	203,439
Dustin Group AB(a)(b)	14,391	167,174
Electrolux Professional AB, Class B(c)	30,302	225,396
Elekta AB, Class B	29,867	435,989
EQT AB	4,088	197,176
Evolution AB(b)	1,112	193,809
Fabege AB	41,917	727,108
Fastighets AB Balder, Class B(c)	11,012	761,258
Granges AB	19,715	260,756
Hexpol AB	40,152	546,927
Hufvudstaden AB, Class A	20,869	381,769
Indutrade AB	15,525	506,668
Intrum AB(a)	16,583	514,021
Investment AB Latour, Class B(a)	6,555	256,285
Inwido AB	9,914	183,898
JM AB	15,162	535,704
Kungsleden AB	34,943	471,912
L E Lundbergforetagen AB, Class B	9,447	674,590
Lifco AB, Class B	10,238	300,568
Lindab International AB	8,431	246,146
Loomis AB(a)	23,556	790,393
Mekonomen AB(c)	12,903	206,500
Modern Times Group MTG AB, Class B(a)(c)	9,915	140,818
Mycronic AB	5,138	150,842
NCC AB, Class A	822	14,760
NCC AB, Class B	19,881	353,528
Nibe Industrier AB, Class B	47,201	563,948
Nobia AB	30,079	246,635
Nolato AB, Class B	15,084	167,598
Nordic Entertainment Group AB, Class B(c)	6,149	328,886
Nyfosa AB	18,855	291,894
Pandox AB(c)	19,264	322,630
Peab AB, Class B	28,708	334,989
Ratos AB, Class B	37,738	267,768
Resurs Holding AB, Class A(b)	37,519	181,183
Saab AB, Class B	23,121	702,167
Sagax AB, Class B	8,687	305,314
Sagax AB, Class D	6,057	24,111
Samhallsbyggnadsbolaget i Norden AB, Class B	75,036	376,135
Samhallsbyggnadsbolaget i Norden AB, Class D	4,033	14,353
SAS AB(a)(c)	1,934,011	471,584
Scandic Hotels Group AB(a)(b)(c)	68,025	277,267
Sweco AB, Class B	18,490	295,914
Swedish Orphan Biovitrum AB, Class B(c)	19,652	384,173
Thule Group AB(b)	7,917	399,710
VNV Global AB(c)	10,368	125,441
Wallenstam AB, Class B	17,226	289,099
Wihlborgs Fastigheter AB	19,488	454,352
		21,101,391
Switzerland-3.03%
Allreal Holding AG	1,328	274,597
ALSO Holding AG	843	259,048
Aryzta AG(c)	461,280	614,836
Autoneum Holding AG(c)	657	126,137
Banque Cantonale Vaudoise	3,964	353,843
Belimo Holding AG	605	312,413
	Shares	Value
Switzerland-(continued)
BKW AG	2,916	$321,426
Bucher Industries AG	863	479,921
Burckhardt Compression Holding AG	293	114,930
Cembra Money Bank AG	4,844	503,214
Daetwyler Holding AG, BR	574	208,370
DKSH Holding AG	5,530	467,393
dormakaba Holding AG	623	430,663
Emmi AG	233	256,447
EMS-Chemie Holding AG	572	633,662
Flughafen Zurich AG(c)	3,280	526,943
Forbo Holding AG	112	239,497
Galenica AG(b)	9,106	691,264
Implenia AG(a)(c)	3,296	87,501
Inficon Holding AG	145	174,390
Komax Holding AG(a)(c)	500	146,861
Kongsberg Automotive ASA(a)(c)	622,517	195,178
Landis+Gyr Group AG	5,584	440,534
Mediclinic International PLC(c)	76,265	295,414
Mobimo Holding AG	487	167,116
OC Oerlikon Corp. AG	40,435	457,755
Schweiter Technologies AG, BR	70	109,522
SFS Group AG	2,089	311,402
Siegfried Holding AG	230	232,715
Stadler Rail AG	6,433	282,220
Straumann Holding AG, Class R	303	561,668
Sulzer AG(a)	4,757	697,042
Tecan Group AG, Class R	485	279,612
Temenos AG	2,005	318,570
u-blox Holding AG(c)	1,760	138,850
Valora Holding AG(c)	890	201,313
VAT Group AG(b)	1,264	495,949
Vontobel Holding AG, Class R	2,711	239,004
Wizz Air Holdings PLC(b)(c)	3,984	274,188
Zehnder Group AG	1,569	166,543
		13,087,951
Taiwan-0.01%
FIT Hon Teng Ltd.(b)(c)	284,439	60,759
Turkey-0.07%
Eldorado Gold Corp.(c)	32,443	303,028
Ukraine-0.10%
Ferrexpo PLC	64,803	433,195
United Arab Emirates-0.04%
Borr Drilling Ltd.(a)(c)	82,778	63,244
Network International Holdings PLC(b)(c)	23,677	112,189
		175,433
United Kingdom-8.83%
888 Holdings PLC	39,419	203,879
Aggreko PLC	27,712	334,820
Ascential PLC(c)	40,268	241,974
Ashmore Group PLC	54,302	287,047
Assura PLC	278,380	303,057
Aston Martin Lagonda Global Holdings PLC(b)(c)	5,381	146,038
Auto Trader Group PLC(a)(b)(c)	35,397	320,877
AVEVA Group PLC	4,361	238,167
Babcock International Group PLC(a)(c)	146,769	522,190
Balfour Beatty PLC	98,536	415,109
Beazley PLC(c)	111,790	609,897
Biffa PLC(b)(c)	35,338	175,648
Big Yellow Group PLC	18,926	382,076
Bodycote PLC	24,227	303,998

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Brewin Dolphin Holdings PLC	35,989	$179,634
Britvic PLC	48,226	653,412
Cairn Energy PLC	86,838	154,179
Capita PLC(c)	542,640	266,098
Capital & Counties Properties PLC(c)	152,860	362,787
Chemring Group PLC	28,778	123,035
Civitas Social Housing PLC(b)	77,183	127,057
Close Brothers Group PLC	19,591	420,288
Computacenter PLC	13,032	493,201
ConvaTec Group PLC(b)	205,278	676,132
Countryside Properties PLC(b)(c)	62,897	460,856
Cranswick PLC	8,188	461,060
Crest Nicholson Holdings PLC(c)	65,555	378,067
Dechra Pharmaceuticals PLC	4,370	301,969
Dialog Semiconductor PLC(c)	7,728	594,185
Diploma PLC	6,743	277,316
Dixons Carphone PLC(c)	249,511	448,205
Domino’s Pizza Group PLC	55,789	324,848
Drax Group PLC	64,063	358,952
Dunelm Group PLC	14,138	260,452
Electrocomponents PLC	39,612	560,108
Elementis PLC(c)	96,876	192,070
Firstgroup PLC(c)	196,769	226,796
Forterra PLC(b)	31,065	130,438
Frasers Group PLC(c)	24,657	206,891
Games Workshop Group PLC	1,530	241,867
Gamesys Group PLC	6,932	177,723
Genuit Group PLC	23,737	210,888
Genus PLC	2,839	217,688
Go-Ahead Group PLC (The)(c)	8,250	117,916
Grainger PLC	89,738	378,544
Great Portland Estates PLC	40,558	430,254
Greggs PLC(c)	11,979	458,846
Halfords Group PLC(c)	43,266	214,031
Halma PLC	19,081	766,431
Hammerson PLC(a)	1,398,586	719,669
Harbour Energy PLC(c)	26,150	118,962
Hargreaves Lansdown PLC(a)	24,675	560,060
Hays PLC(c)	189,398	389,728
HomeServe PLC	29,236	380,062
Ibstock PLC(b)	94,149	280,126
IG Group Holdings PLC	57,417	712,081
Inchcape PLC	53,673	634,680
Indivior PLC(c)	142,136	326,071
IP Group PLC	124,481	199,379
J D Wetherspoon PLC(c)	13,925	219,743
JD Sports Fashion PLC	33,590	418,916
John Laing Group PLC(b)	35,342	197,042
Jupiter Fund Management PLC	96,187	361,616
Just Eat Takeaway.com N.V.(b)(c)	1,607	142,548
Just Group PLC(c)	113,006	157,118
Lancashire Holdings Ltd.	33,898	300,926
LondonMetric Property PLC	97,883	338,596
Man Group PLC	254,293	699,865
Marshalls PLC	18,456	187,449
Marston’s PLC(c)	253,086	294,874
Metro Bank PLC(c)	74,186	99,019
Mitchells & Butlers PLC(c)	61,546	238,742
Moneysupermarket.com Group PLC	80,515	284,338
Ninety One PLC	39,370	124,584
Ocado Group PLC(a)(c)	9,246	238,464
OSB Group PLC	38,089	256,312
	Shares	Value
United Kingdom-(continued)
PageGroup PLC(c)	33,067	$282,745
Paragon Banking Group PLC	30,781	236,450
Petrofac Ltd.(a)(c)	121,609	174,659
Pets at Home Group PLC	77,929	507,072
Playtech PLC(c)	77,971	401,106
Premier Foods PLC	165,623	256,525
Primary Health Properties PLC	136,874	311,716
Provident Financial PLC(c)	43,965	173,233
PZ Cussons PLC	31,468	110,035
QinetiQ Group PLC	82,286	376,626
Reach PLC	50,391	269,385
Redde Northgate PLC	34,075	200,401
Redrow PLC	72,150	646,021
Renishaw PLC	2,232	158,577
Restaurant Group PLC (The)(c)	115,540	184,416
Rightmove PLC(a)	30,344	296,250
Rotork PLC	82,482	413,532
Safestore Holdings PLC	24,090	353,692
Saga PLC(a)(c)	61,007	301,624
Savills PLC	12,880	205,581
Senior PLC(c)	75,548	170,162
Serco Group PLC	221,425	435,312
Shaftesbury PLC	40,972	336,666
Softcat PLC	8,263	222,072
Spirax-Sarco Engineering PLC	4,122	860,227
Spirent Communications PLC	56,224	199,493
SSP Group PLC(c)	130,402	473,567
Stagecoach Group PLC(c)	85,954	89,211
Superdry PLC(c)	40,869	212,515
Synthomer PLC	50,275	370,120
THG PLC(c)	15,498	126,162
TP ICAP Group PLC	93,930	255,497
Trainline PLC(b)(c)	18,928	89,055
Tritax Big Box REIT PLC	203,910	597,064
Ultra Electronics Holdings PLC	12,003	529,022
UNITE Group PLC (The)	38,796	624,356
Vesuvius PLC	19,204	142,313
Victrex PLC	13,235	487,634
Watches of Switzerland Group PLC(b)(c)	17,164	240,072
WH Smith PLC(c)	18,512	418,245
Workspace Group PLC	18,934	227,315
		38,183,697
United States-0.66%
Avast PLC(b)	33,950	273,774
Diversified Energy Co. PLC(b)	85,714	125,608
JS Global Lifestyle Co. Ltd.(b)	69,500	175,467
Primo Water Corp.	33,501	552,558
Reliance Worldwide Corp. Ltd.	82,401	334,946
RHI Magnesita N.V.	4,352	228,962
Samsonite International S.A.(b)(c)	289,800	538,490
Sims Ltd.	51,314	619,335
		2,849,140
Total Common Stocks & Other Equity Interests (Cost $360,853,868)		431,441,690

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $369,393)	369,393	$369,393
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $361,223,261)		431,811,083
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.97%
Invesco Private Government Fund, 0.02%(f)(g)(h)	11,651,430	11,651,430
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(f)(g)(h)	27,148,533	$27,159,393
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,810,823)		38,810,823
TOTAL INVESTMENTS IN SECURITIES-108.83% (Cost $400,034,084)		470,621,906
OTHER ASSETS LESS LIABILITIES-(8.83)%		(38,170,424)
NET ASSETS-100.00%		$432,451,482

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2021.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $21,944,500, which represented 5.07% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Invesco Office J-Reit, Inc.	$-	$107,935	$-	$30,120	$-	$138,055	$2,568
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	8,881,861	(8,512,468)	-	-	369,393	44
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,949,871	39,910,750	(34,209,191)	-	-	11,651,430	1,442*
Invesco Private Prime Fund	9,237,533	64,752,726	(46,832,437)	(319)	1,890	27,159,393	16,598*
Total	$15,187,404	$113,653,272	$(89,554,096)	$29,801	$1,890	$39,318,271	$20,652

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Emerging Markets ETF (PXH)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.44%
Brazil-16.53%
Ambev S.A.	2,189,944	$7,079,845
B3 S.A. - Brasil, Bolsa, Balcao	1,059,155	3,138,100
Banco Bradesco S.A.	1,445,942	5,801,073
Banco Bradesco S.A., Preference Shares	4,953,579	23,338,247
Banco BTG Pactual S.A.	225,800	1,283,618
Banco do Brasil S.A.	1,808,458	11,113,350
Banco Santander Brasil S.A.	379,400	2,988,261
Braskem S.A., Class A, Preference Shares(a)	292,409	3,280,803
BRF S.A.(a)	661,100	3,290,665
CCR S.A.	1,000,900	2,527,967
Centrais Eletricas Brasileiras S.A.	421,650	3,297,277
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	280,100	2,206,690
Cia Brasileira de Distribuicao	136,579	823,385
Cia de Saneamento Basico do Estado de Sao Paulo	300,592	2,070,873
Cia Energetica de Minas Gerais	234,943	670,992
Cia Energetica de Minas Gerais, Preference Shares	1,241,891	2,880,880
Cia Paranaense de Energia	208,000	231,960
Cia Paranaense de Energia, Class B, Preference Shares	994,980	1,183,050
Cia Siderurgica Nacional S.A.	229,082	2,080,702
Cielo S.A.	2,979,322	1,956,463
Cogna Educacao(a)	3,212,700	2,272,003
Cosan S.A.	747,365	3,709,890
Embraer S.A.(a)	868,867	3,138,124
Energisa S.A.	134,000	1,112,957
Equatorial Energia S.A.	401,900	1,889,604
Gerdau S.A., Preference Shares	671,792	4,019,971
IRB Brasil Resseguros S.A.	2,013,600	2,222,076
Itau Unibanco Holding S.A.	527,400	2,814,726
Itau Unibanco Holding S.A., Preference Shares	5,710,775	33,618,248
Itausa S.A., Preference Shares	1,591,600	3,454,017
Lojas Americanas S.A.	56,010	71,820
Lojas Americanas S.A., Preference Shares	178,220	245,494
Lojas Renner S.A.	214,846	1,723,910
Marfrig Global Foods S.A.	472,500	1,800,184
Metalurgica Gerdau S.A., Preference Shares	1,073,100	2,970,930
Petrobras Distribuidora S.A.	896,219	4,932,852
Petroleo Brasileiro S.A.	4,267,662	22,801,326
Petroleo Brasileiro S.A., Preference Shares	5,163,147	26,993,897
Raia Drogasil S.A.	245,100	1,201,905
Rumo S.A.(a)	353,800	1,420,122
Sul America S.A.	206,655	1,201,683
Suzano S.A.(a)	132,668	1,393,670
Telefonica Brasil S.A.	430,743	3,448,722
TIM S.A.	607,066	1,335,118
Ultrapar Participacoes S.A.	828,292	2,845,137
Vale S.A.	1,115,138	23,563,251
		237,445,838
Canada-0.07%
Canadian Solar, Inc.(a)	24,862	1,000,695
Chile-0.49%
Banco de Chile	11,106,557	1,017,124
	Shares	Value
Chile-(continued)
Banco Santander Chile	32,141,615	$1,586,095
Cencosud S.A.	578,019	1,048,326
Enel Americas S.A.	10,296,643	1,430,983
Falabella S.A.	274,607	1,067,440
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	18,388	878,319
		7,028,287
China-29.35%
Agricultural Bank of China Ltd., A Shares	9,342,400	4,239,771
Agricultural Bank of China Ltd., H Shares	29,669,842	9,888,420
Air China Ltd., A Shares(a)	275,100	280,371
Air China Ltd., H Shares(a)	1,157,752	738,940
Alibaba Group Holding Ltd.(a)	1,110,600	27,010,423
Aluminum Corp. of China Ltd., A Shares(a)	891,500	824,351
Aluminum Corp. of China Ltd., H Shares(a)	3,167,353	1,931,909
Anhui Conch Cement Co. Ltd., A Shares	101,800	558,171
Anhui Conch Cement Co. Ltd., H Shares	412,657	1,972,695
ANTA Sports Products Ltd.	69,241	1,508,454
Baidu, Inc., ADR(a)	32,813	5,381,660
Bank of Beijing Co. Ltd., A Shares	1,589,700	1,056,304
Bank of China Ltd., A Shares	2,763,000	1,279,583
Bank of China Ltd., H Shares	39,352,145	13,672,379
Bank of Communications Co. Ltd., A Shares	3,831,193	2,539,768
Bank of Communications Co. Ltd., H Shares	9,979,483	5,778,731
Baoshan Iron & Steel Co. Ltd., A Shares	1,021,300	1,252,838
Brilliance China Automotive Holdings Ltd.(b)	1,102,000	776,386
BYD Co. Ltd., A Shares	8,600	352,602
BYD Co. Ltd., H Shares	53,465	1,644,294
CGN Power Co. Ltd., A Shares	242,700	95,482
CGN Power Co. Ltd., H Shares(c)	4,968,000	1,073,996
China CITIC Bank Corp. Ltd., A Shares	621,601	437,103
China CITIC Bank Corp. Ltd., H Shares	8,275,883	3,706,001
China Conch Venture Holdings Ltd.	321,361	1,172,352
China Construction Bank Corp., A Shares	389,000	347,047
China Construction Bank Corp., H Shares	54,898,624	38,288,880
China Everbright Bank Co. Ltd., A Shares	2,778,400	1,420,120
China Everbright Bank Co. Ltd., H Shares	3,067,116	1,045,895
China Evergrande Group(d)	1,643,399	1,112,348
China Gas Holdings Ltd.	560,669	1,731,529
China Hongqiao Group Ltd.	1,312,000	1,738,934
China Jinmao Holdings Group Ltd.	3,265,596	911,872
China Life Insurance Co. Ltd.	1,507,000	1,417,275
China Life Insurance Co. Ltd., A Shares	116,600	505,677
China Life Insurance Co. Ltd., H Shares	2,276,752	3,802,790
China Longyuan Power Group Corp. Ltd., H Shares	1,179,461	2,203,749
China Mengniu Dairy Co. Ltd.(a)	385,000	2,088,191
China Merchants Bank Co. Ltd., A Shares	456,800	3,289,996
China Merchants Bank Co. Ltd., H Shares	1,184,718	9,025,029
China Merchants Port Holdings Co. Ltd.	802,072	1,116,741
China Minsheng Banking Corp. Ltd., A Shares	3,479,945	2,145,220
China Minsheng Banking Corp. Ltd., H Shares	8,691,123	3,534,068
China National Building Material Co. Ltd., H Shares	3,182,267	3,439,757
China Overseas Land & Investment Ltd.	3,745,683	7,856,526
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
China-(continued)
China Pacific Insurance (Group) Co. Ltd., A Shares	190,300	$766,942
China Pacific Insurance (Group) Co. Ltd., H Shares	1,007,986	2,840,603
China Petroleum & Chemical Corp., A Shares	2,295,700	1,418,745
China Petroleum & Chemical Corp., H Shares	24,421,604	11,187,579
China Railway Group Ltd., A Shares	2,085,200	1,702,059
China Railway Group Ltd., H Shares	5,412,066	2,507,134
China Resources Cement Holdings Ltd.	1,044,000	861,133
China Resources Gas Group Ltd.	246,000	1,516,291
China Resources Land Ltd.	1,284,685	4,298,153
China Shenhua Energy Co. Ltd., A Shares	422,800	1,113,269
China Shenhua Energy Co. Ltd., H Shares	2,943,120	5,567,205
China Southern Airlines Co. Ltd., A Shares(a)	539,801	447,305
China Southern Airlines Co. Ltd., H Shares(a)(d)	983,952	517,856
China State Construction Engineering Corp. Ltd., A Shares	4,552,737	3,145,022
China State Construction International Holdings Ltd.	1,624,000	1,011,447
China Taiping Insurance Holdings Co. Ltd.	1,430,792	2,010,532
China Tower Corp. Ltd., H Shares(c)	19,528,066	2,588,263
China Vanke Co. Ltd., A Shares	389,700	1,247,030
China Vanke Co. Ltd., H Shares	1,053,492	2,745,163
Chongqing Rural Commercial Bank Co. Ltd., A Shares	370,200	216,743
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,503,000	934,051
CITIC Ltd.	2,467,011	2,666,627
CITIC Securities Co. Ltd., A Shares	188,200	658,494
CITIC Securities Co. Ltd., H Shares	546,073	1,215,650
COSCO SHIPPING Holdings Co. Ltd., A Shares(a)	227,080	621,135
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)(d)	764,950	1,151,677
Country Garden Holdings Co. Ltd.	2,849,548	2,786,772
CSPC Pharmaceutical Group Ltd.	1,338,470	1,805,019
Dongfeng Motor Group Co. Ltd., H Shares	2,881,424	2,550,983
ENN Energy Holdings Ltd.	153,124	3,201,906
Fosun International Ltd.	895,670	1,184,822
Geely Automobile Holdings Ltd.	908,080	3,032,309
GF Securities Co. Ltd., A Shares	170,900	407,907
GF Securities Co. Ltd., H Shares	633,185	899,522
GOME Retail Holdings Ltd.(a)	4,493,000	491,436
Great Wall Motor Co. Ltd., A Shares	37,300	350,740
Great Wall Motor Co. Ltd., H Shares	451,380	2,169,426
Guangdong Investment Ltd.	1,064,499	1,490,342
Guangzhou Automobile Group Co. Ltd., A Shares	90,300	195,529
Guangzhou Automobile Group Co. Ltd., H Shares	1,213,502	1,049,353
Guotai Junan Securities Co. Ltd., A Shares	223,100	560,834
Guotai Junan Securities Co. Ltd., H Shares(c)	326,200	410,101
Haier Smart Home Co. Ltd., A Shares(a)	77,900	301,402
Haier Smart Home Co. Ltd., H Shares	315,000	1,078,212
Haitong Securities Co. Ltd., A Shares	283,500	484,773
Haitong Securities Co. Ltd., H Shares	1,366,821	1,125,650
	Shares	Value
China-(continued)
Hengan International Group Co. Ltd.	307,588	$1,826,640
Huaneng Power International, Inc., A Shares	815,700	483,889
Huaneng Power International, Inc., H Shares	7,052,542	2,395,860
Huatai Securities Co. Ltd., A Shares	197,300	441,276
Huatai Securities Co. Ltd., H Shares(c)	621,645	823,932
Huaxia Bank Co. Ltd., A Shares	1,273,600	1,081,010
Industrial & Commercial Bank of China Ltd., A Shares	4,316,512	3,068,753
Industrial & Commercial Bank of China Ltd., H Shares	64,137,615	35,654,017
Industrial Bank Co. Ltd., A Shares	847,100	2,318,396
JD.com, Inc., ADR(a)	91,824	6,508,485
Jiangxi Copper Co. Ltd., A Shares	85,500	341,931
Jiangxi Copper Co. Ltd., H Shares	645,490	1,353,908
JOYY, Inc., ADR	11,874	634,665
Kunlun Energy Co. Ltd.	2,331,803	2,016,383
Kweichow Moutai Co. Ltd., A Shares	4,100	1,066,224
Longfor Group Holdings Ltd.(c)	687,635	3,207,583
Meituan, B Shares(a)(c)	59,885	1,656,794
Metallurgical Corp. of China Ltd., A Shares	1,143,000	662,116
Metallurgical Corp. of China Ltd., H Shares	2,529,531	771,437
NetEase, Inc., ADR	34,791	3,555,988
New China Life Insurance Co. Ltd., A Shares	66,300	415,588
New China Life Insurance Co. Ltd., H Shares	391,976	1,071,841
New Oriental Education & Technology Group, Inc., ADR(a)	65,356	141,823
People’s Insurance Co. Group of China Ltd. (The), H Shares	4,977,062	1,543,484
PetroChina Co. Ltd., H Shares	23,930,411	9,977,163
PICC Property & Casualty Co. Ltd., H Shares	4,299,835	3,474,748
Ping An Bank Co. Ltd., A Shares	527,000	1,443,959
Ping An Insurance (Group) Co. of China Ltd., A Shares	284,000	2,360,838
Ping An Insurance (Group) Co. of China Ltd., H Shares	2,268,547	19,894,158
Poly Developments and Holdings Group Co. Ltd., A Shares(a)	528,700	819,709
Postal Savings Bank of China Co. Ltd., H Shares(c)	5,602,836	3,619,291
SAIC Motor Corp. Ltd., A Shares	724,456	2,057,916
Seazen Group Ltd.	1,366,000	1,017,750
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	118,500	349,280
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	759,543	1,618,544
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,982,752	2,773,144
Shenzhou International Group Holdings Ltd.	71,557	1,580,088
Shimao Group Holdings Ltd.	683,185	1,346,818
Sino Biopharmaceutical Ltd.	1,406,892	1,194,859
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	434,000	216,452
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	3,657,150	762,377

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
China-(continued)
Sinopharm Group Co. Ltd., H Shares	1,223,376	$3,211,456
Sunac China Holdings Ltd.(a)	1,236,697	3,206,641
Sunny Optical Technology Group Co. Ltd.	38,700	1,171,279
Tencent Holdings Ltd.	250,974	15,469,496
Trip.com Group Ltd., ADR(a)	107,376	2,784,260
Vipshop Holdings Ltd., ADR(a)	65,145	1,083,361
Weichai Power Co. Ltd., A Shares	124,400	329,868
Weichai Power Co. Ltd., H Shares	623,746	1,364,485
Yangzijiang Shipbuilding Holdings Ltd.	1,568,733	1,587,153
Yanzhou Coal Mining Co. Ltd., A Shares	103,500	301,380
Yanzhou Coal Mining Co. Ltd., H Shares	2,135,969	3,171,850
Zhongsheng Group Holdings Ltd.	168,500	1,548,139
Zijin Mining Group Co. Ltd., A Shares	168,200	267,034
Zijin Mining Group Co. Ltd., H Shares	628,072	890,642
ZTO Express Cayman, Inc., ADR	38,781	1,049,414
		421,713,349
Hong Kong-0.06%
Nine Dragons Paper Holdings Ltd.	708,571	892,643
India-10.59%
Axis Bank Ltd.(a)	499,471	4,758,113
Bank of Baroda(a)	906,168	977,831
Bharat Petroleum Corp. Ltd.	809,717	4,847,530
Bharti Airtel Ltd.	374,549	2,826,923
Coal India Ltd.	1,572,747	3,028,618
GAIL (India) Ltd.	864,778	1,621,713
Grasim Industries Ltd.	152,324	3,175,540
HCL Technologies Ltd.	199,987	2,754,508
Hero MotoCorp Ltd.	36,990	1,373,573
Hindalco Industries Ltd.	758,102	4,531,395
Hindustan Petroleum Corp. Ltd.	715,168	2,509,791
Hindustan Unilever Ltd.	66,534	2,086,189
Housing Development Finance Corp. Ltd.	264,573	8,679,196
ICICI Bank Ltd.	280,211	2,569,966
Indiabulls Housing Finance Ltd.	627,068	2,321,116
Indian Oil Corp. Ltd.	2,631,858	3,648,138
Infosys Ltd.	582,098	12,597,848
ITC Ltd.	912,128	2,512,136
Jindal Steel & Power Ltd.(a)	283,355	1,644,004
JSW Steel Ltd.	358,587	3,551,175
Larsen & Toubro Ltd.	149,429	3,215,791
Mahindra & Mahindra Ltd.	263,698	2,633,259
Maruti Suzuki India Ltd.	25,548	2,395,569
NTPC Ltd.	2,761,773	4,386,771
Oil & Natural Gas Corp. Ltd.	2,860,328	4,431,846
Power Grid Corp. of India Ltd.	1,114,340	2,562,915
REC Ltd.	672,646	1,365,811
Reliance Industries Ltd.	619,353	16,939,719
Reliance Industries Ltd., Rts., expiring 11/29/2021	30,758	582,941
Shriram Transport Finance Co. Ltd.	68,669	1,282,763
State Bank of India	914,177	5,304,598
Sun Pharmaceutical Industries Ltd.	185,672	1,931,074
Tata Consultancy Services Ltd.	137,904	5,869,838
Tata Motors Ltd.(a)	1,292,608	5,105,988
Tata Motors Ltd., Class A(a)	356,224	668,982
Tata Power Co. Ltd. (The)	989,973	1,662,926
Tata Steel Ltd.	416,719	8,031,984
Tech Mahindra Ltd.	115,961	1,884,843
UltraTech Cement Ltd.	14,022	1,435,684
UPL Ltd.	174,087	1,891,528
Vedanta Ltd.	1,207,625	4,898,496
	Shares	Value
India-(continued)
Wipro Ltd.	200,822	$1,584,528
Yes Bank Ltd.(a)	409,658	70,189
		152,153,346
Indonesia-1.41%
PT Adaro Energy Tbk	14,225,069	1,313,083
PT Astra International Tbk	5,749,243	1,876,331
PT Bank Central Asia Tbk	1,370,047	2,827,720
PT Bank Mandiri (Persero) Tbk	6,304,458	2,484,730
PT Bank Negara Indonesia (Persero) Tbk	4,907,030	1,621,822
PT Bank Rakyat Indonesia (Persero) Tbk	15,801,314	4,053,440
PT Indah Kiat Pulp & Paper Corp. Tbk	1,068,915	502,584
PT Perusahaan Gas Negara Tbk(a)	11,096,078	748,050
PT Telkom Indonesia (Persero) Tbk	21,408,275	4,796,046
		20,223,806
Malaysia-0.56%
CIMB Group Holdings Bhd.	1,522,100	1,605,058
Genting Bhd.	963,500	1,075,376
Malayan Banking Bhd.	618,300	1,173,598
Public Bank Bhd.	3,066,900	2,892,479
Tenaga Nasional Bhd.	552,600	1,262,337
		8,008,848
Mexico-2.99%
America Movil S.A.B. de C.V., Series L	10,489,314	8,809,978
Cemex S.A.B. de C.V., Series CPO(a)(e)	10,521,696	8,604,061
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	883,337	7,725,168
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	110,597	1,275,072
Grupo Financiero Banorte S.A.B. de C.V., Class O	772,473	5,019,645
Grupo Mexico S.A.B. de C.V., Class B	670,385	3,078,920
Grupo Televisa S.A.B., Series CPO(d)(g)	847,413	2,300,788
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,871,180	6,182,776
		42,996,408
Romania-0.09%
NEPI Rockcastle PLC	188,246	1,275,241
Russia-10.17%
Aeroflot PJSC(a)	1,622,709	1,496,968
Alrosa PJSC	1,903,736	3,372,938
Gazprom PJSC	9,388,476	36,548,599
Inter RAO UES PJSC	28,009,817	1,665,698
Lukoil PJSC	254,695	21,869,853
Magnit PJSC	54,162	3,964,329
MMC Norilsk Nickel PJSC	19,640	6,787,584
Mobile TeleSystems PJSC	903,851	3,890,426
Moscow Exchange MICEX-RTS PJSC	530,282	1,255,093
Novatek PJSC	291,206	6,497,064
Novolipetsk Steel PJSC	766,054	2,706,758
Rosneft Oil Co. PJSC	1,026,846	7,619,769
Sberbank of Russia PJSC	7,764,226	32,512,922
Severstal PAO	141,754	3,464,195
Sistema PJSFC	3,282,823	1,323,933
Surgutneftegas PJSC	3,365,026	1,495,094
Surgutneftegas PJSC, Preference Shares	3,664,467	1,911,933
Tatneft PJSC	737,868	4,924,624
Tatneft PJSC, Preference Shares	71,353	445,590
VTB Bank PJSC	3,620,441,920	2,410,389
		146,163,759

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Saudi Arabia-2.17%
Al Rajhi Bank	281,594	$8,334,293
Alinma Bank	375,494	2,172,627
Etihad Etisalat Co.	201,821	1,730,094
Saudi Arabian Oil Co.(c)	325,857	3,027,975
Saudi Basic Industries Corp.	154,301	4,978,248
Saudi Electricity Co.	429,293	2,964,667
Saudi Kayan Petrochemical Co.(a)	368,505	1,902,266
Saudi National Bank (The)	263,507	3,864,357
Saudi Telecom Co.	63,067	2,253,354
		31,227,881
South Africa-3.66%
Absa Group Ltd.(a)	290,237	2,706,795
Aspen Pharmacare Holdings Ltd.(a)	128,910	1,591,201
Bid Corp. Ltd.(a)	84,761	1,863,337
Bidvest Group Ltd. (The)	114,123	1,559,632
Capitec Bank Holdings Ltd.	15,291	1,700,394
Discovery Ltd.(a)	137,179	1,102,777
FirstRand Ltd.	1,416,422	5,263,382
Gold Fields Ltd.	281,372	2,757,027
Impala Platinum Holdings Ltd.	82,028	1,480,387
Mr Price Group Ltd.	99,534	1,483,272
MTN Group Ltd.(a)	504,802	3,637,439
MultiChoice Group	147,524	1,225,875
Naspers Ltd., Class N	31,733	6,121,543
Nedbank Group Ltd.(a)	171,198	1,981,292
Old Mutual Ltd.	1,620,497	1,431,211
Sanlam Ltd.	603,054	2,386,039
Sasol Ltd.(a)	322,161	4,826,882
Shoprite Holdings Ltd.	175,816	1,927,771
Sibanye Stillwater Ltd.	403,716	1,760,440
Standard Bank Group Ltd.	360,436	3,044,133
Vodacom Group Ltd.	152,872	1,365,202
Woolworths Holdings Ltd.(a)	347,549	1,325,931
		52,541,962
Taiwan-15.08%
Acer, Inc.	2,046,000	1,990,030
ASE Technology Holding Co. Ltd.	1,373,362	6,015,979
Asustek Computer, Inc.	377,641	4,739,925
AU Optronics Corp.	7,887,519	5,824,326
Catcher Technology Co. Ltd.	416,000	2,752,011
Cathay Financial Holding Co. Ltd.	2,306,339	4,478,248
Chailease Holding Co. Ltd.	300,418	2,486,922
China Development Financial Holding Corp.	5,243,000	2,643,529
China Steel Corp.(a)	3,798,653	4,937,638
Chunghwa Telecom Co. Ltd.	987,599	4,061,287
Compal Electronics, Inc.	2,112,000	1,631,296
CTBC Financial Holding Co. Ltd.	2,828,838	2,311,423
Delta Electronics, Inc.	398,506	4,089,799
E.Sun Financial Holding Co. Ltd.	2,381,318	2,256,568
Eva Airways Corp.	2,152,000	1,404,398
First Financial Holding Co. Ltd.	1,569,192	1,276,564
Formosa Chemicals & Fibre Corp.	669,920	1,969,155
Formosa Petrochemical Corp.	382,000	1,329,111
Formosa Plastics Corp.	936,280	3,341,346
Foxconn Technology Co. Ltd.	764,000	1,682,904
Fubon Financial Holding Co. Ltd.	2,208,582	5,923,249
Hon Hai Precision Industry Co. Ltd.	10,704,064	42,104,310
Innolux Corp.	7,793,746	5,183,754
Largan Precision Co. Ltd.	21,000	2,200,250
Lite-On Technology Corp.	763,313	1,749,629
	Shares	Value
Taiwan-(continued)
MediaTek, Inc.	184,091	$5,990,446
Mega Financial Holding Co. Ltd.	2,034,080	2,407,583
Micro-Star International Co. Ltd.	238,000	1,259,574
Nan Ya Plastics Corp.	703,940	2,189,980
Novatek Microelectronics Corp.	78,000	1,425,282
Pegatron Corp.	1,995,260	4,801,752
Powertech Technology, Inc.	416,200	1,644,559
President Chain Store Corp.	138,000	1,384,195
Quanta Computer, Inc.	847,000	2,341,252
Shin Kong Financial Holding Co. Ltd.	4,616,998	1,513,959
Shin Kong Financial Holding Co. Ltd., Rts., expiring 08/13/2021(a)	257,764	8,941
Taiwan Cement Corp.	1,759,821	3,310,087
Taiwan Mobile Co. Ltd.	355,400	1,321,709
Taiwan Semiconductor Manufacturing Co. Ltd.	2,498,000	51,809,047
Uni-President Enterprises Corp.	1,034,941	2,709,018
United Microelectronics Corp.	2,443,491	5,050,376
Walsin Technology Corp.	111,000	793,849
Winbond Electronics Corp.	963,000	1,177,708
Wistron Corp.	1,547,875	1,535,975
Yageo Corp.	88,000	1,762,203
Yuanta Financial Holding Co. Ltd.	2,969,257	2,696,911
Zhen Ding Technology Holding Ltd.	315,000	1,177,096
		216,695,153
Tanzania-0.20%
AngloGold Ashanti Ltd.	141,786	2,841,972
Thailand-3.91%
Advanced Info Service PCL, NVDR	487,606	2,662,973
Airports of Thailand PCL, NVDR	579,497	996,169
Bangchak Corp. PCL, NVDR	1,335,552	938,655
Bangkok Bank PCL, Foreign Shares	290,142	896,004
Bangkok Bank PCL, NVDR	241,779	754,008
Bangkok Dusit Medical Services PCL, NVDR	1,946,369	1,332,420
Banpu PCL, NVDR	4,216,350	1,706,167
Charoen Pokphand Foods PCL, NVDR	2,701,265	2,136,849
CP ALL PCL, NVDR	1,690,923	3,035,353
Indorama Ventures PCL, NVDR	1,019,775	1,124,723
IRPC PCL, NVDR	12,460,070	1,334,432
Kasikornbank PCL, Foreign Shares	426,418	1,329,820
Kasikornbank PCL, NVDR	218,451	684,581
Krung Thai Bank PCL, NVDR	7,613,244	2,339,507
Land & Houses PCL, NVDR	4,182,873	992,665
Minor International PCL, NVDR(a)	1,230,532	1,113,815
PTT Exploration & Production PCL, NVDR	786,350	2,464,259
PTT Global Chemical PCL, NVDR	1,652,357	2,853,009
PTT PCL, NVDR	12,064,557	12,755,560
Siam Cement PCL (The), NVDR	537,341	6,768,363
Siam Commercial Bank PCL (The), NVDR	1,921,912	5,467,370
Thai Oil PCL, NVDR	1,101,455	1,474,527
TMBThanachart Bank PCL, NVDR	34,748,167	1,025,503
		56,186,732
Turkey-1.62%
Akbank T.A.S.	3,745,081	2,339,008
BIM Birlesik Magazalar A.S.	154,694	1,164,521
Eregli Demir ve Celik Fabrikalari TAS	1,042,406	2,475,436
Haci Omer Sabanci Holding A.S.	1,420,439	1,598,879
Is Yatirim Menkul Degerler A.S.	384,010	620,562
KOC Holding A.S.	894,520	2,183,725
Turk Hava Yollari AO(a)	1,548,269	2,340,236

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Turkey-(continued)
Turkcell Iletisim Hizmetleri A.S.	1,067,572	$1,949,568
Turkiye Garanti Bankasi A.S.	2,745,584	2,777,532
Turkiye Halk Bankasi A.S.(a)	1,390,869	758,025
Turkiye Is Bankasi A.S., Class C	2,785,654	1,743,101
Turkiye Petrol Rafinerileri A.S.(a)	226,712	2,525,004
Yapi ve Kredi Bankasi A.S.	3,033,786	860,930
		23,336,527
United States-0.49%
JBS S.A.	1,135,040	7,067,675
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.44% (Cost $1,293,000,749)		1,428,800,122
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.14%
Invesco Private Government Fund, 0.02%(h)(i)(j)	599,913	$599,913
Invesco Private Prime Fund, 0.12%(h)(i)(j)	1,399,238	1,399,798
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,999,711)		1,999,711
TOTAL INVESTMENTS IN SECURITIES-99.58% (Cost $1,295,000,460)		1,430,799,833
OTHER ASSETS LESS LIABILITIES-0.42%		5,993,243
NET ASSETS-100.00%		$1,436,793,076

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $16,407,935, which represented 1.14% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at July 31, 2021.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,309,256	$156,810,106	$(158,119,362)	$-	$-	$-	$646
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	740,440	16,599,031	(16,739,558)	-	-	599,913	226*
Invesco Private Prime Fund	1,110,660	23,567,883	(23,279,138)	-	393	1,399,798	2,361*
Total	$3,160,356	$196,977,020	$(198,138,058)	$-	$393	$1,999,711	$3,233

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Austria-0.80%
Verbund AG	35,961	$3,319,725
Canada-7.91%
Ballard Power Systems, Inc.(a)	192,713	3,118,358
Boralex, Inc., Class A	105,281	3,311,879
Canadian Solar, Inc.(a)(b)	85,776	3,452,484
Greenlane Renewables, Inc.(a)(b)	2,647,239	3,477,768
GreenPower Motor Co., Inc.(a)	186,952	3,198,749
Innergex Renewable Energy, Inc.	188,031	3,276,064
Lion Electric Co. (The)(a)(b)	183,467	2,825,392
Lithium Americas Corp.(a)(b)	243,697	3,560,413
TransAlta Renewables, Inc.(b)	197,631	3,478,154
Xebec Adsorption, Inc.(a)	949,018	3,071,280
		32,770,541
Chile-0.81%
Sociedad Quimica y Minera de Chile S.A., ADR	70,592	3,353,120
China-9.83%
BYD Co. Ltd., H Shares	113,427	3,488,400
Daqo New Energy Corp., ADR(a)	50,788	3,009,189
Flat Glass Group Co. Ltd., H Shares(b)	990,228	4,415,200
Ganfeng Lithium Co. Ltd., H Shares(c)	231,620	4,968,480
JinkoSolar Holding Co. Ltd., ADR(a)(b)	81,216	4,376,730
NIO, Inc., ADR(a)	72,453	3,237,200
ReneSola Ltd., ADR(a)	390,479	2,924,688
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	1,965,255	3,682,071
Xinyi Energy Holdings Ltd.	6,081,292	3,889,235
Xinyi Solar Holdings Ltd.	1,703,213	3,419,050
XPeng, Inc., ADR(a)	81,473	3,302,101
		40,712,344
Denmark-3.08%
Everfuel A/S(a)(b)	331,758	2,547,839
Novozymes A/S, Class B	44,640	3,506,214
Orsted A/S(c)	23,235	3,449,932
Vestas Wind Systems A/S	88,723	3,270,060
		12,774,045
Finland-0.82%
Caverion OYJ	393,961	3,417,270
France-2.99%
Hydrogen Refueling Solutions(a)(b)	95,925	3,628,559
McPhy Energy S.A.(a)(b)	99,788	2,016,321
Neoen S.A.(a)(b)(c)	79,086	3,434,232
Voltalia S.A.(a)(b)	122,438	3,295,747
		12,374,859
Germany-6.32%
2G Energy AG	30,613	3,049,277
CropEnergies AG	249,468	2,937,486
Encavis AG(b)	176,093	3,221,957
Nordex SE(a)(b)	206,087	3,963,813
PNE AG	365,661	3,056,888
SFC Energy AG, Class BR(a)	101,781	3,337,133
SMA Solar Technology AG(b)	62,795	3,288,258
VERBIO Vereinigte BioEnergie AG	61,244	3,320,332
		26,175,144
India-0.93%
Azure Power Global Ltd.(a)(b)	148,763	3,875,276
Ireland-0.92%
Kingspan Group PLC	34,944	3,799,738
	Shares	Value
Israel-1.74%
Enlight Renewable Energy Ltd.(a)(b)	1,604,003	$3,587,097
Gencell Ltd.(a)(b)	873,434	3,616,412
		7,203,509
Italy-2.42%
Falck Renewables S.p.A.(b)	495,752	3,403,727
Prysmian S.p.A.	93,138	3,337,591
Terna Rete Elettrica Nazionale S.p.A.	415,907	3,306,298
		10,047,616
Japan-2.91%
GS Yuasa Corp.(b)	122,567	3,121,410
RENOVA, Inc.(a)	97,463	4,378,065
West Holdings Corp.(b)	101,713	4,555,074
		12,054,549
Jersey-0.75%
Invinity Energy Systems PLC(a)(b)	1,680,994	3,096,752
Netherlands-2.49%
Alfen Beheer B.V.(a)(c)	37,579	3,787,703
Koninklijke DSM N.V.	17,920	3,611,361
Signify N.V.	51,988	2,909,141
		10,308,205
New Zealand-1.57%
Mercury NZ Ltd.	719,794	3,320,734
Meridian Energy Ltd.	869,407	3,167,511
		6,488,245
Norway-3.39%
Aker Offshore Wind A/S(a)(b)	4,277,034	2,422,483
Hexagon Purus ASA(a)	847,469	3,165,473
Hydrogenpro A/S(a)	1,223,774	2,888,073
NEL ASA(a)(b)	1,544,540	2,951,896
Scatec ASA(c)	121,459	2,611,378
		14,039,303
South Korea-5.61%
CS Wind Corp.(b)	45,655	3,262,631
Doosan Fuel Cell Co. Ltd.(a)(b)	74,199	3,164,061
Ecopro BM Co. Ltd.	19,120	4,812,206
Iljin Materials Co. Ltd.	52,306	3,656,077
Samsung SDI Co. Ltd.	5,589	3,600,477
SK IE Technology Co. Ltd.(a)(c)	24,321	4,767,994
		23,263,446
Spain-4.88%
Acciona S.A.(b)	20,030	3,068,705
EDP Renovaveis S.A.	141,078	3,312,350
Grenergy Renovables S.A.(a)(b)	90,801	3,014,813
Siemens Gamesa Renewable Energy S.A., Class R(a)	104,416	2,909,690
Solaria Energia y Medio Ambiente S.A.(a)	172,142	3,320,111
Solarpack Corp. Tecnologica S.A.(a)	147,762	4,581,906
		20,207,575
Sweden-4.69%
Arise AB(a)(b)	573,483	2,796,064
Cell Impact AB(a)(b)	512,127	2,926,066
Eolus Vind AB, Class B(b)	141,668	3,219,765
Nibe Industrier AB, Class B(b)	307,362	3,672,297
PowerCell Sweden AB(a)	143,837	3,155,383
SolTech Energy Sweden AB(a)(b)	1,185,596	3,651,549
		19,421,124
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Switzerland-1.54%
Gurit Holding AG, BR	1,292	$2,922,432
Landis+Gyr Group AG	43,873	3,461,237
		6,383,669
Taiwan-2.31%
Motech Industries, Inc.(a)	2,860,000	3,288,003
Sino-American Silicon Products, Inc.	496,000	3,352,190
United Renewable Energy Co. Ltd.(a)(d)	6,786,000	2,936,192
		9,576,385
United Kingdom-3.82%
AFC Energy PLC(a)(b)	3,858,827	2,923,992
Ceres Power Holdings PLC(a)	236,390	3,316,230
Greencoat UK Wind PLC	1,834,884	3,479,744
ITM Power PLC(a)(b)	631,647	3,602,421
Proton Motor Power Systems PLC(a)	4,008,487	2,507,941
		15,830,328
United States-27.44%
Ameresco, Inc., Class A(a)	53,385	3,658,474
American Superconductor Corp.(a)	222,687	3,128,752
Arcosa, Inc.	54,745	2,997,836
Array Technologies, Inc.(a)	214,513	2,904,506
Bloom Energy Corp., Class A(a)(b)	134,751	2,937,572
Canoo, Inc.(a)(b)	298,954	2,430,496
ChargePoint Holdings, Inc.(a)(b)	111,295	2,632,127
Cree, Inc.(a)(b)	34,358	3,187,048
Enphase Energy, Inc.(a)	22,591	4,283,254
Eos Energy Enterprises, Inc.(a)(b)	170,991	2,653,780
First Solar, Inc.(a)	42,975	3,697,569
Fisker, Inc.(a)(b)	193,977	3,126,909
FTC Solar, Inc.(a)	294,575	2,986,991
FuelCell Energy, Inc.(a)(b)	358,674	2,270,406
Gevo, Inc.(a)(b)	418,159	2,546,588
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	62,496	3,549,773
Itron, Inc.(a)	33,400	3,293,908
Livent Corp.(a)(b)	185,109	3,611,477
Lordstown Motors Corp., Class A(a)(b)	320,411	1,999,365
Maxeon Solar Technologies Ltd.(a)	194,996	3,100,436
	Shares	Value
United States-(continued)
MP Materials Corp.(a)(b)	102,967	$3,873,619
Ormat Technologies, Inc.(b)	48,757	3,400,313
Piedmont Lithium, Inc.(a)	47,334	2,606,210
Plug Power, Inc.(a)(b)	112,031	3,056,206
QuantumScape Corp.(a)(b)	121,855	2,791,698
Renewable Energy Group, Inc.(a)(b)	48,528	2,972,340
Shoals Technologies Group, Inc., Class A(a)	114,193	3,321,874
SolarEdge Technologies, Inc.(a)	13,700	3,554,876
Stem, Inc.(a)(b)	103,610	2,808,867
Sunnova Energy International, Inc.(a)(b)	102,250	3,895,725
SunPower Corp.(a)(b)	136,294	3,376,002
Sunrun, Inc.(a)(b)	75,860	4,018,304
Sunworks, Inc.(a)(b)	357,617	3,089,811
TPI Composites, Inc.(a)(b)	74,162	2,902,701
Universal Display Corp.	15,367	3,603,408
Willdan Group, Inc.(a)(b)	82,840	3,417,150
		113,686,371
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $423,112,897)		414,179,139
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.11%
Invesco Private Government Fund, 0.02%(e)(f)(g)	34,842,711	34,842,711
Invesco Private Prime Fund, 0.12%(e)(f)(g)	81,583,089	81,615,723
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,458,433)		116,458,434
TOTAL INVESTMENTS IN SECURITIES-128.08% (Cost $539,571,330)		530,637,573
OTHER ASSETS LESS LIABILITIES-(28.08)%		(116,347,509)
NET ASSETS-100.00%		$414,290,064

See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $23,019,719, which represented 5.56% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$38,112,145	$(38,112,145)	$-	$-	$-	$153
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,420,921	157,097,186	(129,675,396)	-	-	34,842,711	2,671*
Invesco Private Prime Fund	11,041,609	247,153,436	(176,581,162)	(62)	1,902	81,615,723	34,988*
Total	$18,462,530	$442,362,767	$(344,368,703)	$(62)	$1,902	$116,458,434	$37,812

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.61%
Brazil-2.45%
Cia de Saneamento Basico do Estado de Sao Paulo	1,085,741	$7,480,013
Canada-1.35%
Stantec, Inc.	88,526	4,118,709
Cayman Islands-0.13%
Consolidated Water Co. Ltd.(a)	32,124	407,332
China-3.05%
Beijing Enterprises Water Group Ltd.(b)	4,798,146	1,759,666
China Water Affairs Group Ltd.(a)	542,693	408,528
Guangdong Investment Ltd.	5,104,063	7,145,899
		9,314,093
France-3.93%
Veolia Environnement S.A.	366,469	12,028,599
India-0.30%
Indian Energy Exchange Ltd.(c)	161,234	933,842
Italy-1.51%
ACEA S.p.A.	39,642	924,168
Hera S.p.A.	865,205	3,681,147
		4,605,315
Japan-5.95%
Kurita Water Industries Ltd.	113,671	5,489,351
METAWATER Co. Ltd.	48,789	889,982
Miura Co. Ltd.	73,833	3,239,234
Organo Corp.	18,344	1,047,990
TOTO Ltd.	146,694	7,538,535
		18,205,092
Netherlands-1.71%
Aalberts N.V.	56,023	3,409,296
Arcadis N.V.	41,409	1,832,518
		5,241,814
South Korea-2.06%
Coway Co. Ltd.	84,520	6,304,556
Spain-1.47%
Acciona S.A.(a)	29,288	4,487,081
Switzerland-7.60%
Belimo Holding AG	3,625	1,871,897
Geberit AG	26,045	21,375,119
		23,247,016
Thailand-0.18%
TTW PCL, NVDR	1,522,421	537,311
United Kingdom-12.91%
Genuit Group PLC	109,813	975,616
Halma PLC	187,547	7,533,244
	Shares	Value
United Kingdom-(continued)
HomeServe PLC	320,361	$4,164,622
Pennon Group PLC	319,776	5,681,998
Severn Trent PLC	189,703	7,385,104
Spirax-Sarco Engineering PLC	33,445	6,979,692
United Utilities Group PLC	453,682	6,768,238
		39,488,514
United States-55.01%
A.O. Smith Corp.	106,140	7,464,826
Advanced Drainage Systems, Inc.	44,640	5,450,098
American Water Works Co., Inc.	74,281	12,635,941
Danaher Corp.	89,913	26,748,218
Ecolab, Inc.	107,078	23,646,035
Ferguson PLC	156,304	21,927,323
IDEX Corp.	38,740	8,781,971
Itron, Inc.(b)	55,471	5,470,550
Pentair PLC	254,991	18,785,187
Reliance Worldwide Corp. Ltd.	596,761	2,425,730
Roper Technologies, Inc.	25,536	12,546,858
Waters Corp.(b)	34,412	13,414,142
Xylem, Inc.	70,783	8,908,040
		168,204,919
Total Common Stocks & Other Equity Interests (Cost $212,569,513)		304,604,206
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $690,372)	690,372	690,372
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $213,259,885)		305,294,578
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.59%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,460,706	1,460,706
Invesco Private Prime Fund, 0.12%(d)(e)(f)	3,406,951	3,408,314
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,869,020)		4,869,020
TOTAL INVESTMENTS IN SECURITIES-101.43% (Cost $218,128,905)		310,163,598
OTHER ASSETS LESS LIABILITIES-(1.43)%		(4,382,010)
NET ASSETS-100.00%		$305,781,588
See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2021.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$82,272	$4,159,624	$(3,551,524)	$-	$-	$690,372	$30
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,202,704	16,182,807	(15,924,805)	-	-	1,460,706	152*
Invesco Private Prime Fund	1,804,057	27,020,134	(25,415,988)	-	111	3,408,314	1,742*
Total	$3,089,033	$47,362,565	$(44,892,317)	$-	$111	$5,559,392	$1,924

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.39%
Australia-5.53%
BlueScope Steel Ltd.	2	$36
Brambles Ltd.	730,024	6,235,341
McMillan Shakespeare Ltd.	77,623	721,768
		6,957,145
Belgium-1.61%
Euronav N.V.	233,849	2,030,933
Canada-8.25%
CI Financial Corp.	170,637	3,109,698
Dream Office REIT	38,900	695,517
DREAM Unlimited Corp.	22,692	488,068
ECN Capital Corp.	16	135
Home Capital Group, Inc.(a)	44,980	1,399,826
Mullen Group Ltd.	74,984	813,901
Nutrien Ltd.	17	1,010
Onex Corp.	43,129	3,285,591
Power Corp. of Canada(b)	11	351
TFI International, Inc.	7	783
Trican Well Service Ltd.(a)	274,864	576,877
		10,371,757
Colombia-2.00%
Parex Resources, Inc.(a)	152,841	2,509,906
Denmark-0.00%
Pandora A/S	2	259
Finland-0.40%
Rovio Entertainment OYJ(c)	59,808	506,372
France-5.01%
Vivendi SE(b)	186,623	6,306,984
Germany-10.06%
Aroundtown S.A.	803,498	6,294,121
Scout24 AG(c)	74,339	6,366,283
		12,660,404
Hong Kong-0.37%
Skyworth Group Ltd.(a)	1,690,000	463,210
India-0.00%
Wipro Ltd., ADR	13	108
Indonesia-0.87%
PT Surya Citra Media Tbk(a)	6,883,100	1,094,633
Israel-2.92%
Gazit-Globe Ltd., (Acquired 07/29/2021; Cost $572,562)(d)	76,811	574,648
Paz Oil Co. Ltd.(a)	6,177	746,593
Plus500 Ltd.	121,010	2,357,131
		3,678,372
Italy-0.48%
Banca Monte dei Paschi di Siena S.p.A.(a)	430,942	598,394
Japan-29.81%
Chugoku Marine Paints Ltd.	110,500	911,185
Enplas Corp.	18,700	563,982
G-7 Holdings, Inc.	18,400	611,936
Haseko Corp.	228,700	3,075,728
Hitachi Transport System Ltd.	75,600	3,013,667
Kohnan Shoji Co. Ltd.	46,600	1,887,353
Mirait Holdings Corp.	176,600	3,461,199
Nippon Soda Co. Ltd.	50,000	1,596,811
Obara Group, Inc.	22,700	807,686
Okamura Corp.	142,000	2,000,292
	Shares	Value
Japan-(continued)
Round One Corp.	81,200	$790,914
Ryoyo Electro Corp.	38,400	843,575
Seino Holdings Co. Ltd.	244,400	3,093,135
Shinsei Bank Ltd.	238,836	3,153,288
SoftBank Group Corp.	89,600	5,581,733
Tamron Co. Ltd.	34,000	813,522
Tokyo Steel Manufacturing Co. Ltd.	210,914	2,102,414
Yamada Holdings Co. Ltd.	678,200	3,188,621
		37,497,041
Malaysia-0.21%
Berjaya Corp. Bhd.	4,102,000	267,310
Netherlands-1.90%
SBM Offshore N.V.	164,475	2,386,248
South Africa-0.87%
Barloworld Ltd.	148,839	1,099,651
South Korea-12.72%
Daishin Securities Co. Ltd.	5,249	81,684
KCC Corp.	5,731	1,768,750
Korean Reinsurance Co.	110,682	917,017
LX International Corp.	30,550	820,687
Mirae Asset Securities Co. Ltd.	374,381	2,906,518
POSCO	20,289	6,464,611
SK Materials Co. Ltd.	5,416	1,978,058
SK Networks Co. Ltd.	157,084	846,704
SK Securities Co. Ltd.	252,036	213,198
		15,997,227
Spain-6.17%
ACS Actividades de Construccion y Servicios S.A.	234,042	6,150,002
CIE Automotive S.A.	54,149	1,612,954
		7,762,956
Sweden-1.54%
Intrum AB	62,504	1,937,427
Thailand-1.71%
Supalai PCL, NVDR	1,628,600	1,045,515
Thanachart Capital PCL, NVDR	1,114,600	1,102,137
		2,147,652
United Kingdom-7.96%
abrdn PLC	1,674,768	6,612,982
Dialog Semiconductor PLC(a)	2	154
Quilter PLC(c)	1,525,586	3,402,244
		10,015,380
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.39% (Cost $124,090,556)		126,289,369
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.42%
Invesco Private Government Fund, 0.02%(e)(f)(g)	3,555,234	3,555,234
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(e)(f)(g)	8,292,227	$8,295,544
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,850,778)		11,850,778
TOTAL INVESTMENTS IN SECURITIES-109.81% (Cost $135,941,334)		138,140,147
OTHER ASSETS LESS LIABILITIES-(9.81)%		(12,343,547)
NET ASSETS-100.00%		$125,796,600
Investment Abbreviations:
ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $10,274,899, which represented 8.17% of the Fund’s Net Assets.
(d)	Restricted security. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$112,421	$2,896,325	$(3,008,746)	$-	$-	$-	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	958,706	26,485,678	(23,889,150)	-	-	3,555,234	268*
Invesco Private Prime Fund	1,455,625	36,265,762	(29,426,206)	(5)	368	8,295,544	3,065*
Total	$2,526,752	$65,647,765	$(56,324,102)	$(5)	$368	$11,850,778	$3,341

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Austria-4.87%
Mondi PLC	186,043	$5,162,954
Brazil-4.55%
Duratex S.A.	118,942	509,081
Klabin S.A.(a)	272,834	1,296,559
Suzano S.A.(a)	286,953	3,014,426
		4,820,066
Canada-4.29%
Canfor Corp.(a)	23,900	461,210
Cascades, Inc.	33,188	425,102
Interfor Corp.	25,180	516,166
Stella-Jones, Inc.	22,608	819,854
West Fraser Timber Co. Ltd.	32,439	2,325,442
		4,547,774
Chile-0.88%
Empresas CMPC S.A.	429,462	928,065
China-1.31%
Greatview Aseptic Packaging Co. Ltd.	306,383	130,104
Lee & Man Paper Manufacturing Ltd.	497,538	371,335
Shandong Sun Paper Industry JSC Ltd., A Shares	60,000	107,523
Yunnan Energy New Material Co. Ltd., A Shares	20,200	776,081
		1,385,043
Denmark-0.06%
Brodrene Hartmann A/S(a)	805	64,935
Finland-12.11%
Huhtamaki OYJ	37,024	1,971,688
Metsa Board OYJ	67,755	748,805
Stora Enso OYJ, Class R	222,886	4,409,819
UPM-Kymmene OYJ	139,475	5,696,016
		12,826,328
Germany-0.18%
Mercer International, Inc.	16,343	190,069
Hong Kong-0.75%
Nine Dragons Paper Holdings Ltd.	627,330	790,297
Indonesia-0.70%
PT Indah Kiat Pulp & Paper Corp. Tbk	1,044,231	490,978
PT Pabrik Kertas Tjiwi Kimia Tbk	534,831	252,392
		743,370
Ireland-5.00%
Smurfit Kappa Group PLC	93,892	5,296,311
Japan-3.71%
Daiken Corp.	3,653	73,692
Daio Paper Corp.	32,246	552,369
Hokuetsu Corp.	46,625	258,296
Nippon Paper Industries Co. Ltd.	37,758	438,991
Oji Holdings Corp.	311,509	1,785,323
Pack Corp. (The)(b)	4,919	126,975
Rengo Co. Ltd.	67,238	570,374
Tokushu Tokai Paper Co. Ltd.	3,125	125,569
		3,931,589
Portugal-0.52%
Altri SGPS S.A.(b)	27,409	165,596
Navigator Co. S.A. (The)(b)	82,171	295,823
Semapa-Sociedade de Investimento e Gestao	6,206	85,512
		546,931
	Shares	Value
South Africa-0.56%
Sappi Ltd.(a)	211,052	$594,978
South Korea-0.26%
Dongwha Enterprise Co. Ltd.(a)	1,929	124,939
Kuk-il Paper Manufacturing Co. Ltd.(a)	33,762	152,923
		277,862
Spain-0.26%
Ence Energia y Celulosa S.A.(a)	56,409	174,181
Miquel y Costas & Miquel S.A.	5,326	103,449
		277,630
Sweden-7.32%
BillerudKorsnas AB	71,539	1,548,164
Holmen AB, Class B	35,813	1,884,698
Svenska Cellulosa AB S.C.A., Class B	232,170	4,317,383
		7,750,245
Switzerland-3.42%
SIG Combibloc Group AG(a)	122,868	3,625,169
Taiwan-1.35%
Cheng Loong Corp.	275,000	414,491
Chung Hwa Pulp Corp.(a)	146,000	133,131
Longchen Paper & Packaging Co. Ltd.	245,000	247,497
YFY, Inc.	443,000	629,689
		1,424,808
Thailand-1.05%
Polyplex Thailand PCL, NVDR	102,085	75,475
SCG Packaging PCL, NVDR	491,844	1,036,288
		1,111,763
United Kingdom-2.92%
DS Smith PLC	526,197	3,094,661
United States-43.72%
Amcor PLC	448,773	5,187,816
Avery Dennison Corp.	24,962	5,258,994
CatchMark Timber Trust, Inc., Class A	18,618	217,644
Clearwater Paper Corp.(a)	6,339	186,937
Domtar Corp.(a)	21,071	1,157,009
Glatfelter Corp.	16,939	257,981
Graphic Packaging Holding Co.	102,754	1,969,794
International Paper Co.	86,043	4,969,844
Louisiana-Pacific Corp.	40,842	2,264,281
Neenah, Inc.	6,427	323,085
Packaging Corp. of America	35,552	5,030,608
Pactiv Evergreen, Inc.(b)	16,907	244,644
PotlatchDeltic Corp.	25,546	1,326,859
Ranpak Holdings Corp.(a)	13,237	339,132
Rayonier, Inc.	52,888	1,994,406
Schweitzer-Mauduit International, Inc., Class A	11,957	470,269
Sealed Air Corp.	59,364	3,368,907
Sonoco Products Co.	38,500	2,455,915
Westrock Co.	89,237	4,391,353
Weyerhaeuser Co.	144,898	4,887,410
		46,302,888
Total Common Stocks & Other Equity Interests (Cost $75,307,540)		105,693,736
Exchange-Traded Funds-0.23%
India-0.23%
Invesco India ETF(a)(b)(c) (Cost $229,569)	9,455	247,910
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $103,938)	103,938	$103,938
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $75,641,047)		106,045,584
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.60%
Invesco Private Government Fund, 0.02%(c)(d)(e)	191,516	191,516
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(c)(d)(e)	446,693	$446,872
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $638,388)		638,388
TOTAL INVESTMENTS IN SECURITIES-100.72% (Cost $76,279,435)		106,683,972
OTHER ASSETS LESS LIABILITIES-(0.72)%		(764,189)
NET ASSETS-100.00%		$105,919,783

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Invesco India ETF	$47,326	$189,902	$(17,450)	$23,073	$5,059	$247,910	$1,161
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	94,504	3,882,953	(3,873,519)	-	-	103,938	42
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	109,632	10,890,348	(10,808,464)	-	-	191,516	84*
Invesco Private Prime Fund	164,447	16,955,015	(16,672,616)	(3)	29	446,872	1,022*
Total	$415,909	$31,918,218	$(31,372,049)	$23,070	$5,088	$990,236	$2,309

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Green Building ETF (GBLD)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Australia-2.47%
Cromwell Property Group	26,655	$17,143
GDI Property Group	9,032	7,502
Growthpoint Properties Australia Ltd.	5,719	16,521
Vicinity Centres	72,284	82,621
		123,787
Austria-0.69%
CA Immobilien Anlagen AG	795	34,927
Belgium-0.35%
Befimmo S.A.	421	17,847
Canada-0.58%
First Capital REIT	2,000	28,998
China-1.69%
China Evergrande Group	37,000	25,044
Shimao Group Holdings Ltd.	23,000	45,342
SOHO China Ltd.(a)	38,500	14,268
		84,654
Finland-0.20%
Citycon OYJ	1,153	10,145
France-10.56%
Covivio	971	91,238
Gecina S.A.	858	136,181
Klepierre S.A.	3,849	93,337
Mercialys S.A.	1,278	15,488
Unibail-Rodamco-Westfield(a)	2,328	193,707
		529,951
Germany-0.43%
Deutsche EuroShop AG	915	21,722
Hong Kong-11.98%
Champion REIT	38,000	21,613
Henderson Land Development Co. Ltd.	27,000	120,734
Mapletree North Asia Commercial Trust(b)	41,300	30,805
Sun Hung Kai Properties Ltd.	24,500	350,892
Swire Properties Ltd.	21,800	61,995
Yuexiu REIT	31,000	15,478
		601,517
Japan-26.80%
AEON REIT Investment Corp.	26	37,786
CRE Logistics REIT, Inc.	9	17,041
Frontier Real Estate Investment Corp.	9	41,658
Fukuoka REIT Corp.	12	20,151
Global One Real Estate Investment Corp.	18	20,763
GLP J-REIT	77	137,863
Hulic Reit, Inc.	22	38,848
Isetan Mitsukoshi Holdings Ltd.	6,300	42,306
Itochu Advance Logistics Investment Corp.	11	16,046
Japan Excellent, Inc.	23	31,980
Japan Metropolitan Fund Investment Corp.	131	136,670
Japan Real Estate Investment Corp.	23	143,973
LaSalle Logiport REIT	30	54,943
Mitsubishi Estate Logistics REIT Investment Corp.	7	32,210
Mori Hills REIT Investment Corp.	28	41,101
Nippon Building Fund, Inc.	28	180,629
Nippon Prologis REIT, Inc.	39	130,059
Nomura Real Estate Master Fund, Inc.	79	125,320
	Shares	Value
Japan-(continued)
One REIT, Inc.	4	$12,465
Sekisui House Reit, Inc.	75	66,014
SOSiLA Logistics REIT, Inc.	11	17,239
		1,345,065
Netherlands-0.21%
Wereldhave N.V.	634	10,458
Singapore-9.45%
Ascendas India Trust	16,000	17,133
CapitaLand Integrated Commercial Trust	84,700	134,484
City Developments Ltd.	7,600	38,446
Frasers Centrepoint Trust	18,900	33,777
Frasers Logistics & Commercial Trust(b)	47,600	53,432
Keppel REIT	31,700	28,093
Manulife US REIT(b)	26,500	20,140
Mapletree Commercial Trust	40,400	64,444
OUE Commercial REIT	40,200	12,914
Prime US REIT(b)	8,800	7,392
SPH REIT	18,000	12,163
Starhill Global REIT	26,500	12,134
Suntec REIT	36,800	39,678
		474,230
Spain-2.70%
Inmobiliaria Colonial SOCIMI S.A.	5,174	55,157
Lar Espana Real Estate SOCIMI S.A.	1,055	6,643
Merlin Properties SOCIMI S.A.	6,586	73,879
		135,679
Sweden-2.12%
Fabege AB	4,941	85,709
Platzer Fastigheter Holding AB, Class B	1,110	20,770
		106,479
United Kingdom-3.66%
Berkeley Group Holdings PLC	2,294	154,530
Hammerson PLC	56,341	28,991
		183,521
United States-25.96%
Boston Properties, Inc.	2,764	324,438
Brandywine Realty Trust	3,159	44,100
Columbia Property Trust, Inc.	2,127	35,457
Cousins Properties, Inc.	2,768	109,945
Douglas Emmett, Inc.	3,278	109,485
Empire State Realty Trust, Inc., Class A	2,684	30,678
Highwoods Properties, Inc.	1,938	92,423
JBG SMITH Properties	2,214	72,243
KB Home	1,545	65,570
Kilroy Realty Corp.	1,957	135,561
Meritage Homes Corp.(a)	695	75,463
Paramount Group, Inc.	3,244	31,662
Piedmont Office Realty Trust, Inc., Class A	2,295	43,651
Vornado Realty Trust	3,039	132,197
		1,302,873
TOTAL INVESTMENTS IN SECURITIES-99.85% (Cost $5,003,887)		5,011,853
OTHER ASSETS LESS LIABILITIES-0.15%		7,437
NET ASSETS-100.00%		$5,019,290
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $111,769, which represented 2.23% of the Fund’s Net Assets.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$114,001	$(114,001)	$-	$-	$-	$1
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.59%
Brazil-0.93%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,469,192	$9,975,814
Canada-2.08%
Stantec, Inc.	477,205	22,202,160
China-2.62%
Beijing Enterprises Water Group Ltd.(a)(b)	21,876,399	8,022,923
China Water Affairs Group Ltd.(b)	3,596,023	2,707,012
Guangdong Investment Ltd.	12,362,635	17,308,198
		28,038,133
France-9.32%
Suez S.A.(b)	1,755,776	40,952,950
Veolia Environnement S.A.	1,791,255	58,794,299
		99,747,249
Italy-2.46%
ACEA S.p.A.	183,097	4,268,512
Interpump Group S.p.A.	352,805	22,026,466
		26,294,978
Japan-2.64%
Kurita Water Industries Ltd.	461,842	22,303,076
METAWATER Co. Ltd.	129,753	2,366,884
Nihon Trim Co. Ltd.	19,465	665,091
Nomura Micro Science Co. Ltd.(b)	31,110	1,227,392
Organo Corp.	28,861	1,648,825
		28,211,268
Netherlands-2.36%
Aalberts N.V.	415,644	25,294,138
Spain-0.25%
Fomento de Construcciones y Contratas S.A.	237,607	2,718,936
Switzerland-8.18%
Geberit AG	71,791	58,918,841
Georg Fischer AG	17,718	28,660,033
		87,578,874
United Kingdom-15.12%
Halma PLC	1,393,725	55,982,075
Pennon Group PLC	1,209,642	21,493,744
Severn Trent PLC(b)	1,041,319	40,538,360
United Utilities Group PLC	2,931,274	43,730,102
		161,744,281
United States-53.63%
Advanced Drainage Systems, Inc.	214,361	26,171,334
American States Water Co.	158,621	14,009,407
American Water Works Co., Inc.	621,981	105,805,188
Artesian Resources Corp., Class A	36,370	1,421,340
Badger Meter, Inc.	125,922	12,721,900
California Water Service Group	216,444	13,566,710
	Shares	Value
United States-(continued)
Energy Recovery, Inc.(a)	174,516	$3,691,013
Essential Utilities, Inc.	959,996	47,155,003
Evoqua Water Technologies Corp.(a)	516,963	17,064,949
Forterra, Inc.(a)(b)	83,029	1,958,654
Franklin Electric Co., Inc.	165,796	13,555,481
Gorman-Rupp Co. (The)	81,221	2,898,777
Lindsay Corp.	46,943	7,543,271
Middlesex Water Co.	75,126	7,643,319
Montrose Environmental Group, Inc.(a)(b)	60,091	3,226,286
Mueller Water Products, Inc., Class A	684,022	10,137,206
Northwest Pipe Co.(a)	42,361	1,203,476
Olin Corp.	616,927	29,014,077
Pentair PLC(b)	717,496	52,857,930
Reliance Worldwide Corp. Ltd.	3,413,545	13,875,470
Rexnord Corp.	516,713	29,106,443
Select Energy Services, Inc., Class A(a)	268,709	1,598,819
SJW Group	113,107	7,796,465
Tetra Tech, Inc.	233,131	31,127,651
Watts Water Technologies, Inc., Class A	118,689	17,893,554
Xylem, Inc.	779,257	98,069,493
York Water Co. (The)	56,099	2,707,338
		573,820,554
Total Common Stocks & Other Equity Interests (Cost $715,006,735)		1,065,626,385
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $2,154,068)	2,154,068	2,154,068
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $717,160,803)		1,067,780,453
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.73%
Invesco Private Government Fund, 0.02%(c)(d)(e)	5,548,423	5,548,423
Invesco Private Prime Fund, 0.12%(c)(d)(e)	12,941,143	12,946,320
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,494,743)		18,494,743
TOTAL INVESTMENTS IN SECURITIES-101.52% (Cost $735,655,546)		1,086,275,196
OTHER ASSETS LESS LIABILITIES-(1.52)%		(16,216,499)
NET ASSETS-100.00%		$1,070,058,697
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$145,794	$16,711,287	$(14,703,013)	$-	$-	$2,154,068	$152
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	94,025,850	(88,477,427)	-	-	5,548,423	677*
Invesco Private Prime Fund	-	158,329,017	(145,384,765)	-	2,068	12,946,320	9,897*
Total	$145,794	$269,066,154	$(248,565,205)	$-	$2,068	$20,648,811	$10,726

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.63%
Australia-5.14%
Alumina Ltd.	43,080	$52,882
ASX Ltd.	3,580	202,334
CSL Ltd.	8,813	1,871,558
Fortescue Metals Group Ltd.	42,451	777,282
Goodman Group	28,713	477,828
Magellan Financial Group Ltd.	3,383	121,524
Medibank Pvt Ltd.	71,392	173,698
REA Group Ltd.	1,032	122,631
Rio Tinto PLC	21,240	1,801,689
Washington H Soul Pattinson & Co. Ltd.	2,274	54,575
		5,656,001
Austria-0.53%
ANDRITZ AG	1,242	68,454
Mondi PLC	9,452	262,306
Oesterreichische Post AG(a)	1,009	53,243
Verbund AG	1,204	111,147
Wienerberger AG	2,078	84,913
		580,063
Belgium-0.57%
Etablissements Franz Colruyt N.V.	1,192	67,762
Galapagos N.V.(b)	819	49,734
KBC Group N.V.	6,339	510,390
		627,886
Brazil-0.15%
Yara International ASA	3,112	163,898
Canada-7.16%
Alimentation Couche-Tard, Inc., Class B	14,843	597,953
B2Gold Corp.	24,229	101,508
Barrick Gold Corp.	32,547	708,116
Canadian National Railway Co.	13,483	1,464,137
Canadian Pacific Railway Ltd.	13,715	1,017,790
CCL Industries, Inc., Class B	2,693	154,351
Constellation Software, Inc.	477	763,609
Fairfax Financial Holdings Ltd.	484	203,758
Franco-Nevada Corp.	3,471	554,843
Great-West Lifeco, Inc.	4,776	143,623
iA Financial Corp., Inc.	1,901	105,104
Kinross Gold Corp.	24,114	157,818
Onex Corp.	1,741	132,630
Pan American Silver Corp.	4,387	123,104
Sun Life Financial, Inc.	11,939	621,457
Thomson Reuters Corp.	4,488	475,278
West Fraser Timber Co. Ltd.	2,217	158,929
Wheaton Precious Metals Corp.	8,774	405,051
		7,889,059
China-1.13%
BOC Hong Kong Holdings Ltd.	84,000	270,229
ENN Energy Holdings Ltd.	13,500	282,292
Prosus N.V.(b)	7,764	689,111
		1,241,632
Denmark-6.18%
AP Moller - Maersk A/S, Class B	113	313,714
Carlsberg A/S, Class B	1,781	329,205
Coloplast A/S, Class B	2,695	492,781
DSV Panalpina A/S	3,848	937,325
Genmab A/S(b)	1,341	606,057
GN Store Nord A/S	3,105	272,044
H Lundbeck A/S	1,666	50,262
	Shares	Value
Denmark-(continued)
Novo Nordisk A/S, Class B	34,789	$3,216,633
Novozymes A/S, Class B	4,668	366,644
Rockwool International A/S, Class B	129	68,419
Tryg A/S	6,084	150,381
		6,803,465
Finland-1.84%
Elisa OYJ	2,856	183,489
Kesko OYJ, Class B	5,163	221,321
Kone OYJ, Class B	10,477	867,418
Neste OYJ	8,149	500,741
Orion OYJ, Class B	2,994	127,420
Wartsila OYJ Abp	8,305	124,972
		2,025,361
France-5.69%
Air Liquide S.A.	8,592	1,493,416
BioMerieux	849	101,228
L’Oreal S.A.	4,740	2,169,026
Sanofi	24,332	2,506,740
		6,270,410
Germany-6.47%
adidas AG	3,593	1,304,164
Deutsche Post AG	18,218	1,233,743
Henkel AG & Co. KGaA, Preference Shares	3,371	341,692
Knorr-Bremse AG	1,253	142,043
Merck KGaA	2,298	470,466
Porsche Automobil Holding SE, Preference Shares	2,594	280,774
SAP SE	21,001	3,009,279
Symrise AG	2,303	339,451
		7,121,612
Hong Kong-2.17%
Bank of East Asia Ltd. (The)	30,600	50,402
Hong Kong Exchanges & Clearing Ltd.	27,164	1,733,753
Techtronic Industries Co. Ltd.	34,000	607,705
		2,391,860
Ireland-0.78%
ICON PLC(b)	1,183	287,788
Kingspan Group PLC	2,841	308,925
Smurfit Kappa Group PLC	4,712	265,797
		862,510
Israel-0.50%
Check Point Software Technologies Ltd.(b)	2,545	323,470
Israel Discount Bank Ltd., Class A(b)	23,790	112,067
Maytronics Ltd.	2,690	58,690
Phoenix Holdings Ltd. (The)	6,001	57,542
		551,769
Italy-1.09%
Banca Mediolanum S.p.A.	5,338	52,563
DiaSorin S.p.A.	513	104,113
Ferrari N.V.	2,421	527,801
FinecoBank Banca Fineco S.p.A.(b)	16,553	296,686
Recordati Industria Chimica e Farmaceutica S.p.A.	1,933	119,604
Telecom Italia S.p.A.	217,650	95,725
		1,196,492
Japan-15.29%
Advantest Corp.	3,800	332,738
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Astellas Pharma, Inc.	36,700	$581,515
Azbil Corp.	2,330	90,334
Benefit One, Inc.	2,145	70,360
Brother Industries Ltd.	4,811	97,097
Casio Computer Co. Ltd.	4,142	67,065
Chugai Pharmaceutical Co. Ltd.	12,075	442,292
Cosmos Pharmaceutical Corp.	543	91,976
CyberAgent, Inc.	7,900	141,372
Daifuku Co. Ltd.	2,400	213,649
Daiichi Sankyo Co. Ltd.	33,897	666,976
Daito Trust Construction Co. Ltd.	1,401	163,907
Disco Corp.	618	175,405
Ebara Corp.	1,600	78,433
GungHo Online Entertainment, Inc.	2,675	49,332
Hoshizaki Corp.	1,200	100,264
Hoya Corp.	7,772	1,090,913
Iida Group Holdings Co. Ltd.	3,900	93,458
Izumi Co. Ltd.	1,360	46,283
Japan Exchange Group, Inc.	11,191	252,983
Japan Tobacco, Inc.	21,630	421,760
JCR Pharmaceuticals Co. Ltd.	1,700	47,786
JustSystems Corp.	978	56,586
Kaken Pharmaceutical Co. Ltd.	1,284	56,566
Kao Corp.	9,000	539,098
KDDI Corp.	30,400	922,941
Kobe Bussan Co. Ltd.	2,453	82,363
K’s Holdings Corp.	4,492	52,840
Kyowa Kirin Co. Ltd.	5,481	177,539
Lasertec Corp.	2,626	489,788
M3, Inc.	10,400	675,645
MonotaRO Co. Ltd.	4,945	113,363
Murata Manufacturing Co. Ltd.	12,100	996,665
Nabtesco Corp.(a)	3,400	127,636
Nifco, Inc.	1,500	49,476
Nihon M&A Center, Inc.	8,671	240,181
Nihon Unisys Ltd.	1,869	56,027
Nintendo Co. Ltd.	2,699	1,387,003
Nippon Shinyaku Co. Ltd.	1,071	80,215
Nissan Chemical Corp.	2,827	137,551
NOF Corp.	1,629	82,378
Nomura Research Institute Ltd.	7,140	229,000
Obic Co. Ltd.	1,314	230,115
Paltac Corp.	985	45,503
Persol Holdings Co. Ltd.	3,093	61,860
Pigeon Corp.	2,368	67,965
Pola Orbis Holdings, Inc.	2,000	47,636
SCREEN Holdings Co. Ltd.	800	71,800
SCSK Corp.	1,160	69,547
Secom Co. Ltd.	3,751	282,103
Seria Co. Ltd.	1,540	55,356
SG Holdings Co. Ltd.	10,200	273,053
Shimadzu Corp.	4,848	194,362
Shimano, Inc.	1,704	433,957
Shionogi & Co. Ltd.	5,051	264,723
Shizuoka Bank Ltd. (The)(a)	10,100	72,702
Square Enix Holdings Co. Ltd.	1,700	87,827
Sumitomo Dainippon Pharma Co. Ltd.	3,500	60,241
Sumitomo Rubber Industries Ltd.	3,900	52,130
Takara Bio, Inc.	2,100	52,294
Tokyo Electron Ltd.	3,051	1,248,755
Trend Micro, Inc.	3,736	193,693
Unicharm Corp.	9,000	359,344
	Shares	Value
Japan-(continued)
USS Co. Ltd.	4,530	$78,341
Welcia Holdings Co. Ltd.	1,687	57,258
Workman Co. Ltd.	800	55,034
Yakult Honsha Co. Ltd.	2,945	173,346
Yamato Holdings Co. Ltd.	7,900	226,743
Yokohama Rubber Co. Ltd. (The)	2,600	51,479
ZOZO, Inc.	3,103	105,318
		16,841,244
Jordan-0.09%
Hikma Pharmaceuticals PLC	2,759	101,500
Netherlands-6.45%
Akzo Nobel N.V.	3,475	428,961
ASML Holding N.V.	7,942	6,017,865
Wolters Kluwer N.V.	5,771	657,500
		7,104,326
New Zealand-0.36%
a2 Milk Co. Ltd. (The)(b)	14,188	61,594
Fisher & Paykel Healthcare Corp. Ltd.	10,504	231,302
Spark New Zealand Ltd.	31,928	105,515
		398,411
Norway-0.36%
Aker ASA, Class A	665	51,071
Aker BP ASA	1,788	48,308
Gjensidige Forsikring ASA	4,845	110,940
Kongsberg Gruppen ASA	2,175	62,285
TOMRA Systems ASA	2,225	128,642
		401,246
Singapore-0.16%
Singapore Technologies Engineering Ltd.	33,000	97,725
Venture Corp. Ltd.	5,495	77,184
		174,909
South Korea-2.05%
Bukwang Pharmaceutical Co. Ltd.	2,861	51,611
Coway Co. Ltd.	1,236	92,196
Dongsuh Cos., Inc.	1,941	51,299
Fila Holdings Corp.	1,106	50,192
Hyundai Elevator Co. Ltd.	1,092	51,265
KEPCO Plant Service & Engineering Co. Ltd.	1,330	49,315
KMW Co. Ltd.(b)	1,128	52,073
KT&G Corp.	2,454	175,583
Kumho Petrochemical Co. Ltd.	447	79,082
Meritz Fire & Marine Insurance Co. Ltd.	3,450	76,483
NAVER Corp.	2,727	1,027,737
Orion Corp.	514	52,506
Pearl Abyss Corp.(b)	1,020	65,621
S-1 Corp.	732	51,293
Samsung Electro-Mechanics Co. Ltd.	1,043	174,098
Samsung SDS Co. Ltd.	691	109,635
SK Chemicals Co. Ltd.	239	49,244
		2,259,233
Spain-0.74%
Industria de Diseno Textil S.A.	23,886	809,784
Sweden-7.68%
AAK AB	3,520	83,990
Alfa Laval AB	5,680	237,258
Assa Abloy AB, Class B	18,665	598,948
Atlas Copco AB, Class A	13,195	892,538
Axfood AB	2,235	60,524

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Sweden-(continued)
Beijer Ref AB	4,109	$86,821
Boliden AB	5,122	199,722
Electrolux AB, Series B	7,093	186,144
Elekta AB, Class B	7,195	105,030
Epiroc AB, Class A	15,597	364,361
Essity AB, Class B	11,003	359,985
Getinge AB, Class B	4,547	197,700
Husqvarna AB, Class B	9,478	132,739
Industrivarden AB, Class C	3,993	153,007
Indutrade AB	5,195	169,542
Investment AB Latour, Class B	2,697	105,446
Investor AB, Class B	42,700	1,058,555
Kinnevik AB, Class B(b)	5,032	219,606
Lifco AB, Class B	4,027	118,225
Nibe Industrier AB, Class B	26,607	317,895
Sandvik AB	21,540	561,525
Securitas AB, Class B	5,910	104,269
Skanska AB, Class B	9,754	275,476
SKF AB, Class B	8,243	219,198
Sweco AB, Class B	3,171	50,749
Tele2 AB, Class B	9,519	139,896
Telefonaktiebolaget LM Ericsson, Class B	58,528	672,547
Trelleborg AB, Class B	4,675	115,570
Volvo AB, Class B	28,433	670,005
		8,457,271
Switzerland-14.77%
ABB Ltd.	49,809	1,820,779
Geberit AG	970	796,078
Kuehne + Nagel International AG, Class R	1,466	494,328
Nestle S.A.	42,802	5,421,681
Partners Group Holding AG	531	907,264
Roche Holding AG	14,334	5,541,120
Schindler Holding AG, PC	927	299,897
Sika AG	2,778	978,109
		16,259,256
United Kingdom-11.85%
abrdn PLC	39,464	155,827
Admiral Group PLC	5,986	282,970
AstraZeneca PLC	24,369	2,801,319
Auto Trader Group PLC(b)(c)	23,336	211,543
B&M European Value Retail S.A.	17,775	136,665
Berkeley Group Holdings PLC	2,386	160,727
Burberry Group PLC	8,291	237,925
GlaxoSmithKline PLC	109,413	2,156,792
Hargreaves Lansdown PLC	6,519	147,965
	Shares	Value
United Kingdom-(continued)
Imperial Brands PLC	19,405	$416,028
Intertek Group PLC	3,791	271,763
Lloyds Banking Group PLC	1,433,313	909,418
Pearson PLC	14,099	170,425
Persimmon PLC	7,219	291,473
Sage Group PLC (The)	22,392	218,427
Schroders PLC	3,145	159,908
Spirax-Sarco Engineering PLC	1,486	310,116
St James’s Place PLC	12,201	269,213
Tesco PLC	188,696	611,284
Unilever PLC	54,206	3,128,416
		13,048,204
United States-0.43%
Avast PLC(c)	13,511	108,953
Inmode Ltd.(b)	599	68,088
James Hardie Industries PLC, CDI	8,868	298,088
		475,129
Total Common Stocks & Other Equity Interests (Cost $97,003,570)		109,712,531
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $72,682)	72,682	72,682
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $97,076,252)		109,785,213
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.29%
Invesco Private Government Fund, 0.02%(d)(e)(f)	94,203	94,203
Invesco Private Prime Fund, 0.12%(d)(e)(f)	219,718	219,806
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $314,009)		314,009
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $97,390,261)		110,099,222
OTHER ASSETS LESS LIABILITIES-0.01%		15,452
NET ASSETS-100.00%		$110,114,674

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
CDI-CREST Depository Interest
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2021.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $320,496, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,983	$2,804,621	$(2,863,922)	$-	$-	$72,682	$23
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,511,160	7,570,298	(8,987,255)	-	-	94,203	68*
Invesco Private Prime Fund	2,266,740	11,138,328	(13,185,275)	-	13	219,806	772*
Total	$3,909,883	$21,513,247	$(25,036,452)	$-	$13	$386,691	$863

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021, for each Fund (except for MSCI Green Building ETF). As of July 31, 2021, all of the securities in MSCI Green Building ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,548,562,422	$-	$0	$1,548,562,422
Money Market Funds	1,457,774	168,463,162	-	169,920,936
Total Investments	$1,550,020,196	$168,463,162	$0	$1,718,483,358
Invesco DWA Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$215,183,412	$-	$-	$215,183,412
Money Market Funds	-	8,245,888	-	8,245,888
Total Investments	$215,183,412	$8,245,888	$-	$223,429,300
Invesco DWA Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$238,318,492	$28,160	$8	$238,346,660
Exchange-Traded Funds	2,468,497	-	-	2,468,497
Money Market Funds	-	3,610,387	-	3,610,387
Total Investments	$240,786,989	$3,638,547	$8	$244,425,544
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,215,035,382	$-	$341,507	$1,215,376,889
Money Market Funds	-	59,047,897	-	59,047,897
Total Investments	$1,215,035,382	$59,047,897	$341,507	$1,274,424,786
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$431,441,690	$-	$0	$431,441,690
Money Market Funds	369,393	38,810,823	-	39,180,216
Total Investments	$431,811,083	$38,810,823	$0	$470,621,906

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,428,014,795	$8,941	$776,386	$1,428,800,122
Money Market Funds	-	1,999,711	-	1,999,711
Total Investments	$1,428,014,795	$2,008,652	$776,386	$1,430,799,833
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$411,242,947	$-	$2,936,192	$414,179,139
Money Market Funds	-	116,458,434	-	116,458,434
Total Investments	$411,242,947	$116,458,434	$2,936,192	$530,637,573
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$304,604,206	$-	$-	$304,604,206
Money Market Funds	690,372	4,869,020	-	5,559,392
Total Investments	$305,294,578	$4,869,020	$-	$310,163,598
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$126,289,369	$-	$-	$126,289,369
Money Market Funds	-	11,850,778	-	11,850,778
Total Investments	$126,289,369	$11,850,778	$-	$138,140,147
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$105,693,736	$-	$-	$105,693,736
Exchange-Traded Funds	247,910	-	-	247,910
Money Market Funds	103,938	638,388	-	742,326
Total Investments	$106,045,584	$638,388	$-	$106,683,972
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,065,626,385	$-	$-	$1,065,626,385
Money Market Funds	2,154,068	18,494,743	-	20,648,811
Total Investments	$1,067,780,453	$18,494,743	$-	$1,086,275,196
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$109,712,531	$-	$-	$109,712,531
Money Market Funds	72,682	314,009	-	386,691
Total Investments	$109,785,213	$314,009	$-	$110,099,222